As filed with the Securities and Exchange Commission on February 7, 2007

Securities Act File No. 033-88334

Investment Company Act File No. 811-08934

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under
The Securities Act Of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒
and/or
Registration Statement
Under
The Investment Company Act Of 1940	☒
Amendment No. 26	☒
(Check appropriate box or boxes)

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

With copies to:

Huey P. Falgout, Jr., Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	On April 30, 2007, pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

•	Cover Sheet

•	Contents of Registration Statement

•	Supplement, dated February 7, 2007

•	ADV Class Prospectus dated April 30, 2007

•	Class I Prospectus dated April 30, 2007

•	Class S Prospectus dated April 30, 2007

•	Statement of Additional Information for ADV Class, Class I, and Class S shares dated April 30, 2007

•	Part C

•	Signature Page

Supplement dated April 30, 2007

to the current Prospectuses of

ING Strategic Allocation Portfolios, Inc.

(“Registrant”)

The Prospectuses for the Registrant are hereby supplemented with the following information relating to “Information Regarding Trading of ING’s U.S. Mutual Funds:”

Information Regarding Trading of ING’s U.S. Mutual Funds

As discussed in earlier supplements, ING Life Insurance and Annuity Company (“ILIAC”), the adviser to the ING Funds, has reported to the Boards of Directors (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ILIAC and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ILIAC has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ILIAC reported that management of U.S. affiliates of ING Groep N.V., including ILIAC (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ILIAC has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ILIAC further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ILIAC has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, ILIAC reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•

Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•

ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•

In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ILIAC reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ILIAC advised the Boards that ING management was disappointed that its voluntary

2

internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ILIAC reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•

ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ILIAC reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•

The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•

ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among others things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, ILIAC and ING Financial Advisers, LLC (“IFA”) were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

3

On October 10, 2006, ILIAC entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of its products to NYSUT members. Under the terms of the NYAG Agreement, ILIAC, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. ILIAC also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”). Pursuant to the terms of the NYAG Agreement, ILIAC has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, ILIAC and IFA entered into an consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, ILIAC and IFA, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Neither the NH Agreement nor the NYAG Agreement have a material effect on ILIAC’s or IFA’s ability to perform their contracts with the Funds. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4

Prospectus

Prospectus

April 30, 2007

Adviser Class (‘‘ADV Class’’)

ING Variable Product Funds

Domestic Equity and Income Portfolios

■	ING VP Balanced Portfolio
■	ING VP Growth and Income Portfolio

Domestic Equity Growth Portfolio

■	ING VP Growth Portfolio

Domestic Equity Value Portfolio

■	ING VP Value Opportunity Portfolio

Fixed-Income Portfolio

■	ING VP Intermediate Bond Portfolio

International Equity Portfolio

■	ING VP International Equity Portfolio

Strategic Allocation Portfolios

■	ING VP Strategic Allocation Conservative Portfolio (formerly, ING VP Strategic Allocation Income Portfolio)
■	ING VP Strategic Allocation Growth Portfolio
■	ING VP Strategic Allocation Moderate Portfolio (formerly, ING VP Strategic Allocation Balanced Portfolio)

This Prospectus contains important information about investing in Adviser Class shares of certain ING Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (‘‘SEC’’) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT’S INSIDE

INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

RISKS

HOW THE PORTFOLIO HAS PERFORMED

WHAT YOU PAY TO INVEST

Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies (“Variable Contracts”) to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”) and qualified pension or retirement plans (“Qualified Plans”).

Individual Variable Contract holders are not “shareholders” of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolios are not offered directly to the general public.

These pages contain a description of each of our Portfolios included in this Prospectus, including each Portfolio’s investment objective, principal investment strategies and risks.

You’ll also find:

How the Portfolio has performed. A chart that shows each Portfolio’s financial performance for the past ten years (or since inception, if shorter).

What you pay to invest. Information about the management fees and expenses the Portfolios pay. You’ll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

What You Pay to Invest	24

Information for Investors	26

Management of the Portfolios	29

More Information About Risks	32

Dividends, Distributions and Taxes	36

Financial Highlights	37

Where To Go For More Information	Back Cover

INTRODUCTION TO THE PORTFOLIOS

Risk is the potential that your investment will lose money or not earn as much as you hope. All Portfolios have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with each of our Portfolios. You should consult the Statement of Additional Information (‘‘SAI’’) for a complete list of the investment strategies and risks.

If you have any questions about the Portfolios, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

DOMESTIC EQUITY AND INCOME PORTFOLIOS

ING’s Domestic Equity and Income Portfolios seek income and growth of capital.

They may be suitable investments if you:

•	want both regular income and the potential for capital appreciation; and
•	are looking for growth potential, but don’t feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Portfolios.

DOMESTIC EQUITY GROWTH PORTFOLIO

ING VP Growth Portfolio seeks long-term growth by investing primarily in domestic equities.

The Portfolio may be a suitable investment if you:

•	are investing for the long-term — at least several years; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

ING VP Value Opportunity Portfolio seeks capital appreciation.

It may be a suitable investment if you:

•	are investing for the long-term — at least several years; and
•	are willing to accept risk in exchange for the potential for long-term capital appreciation.

FIXED-INCOME PORTFOLIO

ING VP Intermediate Bond Portfolio may be a suitable investment if you:

•	want greater income potential than a money market fund; and
•	are willing to accept more risk than a money market fund.

INTERNATIONAL EQUITY PORTFOLIO

ING VP International Equity Portfolio seeks long-term capital growth by investing primarily in foreign equities.

It may be a suitable investment if you:

•	are investing for the long-term — at least several years;
•	are looking for exposure to international markets; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.

STRATEGIC ALLOCATION PORTFOLIOS

ING’s Strategic Allocation Portfolios are asset allocation portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

They may be suitable investments if you:

•	are investing for the long-term — at least five years.

If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolios	1

PORTFOLIOS AT A GLANCE

This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio’s investment objective, principal investment strategies and risks, which begin on page 4.

	PORTFOLIO	INVESTMENT OBJECTIVE

Domestic Equity and Income Portfolio	ING VP Balanced Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Maximize investment return with reasonable safety of principal.
	ING VP Growth and Income Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Maximize total return.

Domestic Equity Growth Portfolio	ING VP Growth Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Growth of Capital.
Domestic Equity Value Portfolio	ING VP Value Opportunity Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Growth of Capital.

Fixed- Income Portfolio	ING VP Intermediate Bond Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Maximize total return consistent with reasonable risk.
Global and International Equity Portfolio	ING VP International Equity Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital growth.

Strategic Allocation Portfolios	ING VP Strategic Allocation Conservative Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return consistent with preservation of capital.
	ING VP Strategic Allocation Growth Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Capital appreciation.

	ING VP Strategic Allocation Moderate Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return (i.e., income and capital growth, both realized and unrealized).

2	Portfolios at a Glance

PORTFOLIOS AT A GLANCE

MAIN INVESTMENTS	MAIN RISKS

A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

Equity securities of large U.S. companies believed to have above-average growth potential.	Price volatility and other risks that accompany an investment in equity securities.

Equity securities of large U.S. companies, believed to have growth potential.	Price volatility and other risks that accompany an investment in growth-oriented equity securities.
Equity securities of larger U.S. companies believed to be undervalued.	Price volatility and other risks that accompany an investment in equity securities.

Investment grade debt securities with a minimum average portfolio quality being investment grade, and dollar weighted average maturity generally ranging between five and ten years.	Credit, interest rate, repayment and other risks that accompany an investment in fixed-income securities. May be sensitive to credit risk during economic downturns.
Equity securities and equity equivalents principally traded outside of the U.S.	Price volatility and other risks that accompany an investment in foreign equities. Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities.

A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

If you have any questions, please call 1-800-992-0180.

Portfolios at a Glance	3

ING VP BALANCED PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Portfolio’s management of which of those sectors or mix thereof offers the best investment prospects.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks total return consisting of capital appreciation and current income.

Under normal market conditions, the Portfolio allocates its assets between the following asset classes:

•	Equities, such as common and preferred stocks;
•	Debt, such as bonds, mortgage-related and other asset-backed securities;
•	U.S. government securities; and
•	Money market instruments.

The Portfolio normally invests up to 75% of its total assets in equity securities and at least 25% of its total assets in debt securities (including money market instruments). In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short- term swings in the market by quickly changing the characteristics of the Portfolio.

In managing the equity component of the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s investment objective by overweighting those stocks in the

Standard & Poor’s 500® Composite Stock Price Index (‘‘S&P 500® Index’’) that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. As of December 31, 2006, the smallest company in the S&P 500® Index had a market capitalization of $         million, the largest company had a market capitalization of $         billion and the average capitalization of all companies in the S&P 500® Index was $         billion.

In managing the debt component, the Sub-Adviser focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of assets specialists use this relative value analysis to guide the security selection process. Although the Portfolio may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below BBB– by Standard & Poor’s (‘‘S&P’’) or Baa3 by

Moody’s Investors Services, Inc (‘‘Moody’s’’), the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Portfolio will generally range between three and ten years. The Portfolio may also invest in convertible securities, foreign debt securities and derivatives.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Allocation — the success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in securities of larger companies, which sometimes have more stable prices than smaller companies.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income securities.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Convertible and Debt Securities — the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

Mortgage-Related Securities — the price of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

U.S. Government Securities — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (‘‘GNMA’’). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

High-Yield, Lower-Grade Debt Securities — when the Portfolio invests in debt securities rated below investment grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Portfolio to sell them quickly at an acceptable price. These risks can reduce the Portfolio’s share price and the income it earns.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the ‘‘More Information About Risks’’ section.

4	ING VP Balanced Portfolio

ING VP BALANCED PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of three broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter         :           %

Worst:      quarter         :          %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of three broad measures of market performance — the S&P 500® Index, the Lehman Brothers Aggregate Bond Index (‘‘LBAB Index’’) and a composite index reflecting the combined performance of the S&P 500® Index and the LBAB Index (“Composite Index”). Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return (adjusted)%
S&P 500® Index (reflects no deductions for fees or expenses)(3)%
LBAB Index (reflects no deductions for fees or expenses)(4)%
Composite Index (reflects no deductions for fees or expenses)(5)%
(1)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(4)	The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.
(5)	The Composite Index consists of 60% of securities included in the S&P 500® Index and 40% of securities included in the LBAB Index.

If you have any questions, please call 1-800-992-0180.

ING VP Balanced Portfolio	5

ING VP GROWTH AND INCOME PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL

INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

The Sub-Adviser utilizes a multi-manager approach for portfolio construction. Both the senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for a dedicated portion of the overall portfolio. The senior portfolio managers are responsible for the overall allocation of assets for the portfolio, including management of the portfolio’s overall risk profile.

In managing the Portfolio, the Sub-Adviser:

•	Emphasizes stocks of larger companies.
•	Looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions.
•

Utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may invest in derivative instruments, including but not limited to, put and call options. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than small companies. However, the Portfolio may also invest in mid-sized companies which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends — although the Sub-Adviser emphasizes large-capitalization securities, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large-capitalization securities are in favor.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

6	ING VP Growth and Income Portfolio

ING VP GROWTH AND INCOME PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares did not have a full year of performance as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter         :         %

Worst:      quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Standard & Poor’s 500® Composite Stock Price Index (‘‘S&P 500® Index’’). Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return (adjusted)%
S&P 500® Index (reflects no deduction for fees or expenses)(3)%
(1)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

If you have any questions, please call 1-800-992-0180.

ING VP Growth and Income Portfolio	7

ING VP GROWTH PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks

growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

PRINCIPAL

INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in common stocks and securities convertible into common stock of large U.S. companies. The Sub-

Adviser defines large companies

as companies that have a market capitalization of at least $4 billion at the time of purchase. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions.

In managing the Portfolio, the Sub-Adviser:

•	Emphasizes stocks of larger companies, although the Portfolio may invest in companies of any size.
•	Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency,

earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in business momentum but whose perceived value is not reflected in the stock price.

•	Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

The Portfolio may invest in derivative instruments and foreign securities. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than small companies. However, the Portfolio may also invest in small- and mid-sized companies which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Growth Investing — growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the ‘‘More Information About Risks’’ section.

8	ING VP Growth Portfolio

ING VP GROWTH PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :          %

Worst:          quarter         :          %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Russell 1000® Growth Index. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class I Return (adjusted)%
Russell 1000® Growth Index (reflects no deductions for fees or expenses)(3)%
(1)	Class I shares commenced operations on December 13, 1996. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser.
(3)	The Russell 1000® Growth Index measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.
(4)	The index return for Class I shares is for the period beginning December 1, 1996.

If you have any questions, please call 1-800-992-0180.

ING VP Growth Portfolio	9

ING VP VALUE OPPORTUNITY PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks.

PRINCIPAL

INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks.

In managing the Portfolio, the Sub-Adviser may invest in companies of any size, although it tends to invest a majority of its assets in companies with a market capitalization greater than $1 billion at the time of purchase. The Sub-Adviser focuses on investing in securities of large companies, which are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest companies as measured by equity market capitalization. The market capitalization of large companies will change with market conditions. The equity securities in which the Portfolio may invest include common stocks and American Depositary Receipts (‘‘ADRs’’).

Within this universe, the Sub-Adviser uses a disciplined value approach to select investments that the Sub-Adviser considers to be undervalued compared to the overall stock market and whose stock price does not adequately reflect its favorable fundamental characteristics, including a strong financial position, experienced management team, and a leading or growing competitive market position. The Sub-Adviser uses a quantitative screening process and fundamental analysis to determine which undervalued stocks appear to have a catalyst to increase share price. The Sub-Adviser will consider selling a security when company business momentum deteriorate, when price objectives are reached, or when better investment opportunities present themselves.

The Portfolio may invest the remaining 35% of its assets in other types of securities including foreign securities and securities of smaller companies.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Portfolio invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may invest in small-and mid-sized companies which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.

Value Investing — securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs are subject to risks of foreign investments, and they may not always track the price of the underlying security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the ‘‘More Information About Risks’’ section.

10	ING VP Value Opportunity Portfolio

ING VP VALUE OPPORTUNITY PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year-by-Year Total Returns (%)(1)(2)(3)

(For periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:     quarter         :         %

Worst:     quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of two broad measures of market performance — the Russell 1000® Value Index and the Russell 1000® Index. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class I Return (adjusted)%
Russell 1000 Value® Index (reflects no deductions for fees or expenses)(4)%
Russell 1000® Index (reflects no deductions for fees or expenses)(5)%
(1)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	Prior to December 29, 2003, the Portfolio operated under a different investment strategy.
(4)	The Russell 1000 Value® Index is an unmanaged index that measures the performance of those Russell 1000® companies with low price-to-book ratios and low forecasted growth values.
(5)	The Russell 1000® Index is a comprehensive large-capitalization index measuring the performance of the largest 1,000 U.S. incorporated companies.

If you have any questions, please call 1-800-992-0180.

ING VP Value Opportunity Portfolio	11

ING VP INTERMEDIATE BOND PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks to

maximize total return

consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL

INVESTMENT STRATEGIES

Under normal market conditions, the

Portfolio invests at least 80% of its assets in a portfolio of bonds, including, but not limited to,

corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade (for example, rated at least BBB– by Standard & Poor’s Rating Group or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Although the Portfolio may invest a portion of its assets in high-yield (high-risk) debt securities, commonly referred to as “junk bonds,” rated below investment grade, the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment grade.

The dollar-weighted average portfolio maturity of the Portfolio will generally range between three and ten years.

The Portfolio may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; options and futures contracts involving securities, securities indices and interest rates. The Portfolio may also engage in dollar roll transactions and swap agreements.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide the security selection process.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/2% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Debt securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income securities.

Credit — the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Portfolio may be subject to more credit risk than other funds, because it may invest in high-yield debt securities, which are considered predominantly speculative with respect to the issuer’s continuing ability to meet interest and principal payments.

Prepayment — the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

Extension — slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security’s life, thereby locking in a below-market interest rate, increasing the security’s duration and reducing the value of the security.

High-Yield, Lower-Grade Debt Securities — when the Portfolio invests in debt securities rated below investment grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Portfolio to sell them quickly at an acceptable price. These risks can reduce the Portfolio’s share price and the income it earns.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Mortgage-Related Securities — the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

U.S. Government Securities — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government

National Mortgage Association (‘‘GNMA’’). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the ‘‘More Information About Risks’’ section.

12	ING VP Intermediate Bond Portfolio

ING VP INTERMEDIATE BOND PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares did not have a full year of performance as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year-by-Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter         :         %

Worst:      quarter         :           %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Lehman Brothers Aggregate Bond Index (‘‘LBAB Index’’). Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return (adjusted)%
LBAB Index (reflects no deduction for fees or expenses)(4)%
(1)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	Effective August 6, 2004, the Portfolio changed its name from ING VP Bond Portfolio to ING VP Intermediate Bond Portfolio.
(4)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.

If you have any questions, please call 1-800-992-0180.

ING VP Intermediate Bond Portfolio	13

ING VP INTERNATIONAL EQUITY PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks long-term

capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

PRINCIPAL

INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

At least 65% of the Portfolio’s assets will normally be invested in securities of companies of any size principally traded in a number of different countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing the Portfolio, the Sub-Adviser looks to:

•	Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

•	Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for appreciation.

•	Invest primarily in established foreign securities markets, although it may invest in countries with emerging securities markets as well.

•

Use internally developed quantitative computer models to evaluate the financial characteristics of over 1,000 companies. The Sub-Adviser analyzes qualities including cash flows, earnings and dividends, among others, of each company, in an attempt to select companies with long-term sustainable growth characteristics with some perceived value.

The Portfolio may employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small-and mid-sized companies which may be more susceptible to greater price volatility than larger companies because they typically have fewer

financial resources, more limited

product and market diversification, and may be dependent on a few key managers.

Market Trends — from time to time, the stock market may not favor the mix of growth-oriented and value-oriented securities in which the Portfolio invests. Rather, the market could favor more speculative growth-oriented securities or more value-oriented securities.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Other Investment Companies —the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the ‘‘More Information About Risks’’ section.

14	ING VP International Equity Portfolio

ING VP INTERNATIONAL EQUITY PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter         :         %

Worst:      quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Morgan Stanley Capital International — Europe, Australasia and Far East® Index (‘‘MSCI EAFE® Index’’). Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class I Return (adjusted)%				(1)
MSCI EAFE® Index (reflects no deduction for fees or expenses)(3)%				(4)
(1)	Class I shares commenced operations on December 22, 1997. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.
(4)	The index return for Class I shares is for the period beginning January 1, 1998.

If you have any questions, please call 1-800-992-0180.

ING VP International Equity Portfolio	15

ING VP STRATEGIC ALLOCATION PORTFOLIOS	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

INVESTMENT OBJECTIVES

ING VP Strategic Allocation Conservative Portfolio seeks to provide total return consistent with preservation of capital.

ING VP Strategic Allocation Growth Portfolio seeks to provide capital appreciation.

ING VP Strategic Allocation Moderate Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

ALLOCATION OPTIONS

The ING VP Strategic Allocation Portfolios are asset allocation funds that have been designed for investors with different investment goals:

•

Strategic Allocation Conservative is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

Under normal circumstances, the Portfolio invests a majority of its assets in income-producing securities, including dividend-paying domestic and international stocks.

•	Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

•

Strategic Allocation Moderate is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

Investors should consult with their investment professional to determine whether an ING VP Strategic Allocation Portfolio is suited to their financial needs, investment time horizon and risk tolerance level.

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser allocates the assets of each Portfolio, according to its objectives, among several classes of equities, fixed-income securities and money market instruments. The percentage weights of each Portfolio’s assets allocated to each such asset class are described in the chart below. The asset allocation limits apply at the time of purchase of a particular security.

ASSET CLASS
	ING VP Strategic Allocation Conservative Portfolio[1]	ING VP Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio[2]
Equities

Domestic Stocks
Range	0-70%	10-100%	0-75%

International Stocks
Range	0-20%	0-30%	0-20%
Fixed-Income
Range	0-100%	0-40%	0-70%
Money Market Instruments
Range	0-30%	0-30%	0-30%

1 ING VP Strategic Allocation Conservative Portfolio will invest no more than 35% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

2 ING VP Strategic Allocation Moderate Portfolio will invest no more than 60% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

16	ING VP Strategic Allocation Portfolios

ING VP STRATEGIC ALLOCATION PORTFOLIOS

The Sub-Adviser uses a Composite Index as the benchmark index to which it compares the performance of each ING VP Strategic Allocation Portfolio. Each Composite Index is a blended index that is derived from the asset class comparative indices set out in the chart below. The chart shows the weightings for each asset class comparative index represented in each benchmark Composite Index, as a percentage of the Composite Index. Each asset class comparative index that is blended into the benchmark Composite Index is described on page 23 of this Prospectus.

COMPOSITE INDEX
	Russell 3000® Index	Morgan Stanley Capital International Europe, Australasia and Far East® Index	Lehman Brothers Aggregate Bond Index	91-Day U.S. Treasury Bill Rate
Strategic Allocation Conservative Composite	35%	0%	55%	10%

Strategic Allocation Growth Composite	70%	10%	20%	0%
Strategic Allocation Moderate Composite	55%	5%	35%	5%

To remain consistent with each Portfolio’s investment objective and intended level of risk tolerance, the Sub-Adviser has instituted both a benchmark percentage allocation and a Portfolio-level range allocation for each asset class set out above. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Portfolio-level range allows the Sub-Adviser to vary the weightings of each asset class in each Portfolio to take advantage of opportunities as market and economic conditions change.

Each Portfolio’s asset allocation may vary from the benchmark allocation (within the permissible range) based on the Sub-Adviser’s ongoing evaluation of the expected returns and risks of each asset class relative to other classes. The Sub-Adviser may vary each Portfolio’s asset allocation within a given asset class to the full extent of the permissible range. Among the criteria the Sub-Adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers and interest rate movements.

PRINCIPAL INVESTMENT STRATEGIES

Set out below are the strategies employed by the Sub-Adviser in selecting investments for the ING VP Strategic Allocation Portfolios’ equity, fixed-income, and money market securities asset classes. The segment of a Portfolio’s assets that may be invested in each asset class are subject to the allocation ranges set out in the chart above.

EQUITY SECURITIES — DOMESTIC STOCKS

Large-Capitalization Stocks — Each Portfolio may invest a segment of its assets in stocks included in the Standard & Poor’s 500® Composite Stock Price Index (‘‘S&P 500® Index’’). The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies traded in the U.S. and selected by Standard & Poor’s Corporation. As of December 31, 2006, the market capitalization of the companies included on the S&P

500® Index was in excess of $     billion. In selecting large-capitalization stocks for each Portfolio, the Sub-Adviser attempts to overweight those stocks in the S&P 500® Index that it believes will outperform the Index, and underweight (or avoid altogether) those stocks that it believes will underperform the Index.

Small-/Mid-Capitalization Stocks — The Portfolios may invest a segment of their assets in small- and mid-capitalization stocks (typically stocks included in the Standard & Poor’s MidCap 400 Composite Stock Price Index (‘‘S&P MidCap 400 Index’’), the Standard & Poor’s SmallCap 600 Composite Price Index (‘‘S&P SmallCap 600 Index’’), and the Russell 2500 Index). The S&P MidCap 400 Index and the S&P SmallCap 600 Index measure the performance of the 400 mid-capitalization companies and the 600 small-capitalization companies, respectively, traded in the U.S. as selected by Standard & Poor’s Corporation. The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. The market capitalization range of each Index is reset monthly and will change with market conditions as the range of the companies in each Index changes. As of December 31, 2006, the market capitalization of the smallest company in the S&P MidCap 400 Index was $         million and the largest company had a market capitalization of $         billion. As of December 31, 2006, the market capitalization of the smallest company in the S&P SmallCap 600 Index was $         million and the largest company had a market capitalization of $         billion. As of December 31, 2006, the market capitalization of the smallest company in the Russell 2500® Index was $         million and the largest company had a market capitalization of $         billion.

To evaluate which large-, mid- and small-capitalization stocks in which to invest, the Sub-Adviser uses various methods, including, but not limited to internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each portfolio company and its potential for strong, sustained earnings growth.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Portfolios	17

ING VP STRATEGIC ALLOCATION PORTFOLIOS

EQUITY SECURITIES — INTERNATIONAL STOCKS

The Sub-Adviser may invest a segment of each Portfolio’s assets in international stocks. These securities may include common stocks as well as securities convertible into common stocks.

FIXED-INCOME SECURITIES

The Sub-Adviser will invest the segment of each Portfolio’s assets allocated to fixed-income securities in a diversified portfolio of domestic and foreign fixed-income securities, including, but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated at least BBB– by Standard & Poor’s or Baa3 by Moody’s or have an equivalent rating from another nationally recognized statistical rating organization, or, if unrated, are of comparable quality. Each Portfolio may also invest in international fixed-income securities and may invest up to 15% of the value of its total assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below investment grade. The dollar-weighted average maturity of the fixed-income segment of the Portfolio’s portfolio will generally range between three and ten years.

MONEY MARKET INSTRUMENTS; OTHER INVESTMENTS

Money Market Instruments — Each Portfolio may invest in high quality money market instruments that the Sub-Adviser believes are appropriate in light of the Portfolio’s investment objective. Such instruments may include high quality fixed-income securities denominated in U.S. dollars, with short remaining maturities, repurchase agreements, U.S. government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality.

Other Investments — Each Portfolio may, consistent with its investment objective and allocation strategy, invest in convertible securities, securities of foreign governments and supranational organizations, and municipal bonds, may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Portfolios may use options and futures contracts involving securities, securities indices and interest rates. Each Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Each Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolios. The Portfolios may be affected by the following risks, among others:

The success of each Portfolio’s strategy depends significantly on the Sub-Adviser’s skill in choosing investments and in allocating assets among the different investment classes.

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Portfolio will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Portfolio are those generally attributable to stock and bond investing.

Allocation — the success of each Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equities and debt and in choosing investments within these categories. Because each Portfolio’s assets are allocated between equities, fixed-income securities and money market instruments, a Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. In addition, each asset type has risks that are somewhat unique and the performance of each Portfolio will vary to a greater or lesser extent depending on the size of the allocation.

Price Volatility — the value of each Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Each Portfolio invests in securities of larger companies, which sometimes have more stable prices than small companies. However, each Portfolio may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt.

Credit — each Portfolio could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. Each Portfolio may be

18	ING VP Strategic Allocation Portfolios

ING VP STRATEGIC ALLOCATION PORTFOLIOS

subject to more credit risk than other funds because they may invest in high-yield debt securities, which are considered predominantly speculative with respect to the issuer’s continuing ability to meet interest and principal payments.

Mortgage-Related Securities — the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities — when a Portfolio invests in debt securities rated below investment grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for a Portfolio to sell them quickly at an acceptable price. These risks can reduce a Portfolio’s share price and the income it earns.

Repurchase Agreements — repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines the Portfolio may incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolios could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of a Portfolio and may reduce its returns.

U.S. Government Securities — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (‘‘GNMA’’). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolios may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolios.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to a Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in a Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Portfolios	19

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of which provides some indication of the risks of investing in the Portfolio and two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year by Year Total Returns (%)(1)(2)(3)(4)

(For the periods ended December 31 at each year)

Best and worst quarterly performance during this period:

Best:          quarter             :         %

Worst:          quarter             : (        %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of two broad measures of market performance — the Lehman Brothers Aggregate Bond Index (‘‘LBAB Index’’) and the Strategic Allocation Conservative Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)(4)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return (adjusted)%
LBAB Index (reflects no deduction for fees or expenses)(5)%
Strategic Allocation Conservative Composite Index (reflects no deduction for fees or expenses)(6)%
(1)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.
(4)	Effective April 28, 2006, the Portfolio changed its name from ING VP Strategic Allocation Income Portfolio to ING VP Strategic Allocation Conservative Portfolio.
(5)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.
(6)	The Strategic Allocation Conservative Composite Index is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large-capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 15% in large-capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-capitalization stocks, small-/mid-capitalization stocks, and real estate stocks, and the category of international bonds was removed.

20	ING VP Strategic Allocation Income Portfolio

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of which provides some indication of the risks of investing in the Portfolio and two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year by Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter             :         %

Worst:          quarter             :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of two broad measures of market performance — the Russell 3000® Index and the Strategic Allocation Growth Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return (adjusted)%
Russell 3000® Index (reflects no deduction for fees or expenses)(4)%
Strategic Allocation Growth Composite Index (reflects no deduction for fees or expenses)(5)%
(1)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	Effective October 1, 2002, the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio.
(4)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(5)	The Strategic Allocation Growth Composite Index is comprised of the asset class indices that correspond to the particular asset classes in which the

Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 20% in large-capitalization stocks, 20% for small-/mid-capitalization stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 35% in large-capitalization stocks, 20% in small-/mid-capitalization stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-capitalization stocks, small-/mid-capitalization stocks, and real estate stocks, and the category of international bonds was removed.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Growth Portfolio	21

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of which provides some indication of the risks of investing in the Portfolio and two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year by Year Total Returns (%)(1)(2)(3)(4)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter             :         %

Worst:          quarter             :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of two broad measures of market performance — the Russell 3000® Index and the Strategic Allocation Moderate Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)(4)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return (adjusted)%
Russell 3000® Index (reflects no deduction for fees or expenses)(5)%
Strategic Allocation Moderate Composite Index (reflects no deduction for fees or expenses)(6)%
(1)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.
(4)	Effective April 28, 2006, the Portfolio changed its name from ING VP Strategic Allocation Balanced Portfolio to ING VP Strategic Allocation Moderate Portfolio.
(5)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(6)	The Strategic Allocation Moderate Composite Index is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 15% in large-capitalization stocks, 15% for small-/mid-capitalization stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 25% in large capitalization stocks, 15% in small-/mid-capitalization stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large capitalization stocks, small-/mid-capitalization stocks, and real estate stocks, and the category of international bonds was removed.

22	ING VP Strategic Allocation Balanced Portfolio

BENCHMARK INDICES FOR VP STRATEGIC ALLOCATION PORTFOLIOS

ASSET CLASS	ASSET CLASS COMPARATIVE INDICES

Domestic Stocks	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
International Stocks	The Morgan Stanley Capital International — Europe, Australasia and Far East® Index (“MSCI EAFE® Index”) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australasia and the Far East.

U.S. Dollar Bonds	The Lehman Brothers Aggregate Bond Index (“LBAB Index”) is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.
Cash Equivalents	Three-month Treasury bills are government-backed short-term investments considered to be relatively risk-free, and equivalent to cash because their maturity is only three months.

If you have any questions, please call 1-800-992-0180.

Benchmark Indices	23

WHAT YOU PAY TO INVEST

The table that follows shows the estimated operating expenses paid each year by Class ADV shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2006. Actual expenses paid by the Portfolios may vary from year to year.
Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not applicable.

Operating Expenses Paid Each Year by the Portfolios(1)

(as a % of average net assets)

Portfolio		Management Fees	Distribution (12b-1) Fees	Shareholder Services Fees	Other Expenses(2)	Total Portfolio Operating Expenses	Waivers, Reimbursements and Recoupment	Net Portfolio Operating Expenses

ING VP Balanced	%	0.50	0.25	0.25
ING VP Growth and Income	%	0.50	0.25	0.25
ING VP Growth	%	0.60	0.25	0.25
ING VP Value Opportunity	%	0.60	0.25	0.25
ING VP Intermediate Bond	%	0.40	0.25	0.25
ING VP International Equity	%	0.85	0.25	0.25
ING VP Strategic Allocation Conservative	%	0.60	0.25	0.25
ING VP Strategic Allocation Growth	%	0.60	0.25	0.25
ING VP Strategic Allocation Moderate	%	0.60	0.25	0.25

(1)	This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based upon each Portfolio’s actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed. Since the ADV Class shares had not commenced operations as of December 31, 2006, expenses are based on the Portfolios’ actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC has agreed.
(2)	ING Funds Services, LLC receives an annual administration fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% of daily net assets thereafter of each Portfolio.
(3)	ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio (except ING VP Balanced Portfolio, ING VP Growth and Income Portfolio, and ING VP Intermediate Bond Portfolio) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading ‘‘Waivers, Reimbursements and Recoupments.’’ The expense limit for each Portfolio is shown as Net Portfolio Operating Expenses. For each applicable Portfolio, the expense limits will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of an investment management agreement. In addition, the expense limitation agreement may be terminated by the Company/Trust upon at least 90 days’ prior written notice to ING Investments, LLC.

24	What You Pay to Invest

WHAT YOU PAY TO INVEST

Example
The Example that follows is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invested $10,000, that you reinvested all your dividends, that the Portfolio earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.

Portfolio		1 Year	3 Years	5 Years	10 Years

ING VP Balanced	$
ING VP Growth and Income	$
ING VP Growth	$
ING VP Value Opportunity	$
ING VP Intermediate Bond	$
ING VP International Equity(1)	$
ING VP Strategic Allocation Conservative(1)	$
ING VP Strategic Allocation Growth	$
ING VP Strategic Allocation Moderate(1)	$

(1)	The Example reflects the contractual expense limitations/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	25

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolios are offered for purchase by separate accounts to serve as investment options under Variable Contracts issued by insurance companies, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolios according to the investment options you’ve chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolios assume no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, (‘‘ING Funds Distributor’’ or ‘‘Distributor’’) the distributor for the Portfolios, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolios serve as investment options and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Portfolios’ Boards of Directors/Trustees (‘‘Board’’) directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, a pension plan, investment company or other permitted investor, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that a Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary’s customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current net asset value (‘‘NAV’’), causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as ‘‘price arbitrage.’’ Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such ‘‘stale pricing’’ presents an

26	Information for Investors

INFORMATION FOR INVESTORS

opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Classes of Shares

Certain Portfolios also offer Class I and Class S shares. Class I and Class S shares are not offered in this Prospectus.

Shareholder Service and Distribution Plan Fees

The Company/Trust has adopted a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (‘‘1940 Act’’) (‘‘Shareholder Service and Distribution Plan’’) for the ADV Class shares of each Portfolio. Under the Shareholder Service and Distribution Plan, the Distributor, the Portfolios’ principal underwriter, is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the ADV Class shares of each Portfolio. The shareholder services fee would be paid for the shareholder services and account maintenance services provided by the Distributor to the Portfolios, and could be used by the Distributor to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for servicing shareholder accounts. The distribution fee would be paid for the Distributor’s services as distributor of the Portfolios in connection with any activities or expenses primarily intended to result in the sale of ADV Class shares of the portfolios. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Shareholder Service and Distribution Plan, the Portfolios’ Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver and ING USA Annuity and Life Insurance Co. ING Groep N.V. (‘‘ING Groep’’) (NYSE: ING) uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

If you have any questions, please call 1-800-992-0180.

Information for Investors	27

INFORMATION FOR INVESTORS

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of the close of regular trading (‘‘Market Close’’) on the New York Stock Exchange (‘‘NYSE’’) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares.

When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•

Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;
•	Securities whose trading has been halted or suspended;
•	Fixed-income securities that have gone into default and for which there are no current market value quotations; and
•	Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by a Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company’s Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1.) Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

28	Information for Investors

ADVISER AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIOS

ADVISER

ING Investments, LLC (‘‘ING Investments’’ or ‘‘Adviser’’), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April of 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2006, ING Investments managed approximately $         billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fees paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees
ING VP Balanced	0.50%
ING VP Growth and Income	0.50
ING VP Growth	0.60
ING VP Value Opportunity	0.60
ING VP Intermediate Bond	0.40
ING VP International Equity	0.85
ING VP Strategic Allocation Conservative	0.60
ING VP Strategic Allocation Growth	0.60
ING VP Strategic Allocation Moderate	0.60

For information regarding the basis for the Board’s approval of the following investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report dated December 31, 2006.

SUB-ADVISERS

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Portfolio. Each sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

ING VP Balanced Portfolio, ING VP Growth and Income Portfolio, ING VP Growth Portfolio, ING VP Value Opportunity Portfolio, ING VP Intermediate Bond Portfolio, ING VP International Equity Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio

ING Investment Management Co.

ING Investment Management Co., (‘‘ING IM’’ or “Sub-Adviser”), a Connecticut corporation, serves as sub-adviser to each Portfolio. ING IM is responsible for managing the assets of the Portfolios in accordance with each Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep, and is an affiliate of ING Investments. ING IM has acted as Adviser or Sub-Adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $         billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

Prior to March 31, 2002, ING IM served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.

ING VP Balanced Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Balanced Portfolio:

The equity portion of the Portfolio has been managed by Omar Aguilar, Ph.D., since December 2005. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers’ quantitative research for its alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

If you have any questions, please call 1-800-992-0180.

Management of the Portfolios	29

MANAGEMENT OF THE PORTFOLIOS	ADVISER AND SUB-ADVISERS

Mary Ann Fernandez, Portfolio Manager, has managed the overall asset allocation of the Portfolio since 2005. Ms. Fernandez joined ING IM in 1996 as Vice President of Product Development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds. She is also involved in the management and marketing of certain equity strategies managed by ING IM.

The fixed-income portion of the Portfolio has been managed by James B. Kauffmann since 2002. Mr. Kauffmann joined ING Groep in 1996 and has over 20 years of investment experience. Prior to joining ING Groep, he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked as an analyst with a venture capital fund.

ING VP Growth and Income Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Growth and Income Portfolio:

Christopher F. Corapi, Portfolio Manager and Director of Fundamental Equity Research, ING IM, has co-managed the Portfolio since 2004. Mr. Corapi joined ING IM in February 2004 and has over 22 years of investment experience. Prior to joining ING IM, Mr. Corapi served as the Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and the Head of Emerging Markets Research at JP Morgan Investment Management beginning in 1998.

Scott Lewis, Portfolio Manager, has co-managed the Portfolio since 2004. Mr. Lewis joined ING IM in May 2004 and has over 24 years of investment experience. Mr. Lewis joined ING IM from Credit Suisse Asset Management (‘‘CSAM’’), where he worked for 18 years both with CSAM and its predecessor Warburg Pincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S. equity research.

ING VP Growth Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Growth Portfolio:

Jeff Bianchi, Portfolio Manager, has co-managed the Portfolio since December 2006. Mr. Bianchi joined ING IM in 1994 and has over 10 years of investment management experience. Before assuming his current responsibilities, Mr. Bianchi provided quantitative analysis for ING IM’s small capitalization equity strategies.

Richard Welsh, Portfolio Manager, has co-managed the Portfolio since 2004. Mr. Welsh joined ING in 2004 and has 17 years of investment management experience. Mr. Welsh joined ING IM from Columbus Circle Investors where he was senior investment analyst of their large-capitalization core and large-capitalization growth disciplines. Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds and American Century Investments.

ING VP Value Opportunity Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Value Opportunity Portfolio:

Michael Leskinen, CFA, Assistant Portfolio Manager, has been assisting with the management of the Portfolio since May 2006. He joined ING IM as a Research Analyst covering the financial services sector in December 2001, coming from Federated Investors where he had worked for one year. In his role, he provides investment research and stock recommendations to various large cap equity strategies. Previously, Mr. Leskinen worked at Citigroup and Bank One.

Scott Lewis, Portfolio Manager, has co-managed the Portfolio since 2004. Mr. Lewis joined ING IM in May 2004 and has over 24 years of investment experience. Mr. Lewis joined ING IM from Credit Suisse Asset Management (‘‘CSAM’’), where he worked for 18 years both with CSAM and its predecessor Warburg Pincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S. equity research.

ING VP Intermediate Bond Portfolio

The following individual is responsible for the day-to-day management of ING VP Intermediate Bond Portfolio:

James B. Kauffmann, Portfolio Manager, has managed the Portfolio since 2002. Mr. Kauffmann joined ING Groep in 1996 and has over 20 years of investment experience. Prior to joining ING Groep, he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked as an analyst with a venture capital fund.

ING VP International Equity Portfolio

The following individuals share responsibility for the day-to-day management of ING VP International Equity Portfolio:

Carl Ghielen, Portfolio Manager, has co-managed the Portfolio since 2002. He is responsible for stock selection as well as coordinating efforts on behalf of ING’s international equity teams. Prior to joining ING in 2000 Mr. Ghielen worked for MN Services (a Dutch pension fund) as senior fund manager.

Martin Jansen, Portfolio Manager, has co-managed the Portfolio since 2002. He joined ING in 1997 as senior manager and has 26 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

30	Management of the Portfolios

ADVISER AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIOS

ING VP Strategic Allocation Conservative, ING VP Strategic Allocation Growth, and ING VP Strategic Allocation Moderate Portfolios

The following individuals share responsibility for the day-to-day management of the Strategic Allocation Portfolios:

Mary Ann Fernandez, Portfolio Manager, has co-managed the Portfolio since 2002. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds, she is also involved in the management and marketing of certain equity strategies managed by ING IM.

Brian Gendreau, Ph.D., Portfolio Manager, has co-managed the Portfolio since May 2006. Mr. Gendreau joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney’s Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

Additional Information Regarding Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

If you have any questions, please call 1-800-992-0180.

Management of the Portfolios	31

MORE INFORMATION ABOUT RISKS

All variable portfolios involve risk — some more than others —and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolios named below may invest in these securities or use these techniques as part of a Portfolio’s principal investment strategies. However, the Adviser or Sub-Adviser of any Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio’s principal investment strategy.

Principal Risks

The discussions below identify the Portfolios that engage in the described strategy as a principal strategy. For these Portfolios, the risk associated with the strategy is a principal risk. Other Portfolios may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Convertible Securities (All Portfolios except ING VP Value Opportunity Portfolio and ING VP Intermediate Bond Portfolio).    The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

Corporate Debt Securities (ING VP Balanced Portfolio, ING VP Intermediate Bond Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio).    Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio’s debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Derivatives (All Portfolios except ING VP Value Opportunity Portfolio).    Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Not all of the Portfolios invest in these types of derivatives, so please check the description of each Portfolio’s policies. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Emerging Markets Investments (ING VP Intermediate Bond Portfolio and ING VP International Equity Portfolio). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political

32	More Information About Risks

MORE INFORMATION ABOUT RISKS

and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities (All Portfolios).    There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

The risks in investing in foreign securities may be greater for countries with an emerging securities market.

High-Yield, Lower Quality Debt Securities (All Portfolios except ING VP Growth and Income Portfolio, ING VP Growth Portfolio, ING VP Value Opportunity Portfolio and ING VP International Equity Portfolio).    Investments in high yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The prices of high yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield debt securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield debt securities.

Mortgage-Related Securities (ING VP Balanced Portfolio, ING VP Intermediate Bond Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio).    Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.

Other Investment Companies (All Portfolios).    A Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (‘‘ETFs’’) and Holding Company Depositary Receipts (‘‘HOLDRs’’), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depository Receipts (‘‘SPDRs’’), NASDAQ-100 Index Tracking Stock (‘‘QQQQ’’), Dow Jones Industrial Average Tracking Stocks (‘‘Diamonds’’) and iShares exchange-traded funds (‘‘iShares’’). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETF’s include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide ‘‘circuit breakers’’ (which are tied to large decreases in stock prices) halts

If you have any questions, please call 1-800-992-0180.

More Information About Risks	33

MORE INFORMATION ABOUT RISKS

trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reason, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of share of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Repurchase Agreements (ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio, and ING VP Strategic Allocation Moderate Portfolio).    Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to repurchase at an agreed upon date and price. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

Small- and Mid-Capitalization Companies. (All Portfolios except ING VP Intermediate Bond Portfolio and ING VP International Equity Portfolio).    Investments in small-and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

U.S. Government Securities (ING VP Balanced Portfolio, ING VP Intermediate Bond Portfolio, and ING VP Strategy Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio).    Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

Lending Portfolio Securities (All Portfolios).    In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Portfolio Turnover (All Portfolios except ING Growth and Income Portfolio, ING Growth Portfolio, ING VP Value Opportunity Portfolio and ING International Equity Portfolio).    Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse affect on the performance of the Portfolio.

Other Risks

Borrowing.    A Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Inability to Sell Securities.    Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Index Strategy.    A Portfolio may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Portfolio and an index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of a Portfolio’s shares.

Initial Public Offerings (“IPOs”).    IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the initial public offerings.

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MORE INFORMATION ABOUT RISKS

Interests in Loans.    Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio’s investment. Many loans are relatively illiquid, and may be difficult to value.

Investment by Funds-of-Funds.    Certain Portfolio’s shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, a Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds of funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Management.    Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Pairing Off Transactions.    A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

Restricted and Illiquid Securities.    Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Reverse Repurchase Agreements and Dollar Rolls.    A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio’s yield; however, such transactions also increase a Portfolio’s risk to capital and may result in a shareholder’s loss of principal.

Rule 144A Securities.    Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio considers Rule 144A securities to be ‘‘liquid’’ although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

Short Sales.    A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Temporary Defensive Strategies.    When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, each Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve its investment objective.

Percentage and Rating Limitations.    Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

If you have any questions, please call 1-800-992-0180.

More Information About Risks	35

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

Each Portfolio, except ING VP Growth and Income Portfolio and ING VP Intermediate Bond Portfolio, declare and pay dividends and capital gains distributions, if any, on an annual basis usually in June. ING VP Growth and Income and ING VP Intermediate Bond Portfolios declare and pay dividends and capital gains distributions, if any, on a semi-annual basis. To comply with federal tax regulations, the Portfolios, except ING VP Growth and Income and ING VP Intermediate Bond Portfolios, may also pay an additional capital gains distribution, unusually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus per the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.

36	Dividends, Distributions and Taxes

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product; total returns would be lower if they did. A report of each Portfolio’s independent registered public accounting firm along with each Portfolio’s financial statements, is included in the Company’s/Trust’s annual shareholder report, which is incorporated by reference into the SAI and is available upon request.

Because ADV Class shares of the ING VP Balanced Portfolio, ING VP Growth Portfolio, ING VP Value Opportunity Portfolio, ING VP International Equity Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING Strategic Allocation Growth Portfolio and ING Strategic Allocation Moderate Portfolio had not commenced operations as of December 31, 2006, financial highlights for Class I shares of the Portfolios, are presented for these Portfolios.

If you have any questions, please call 1-800-992-0180.

Financial Highlights	37

ING VP BALANCED PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class I
		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		13.40		12.50	10.73	12.09
Income (loss) from investment operations:
Net investment income	$		0.29	*	0.29	0.25	0.25
Net realized and unrealized gain (loss) on investments	$		0.27		0.87	1.76	(1.49)
Total from investment operations	$		0.56		1.16	2.01	(1.24)
Less distributions from:
Net investment income	$		0.32		0.26	0.24	0.12
Net realized gains on investments	$		—		—	—	—
Total distributions	$		0.32		0.26	0.24	0.12
Net asset value, end of period	$		13.64		13.40	12.50	10.73
Total Return(1)%			4.24		9.42	18.87	(10.31)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$		1,236		1,358	1,375	1,223
Ratios to average net assets:
Expenses	%		0.60		0.59	0.60	0.60
Net investment income	%		2.30		2.15	2.04	2.00
Portfolio turnover rate	%		308		272	333	345

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*	Per share data calculated using average number of shares outstanding throughout the period.

38	ING VP Balanced Portfolio

FINANCIAL HIGHLIGHTS	ING VP GROWTH AND INCOME PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class I
		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		19.35	18.28	14.50	19.54
Income (loss) from investment operations:
Net investment income	$		0.23	0.28	0.16	0.16
Net realized and unrealized gain (loss) on investments	$		1.35	1.24	3.62	(5.04)
Total from investment operations	$		1.58	1.52	3.78	(4.88)
Less distributions from:
Net investment income	$		0.22	0.45	—	0.16
Net realized gains on investments	$		—	—	—	—
Total distributions	$		0.22	0.45	—	0.16
Net asset value, end of period	$		20.71	19.35	18.28	14.50
Total Return(1)%			8.13	8.39	26.07	(24.99)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$		3,146	3,531	3,795	3,525
Ratios to average net assets:
Expenses	%		0.59	0.58	0.60	0.59
Net investment income	%		1.03	1.41	0.95	0.83
Portfolio turnover rate	%		80	139	150	246

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

If you have any questions, please call 1-800-992-0180.

ING VP Growth and Income Portfolio	39

ING VP GROWTH PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class I
		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		9.56		8.93	6.85	9.64
Income (loss) from investment operations:
Net investment income (loss)	$		0.02		0.06	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	$		0.87		0.58	2.07	(2.78)
Total from investment operations	$		0.89		0.64	2.08	(2.79)
Less distributions from:
Net investment income	$		0.07		0.01	—	—
Net realized gains on investments	$		—		—	—	—
Total distributions	$		0.07		0.01	—	—
Net asset value, end of period	$		10.38		9.56	8.93	6.85
Total Return(1)%			9.38	†	7.19	30.36	(28.94)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		175,297		193,280	224,330	181,029
Ratios to average net assets:
Expenses	%		0.69		0.69	0.71	0.72
Net investment income (loss)%			0.68		0.61	0.13	(0.06)
Portfolio turnover rate	%		119		123	162	241

1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
†	In 2005, the Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment guidelines. There was no impact on total return.

40	ING VP Growth Portfolio

FINANCIAL HIGHLIGHTS	ING VP VALUE OPPORTUNITY PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class I
		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		13.19		12.08	9.77	13.25
Income (loss) from investment operations:
Net investment income	$		0.19	*	0.24	0.10	0.04
Net realized and unrealized gain (loss) on investments	$		0.71		0.98	2.29	(3.47)
Total from investment operations	$		0.90		1.22	2.39	(3.43)
Less distributions from:
Net investment income	$		0.25		0.11	0.08	0.05
Net realized gains on investments	$		—		—	—	—
Total distributions	$		0.25		0.11	0.08	0.05
Net asset value, end of period	$		13.34		13.19	12.08	9.77
Total Return(1)%			6.95		10.15	24.59	(25.96)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		178,828		219,889	257,448	211,470
Ratios to average net assets:
Expenses	%		0.70		0.69	0.70	0.72
Net investment income	%		1.47		1.61	0.91	0.51
Portfolio turnover rate	%		94		16	251	304

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*	Per share data calculated using average number of shares outstanding throughout the period.

If you have any questions, please call 1-800-992-0180.

ING VP Value Opportunity Portfolio	41

ING VP INTERMEDIATE BOND PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class I
		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		13.14	14.15	13.53	12.95
Income (loss) from investment operations:
Net investment income	$		0.54	0.53	0.56	0.45
Net realized and unrealized gain (loss) on investments	$		(0.13)	0.13	0.29	0.63
Total from investment operations	$		0.41	0.66	0.85	1.08
Less distributions from:
Net investment income	$		0.51	1.11	0.11	0.43
Net realized gains on investments	$		0.07	0.56	0.12	0.07
Total distributions	$		0.58	1.67	0.23	0.50
Net asset value, end of period	$		12.97	13.14	14.15	13.53
Total Return(1)%			3.14	4.88	6.30	8.33
Ratios and Supplemental Data:
Net assets, end of period (millions)	$		1,148	1,093	1,126	1,206
Ratios to average net assets:
Expenses	%		0.49	0.48	0.50	0.49
Net investment income	%		4.14	3.79	3.77	3.50
Portfolio turnover rate	%		589	407	521	565

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

42	ING VP Intermediate Bond Portfolio

FINANCIAL HIGHLIGHTS	ING VP INTERNATIONAL EQUITY PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class I
		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		8.74	7.55	5.78	7.90
Income (loss) from investment operations:
Net investment income	$		0.14	0.07	0.06	0.03
Net realized and unrealized gain (loss) on investments	$		1.32	1.21	1.78	(2.13)
Total from investment operations	$		1.46	1.28	1.84	(2.10)
Less distributions from:
Net investment income	$		0.09	0.09	0.07	0.02
Total distributions	$		0.09	0.09	0.07	0.02
Net asset value, end of period	$		10.11	8.74	7.55	5.78
Total Return(1)%			16.87	17.17	32.05	(26.68)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		61,464	52,505	40,537	28,917
Ratio to average net assets:
Net expenses after expense reimbursement/recoupment(2)%			1.14	1.15	1.15	1.15
Gross expenses prior to expense reimbursement/recoupment(2)%			1.00	0.95	1.38	1.46
Net investment income after expense reimbursement/recoupment(2)%			1.51	1.00	1.04	0.40
Portfolio turnover rate	%		97	137	85	266

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.
(2)	The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

If you have any questions, please call 1-800-992-0180.

ING VP International Equity Portfolio	43

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm.

		Class I
		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		13.04	12.31	11.09	11.99
Income (loss) from investment operations:
Net investment income	$		0.34	0.25	0.25	0.27
Net realized and unrealized gain (loss) on investments	$		0.15	0.72	1.25	(0.78)
Total from investment operations	$		0.49	0.97	1.50	(0.51)
Less distributions from:
Net investment income	$		0.26	0.24	0.28	0.39
Net realized gain on investments	$		—	—	—	—
Total distributions	$		0.26	0.24	0.28	0.39
Net asset value, end of period	$		13.27	13.04	12.31	11.09
Total Return(1)%			3.83	7.99	13.65	(4.34)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		151,565	151,489	135,628	120,615
Ratios to average net assets:
Net expenses after expense reimbursement(2)%			0.65	0.65	0.65	0.65
Gross expenses prior to expense reimbursement	%		0.75	0.70	0.74	0.77
Net investment income after expense reimbursement(2)%			2.53	2.16	2.18	2.36
Portfolio turnover rate	%		364	317	332	248

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)	The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

44	ING VP Strategic Allocation Conservative Portfolio

FINANCIAL HIGHLIGHTS	ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class I
		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		14.76	13.32	10.81	12.75
Income (loss) from investment operations:
Net investment income	$		0.22	0.18	0.15	0.13
Net realized and unrealized gain (loss) on investments	$		0.68	1.41	2.47	(1.87)
Total from investment operations	$		0.90	1.59	2.62	(1.74)
Less distributions from:
Net investment income	$		0.18	0.15	0.11	0.20
Total distributions	$		0.18	0.15	0.11	0.20
Net asset value, end of period	$		15.48	14.76	13.32	10.81
Total Return(1)%			6.20	12.01	24.34	(13.76)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		287,566	263,494	219,260	165,733
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(2)%			0.73	0.70	0.75	0.75
Gross expenses prior to expense reimbursement/recoupment	%		0.73	0.70	0.74	0.77
Net investment income after expense reimbursement/recoupment(2)%			1.43	1.46	1.32	1.14
Portfolio turnover rate	%		232	205	232	271

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)	The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Growth Portfolio	45

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm.

		Class I
		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		13.91		12.78	10.86	12.31
Income (loss) from investment operations:
Net investment income	$		0.26	*	0.20	0.18	0.20
Net realized and unrealized gain (loss) on investments	$		0.39		1.09	1.92	(1.36)
Total from investment operations	$		0.65		1.29	2.10	(1.16)
Less distributions from:
Net investment income	$		0.21		0.16	0.18	0.29
Total distributions	$		0.21		0.16	0.18	0.29
Net asset value, end of period	$		14.35		13.91	12.78	10.86
Total Return(1)%			4.70		10.23	19.47	(9.54)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		289,673		268,292	208,837	158,169
Ratios to average net assets:
Net expenses after expense reimbursement(2)%			0.70		0.70	0.70	0.70
Gross expenses prior to expense reimbursement	%		0.74		0.70	0.74	0.77
Net investment income after expense reimbursement(2)%			1.89		1.77	1.75	1.71
Portfolio turnover rate	%		301		262	278	267

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)	The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*	Per share data calculated using average number of shares outstanding throughout the period.

46	ING VP Strategic Allocation Moderate Portfolio

WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder report, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries:

ING VP Portfolios

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549-0102

Or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the ING VP Portfolio’s SEC file numbers. The file numbers are as follows:

ING Variable Portfolios, Inc.	811-7651
ING VP Growth Portfolio
ING VP International Equity Portfolio
ING VP Value Opportunity Portfolio
ING VP Balanced Portfolio, Inc.	811-5773
ING VP Intermediate Bond Portfolio	811-2361
ING Variable Funds	811-2514
ING VP Growth and Income Portfolio
ING Strategic Allocation Portfolios, Inc.	811-8934
ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

PRPRO-VPADV (0407-043007)

Prospectus

Prospectus

April 30, 2007

Class I

ING Variable Product Funds

Domestic Equity and Income Portfolios

■	ING VP Balanced Portfolio
■	ING VP Growth and Income Portfolio

Domestic Equity Growth Portfolios

■	ING VP Growth Portfolio
■	ING VP Small Company Portfolio

Domestic Equity Index Portfolios

■	ING VP Index Plus LargeCap Portfolio
■	ING VP Index Plus MidCap Portfolio
■	ING VP Index Plus SmallCap Portfolio

Domestic Equity Value Portfolio

■	ING VP Value Opportunity Portfolio

Fixed-Income Portfolios

■	ING VP Intermediate Bond Portfolio
■	ING VP Money Market Portfolio

Global and International Equity Portfolios

■	ING VP Global Science and Technology Portfolio
■	ING VP International Equity Portfolio

Strategic Allocation Portfolios

■	ING VP Strategic Allocation Conservative Portfolio

    (formerly, ING VP Strategic Allocation Income Portfolio)

■	ING VP Strategic Allocation Growth Portfolio
■	ING VP Strategic Allocation Moderate Portfolio

    (formerly, ING VP Strategic Allocation Balanced Portfolio)

This Prospectus contains important information about investing in Class I shares of certain ING Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT’S INSIDE

INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

RISKS

HOW THE PORTFOLIO HAS PERFORMED

WHAT YOU PAY TO INVEST

Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies (“Variable Contracts”) to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”) and qualified pension or retirement plans (“Qualified Plans”).

Individual Variable Contract holders are not “shareholders” of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolios are not offered directly to the general public.

These pages contain a description of each of our Portfolios included in this Prospectus, including each Portfolio’s investment objective, principal investment strategies and risks.

You’ll also find:

How the Portfolio has performed. A chart that shows each Portfolio’s financial performance for the past ten years (or since inception, if shorter).

What you pay to invest. Information about the management fees and expenses the Portfolios pay. You’ll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

What You Pay to Invest	36

Information for Investors	38

Management of the Portfolios	41

More Information About Risks	45

Dividends, Distributions and Taxes	50

Financial Highlights	51

Where To Go For More Information	Back Cover

INTRODUCTION TO THE PORTFOLIOS

Risk is the potential that your investment will lose money or not earn as much as you hope. All Portfolios have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with each of our Portfolios. You should consult the Statement of Additional Information (“SAI”) for a complete list of the investment strategies and risks.

If you have any questions about the Portfolios, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

DOMESTIC EQUITY AND INCOME PORTFOLIOS

ING’s Domestic Equity and Income Portfolios seek income and growth of capital.

They may be suitable investments if you:

•	want both regular income and the potential for capital appreciation; and
•	are looking for growth potential, but don’t feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Portfolios.

DOMESTIC EQUITY GROWTH PORTFOLIOS

ING’s Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.

They may be suitable investments if you:

•	are investing for the long-term — at least several years; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.

DOMESTIC EQUITY INDEX PORTFOLIOS

ING’s Domestic Equity Index Portfolios seek to outperform the total return performance of predetermined indices.

They may be suitable investments if you:

•	are investing for the long-term — at least several years; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

ING VP Value Opportunity Portfolio seeks capital appreciation.

It may be a suitable investment if you:

•	are investing for the long-term — at least several years; and
•	are willing to accept risk in exchange for the potential for long-term capital appreciation.

FIXED-INCOME PORTFOLIOS

ING offers both a bond portfolio and a money market portfolio.

ING VP Intermediate Bond Portfolio may be a suitable investment if you:

•	want greater income potential than a money market fund; and
•	are willing to accept more risk than a money market fund.

ING VP Money Market Portfolio may be a suitable investment if you:

•	seek high current return, consistent with the preservation of capital and liquidity.

GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS

ING VP Global Science and Technology Portfolio seeks long-term growth by investing primarily in foreign and domestic equities of science and technology companies.

ING VP International Equity Portfolio seeks long-term capital growth by investing primarily in foreign equities.

They may be suitable investments if you:

•	are investing for the long-term — at least several years;
•	are looking for exposure to international markets; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.

STRATEGIC ALLOCATION PORTFOLIOS

ING’s Strategic Allocation Portfolios are asset allocation Portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

They may be suitable investments if you:

•	are investing for the long-term — at least five years.

If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolios	1

PORTFOLIOS AT A GLANCE

This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio’s investment objective, principal investment strategies and risks, which begin on page 4.

	PORTFOLIO	INVESTMENT OBJECTIVE
Domestic Equity and Income Portfolios	ING VP Balanced Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Maximize investment return with reasonable safety of principal.
	ING VP Growth and Income Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Maximize total return.
Domestic Equity Growth Portfolios	ING VP Growth Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Growth of capital.
	ING VP Small Company Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Growth of capital.
Domestic Equity Index Portfolios	ING VP Index Plus LargeCap Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Outperform the total return performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”).
	ING VP Index Plus MidCap Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Outperform the total return performance of the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”).
	ING VP Index Plus SmallCap Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”).
Domestic Equity Value Portfolio	ING VP Value Opportunity Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Growth of capital.
Fixed- Income Portfolios	ING VP Intermediate Bond Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Maximize total return consistent with reasonable risk.
	ING VP Money Market Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	High current return, consistent with the preservation of capital and liquidity.
Global and International Equity Portfolios	ING VP Global Science and Technology Portfolio Adviser: ING Investments, LLC Sub-Adviser: BlackRock Advisors, LLC	Long-term capital appreciation.
	ING VP International Equity Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital growth.
Strategic Allocation Portfolios	ING VP Strategic Allocation Conservative Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return consistent with preservation of capital.
	ING VP Strategic Allocation Growth Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Capital appreciation.
	ING VP Strategic Allocation Moderate Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return (i.e., income and capital appreciation, both realized and unrealized).

2	Portfolios at a Glance

PORTFOLIOS AT A GLANCE

MAIN INVESTMENTS	MAIN RISKS
A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
Equity securities of large U.S. companies believed to have above-average growth potential.	Price volatility and other risks that accompany an investment in equity securities.
Equity securities of large U.S. companies believed to have growth potential.	Price volatility and other risks that accompany an investment in growth- oriented equity securities.
Equity securities of small-sized U.S. companies believed to have growth potential.	Price volatility and other risks that accompany an investment in equity securities of growth-oriented and small-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.
Equity securities included in the S&P 500® Index.	Price volatility and other risks that accompany an investment in equity securities.
Equity securities included in the S&P MidCap 400 Index.	Price volatility and other risks that accompany an investment in equity securities.
Equity securities included in the S&P SmallCap 600 Index.	Price volatility and other risks that accompany an investment in equity securities and small-sized companies.
Equity securities of large U.S. companies believed to be undervalued.	Price volatility and other risks that accompany an investment in equity securities.
Investment grade debt securities with a minimum average portfolio quality being investment grade, and dollar weighted average maturity generally ranging between five and ten years.	Credit, interest rate, repayment and other risks that accompany an investment in fixed-income securities. May be sensitive to credit risk during economic downturns.
High quality, U.S. dollar-denominated short-term debt securities.	Credit, interest rate and other risks that accompany an investment in U.S. dollar-denominated short-term debt securities.
Equity securities of companies in the science and technology sectors.	Price volatility and other risks that accompany an investment in equity securities and maintaining a non-diversified portfolio focusing on companies engaged in the science and technology sectors.
Equity securities and equity equivalents principally traded outside of the U.S.	Price volatility and other risks that accompany an investment in foreign equities. Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities.
A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

If you have any questions, please call 1-800-992-0180.

Portfolios at a Glance	3

ING VP BALANCED PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Portfolio’s management, of which of those sectors or mix thereof offers the best investment prospects.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks total return consisting of capital appreciation and current income.

Under normal market conditions, the Portfolio allocates its assets between the following asset classes:

•	Equities, such as common and preferred stocks;

•	Debt, such as bonds, mortgage-related and other asset-backed securities;
•	U.S. government securities; and
•	Money market instruments.

The Portfolio normally invests up to 75% of its total assets in equity securities and at least 25% of its total assets in debt securities (including money market instruments). In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Portfolio.

In managing the equity component of the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s investment objective by overweighting those stocks in the

Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. As of December 31, 2006, the smallest company in the S&P 500® Index had a market capitalization of $         million, the largest company had a market capitalization of $         billion and the average capitalization of all companies in the S&P 500® Index was $         billion.

In managing the debt component, the Sub-Adviser focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide the security selection process. Although the Portfolio may invest a portion of its assets in high- yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below BBB– by

Standard & Poor’s (“S&P”) or Baa3 by Moody’s Investors Services, Inc (“Moody’s”), the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Portfolio will generally range between three and ten years. The Portfolio may also invest in convertible securities, foreign debt securities and derivatives.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Allocation — the success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in securities of larger companies, which sometimes have more stable prices than smaller companies.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income securities.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Convertible and Debt Securities — the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

Mortgage-Related Securities — the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

U.S. Government Securities — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (“GNMA”). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

High-Yield, Lower-Grade Debt Securities — when the Portfolio invests in debt securities rated below investment grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Portfolio to sell them quickly at an acceptable price. These risks can reduce the Portfolio’s share price and the income it earns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

4	ING VP Balanced Portfolio

ING VP BALANCED PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of three broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter          :         %

Worst:      quarter          :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of three broad measures of market performance — the S&P 500® Index, the Lehman Brothers Aggregate Bond Index (“LBAB Index”) and a composite index reflecting the combined performance of the S&P 500® Index and the LBAB Index (“Composite Index”). It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return %
S&P 500® Index (reflects no deduction for fees or expenses)(2)%
LBAB Index (reflects no deduction for fees or expenses)(3)%
Composite Index® (reflects no deduction for fees or expenses)(4)%
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(3)	The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.
(4)	The Composite Index consists of 60% of securities included in the S&P 500® Index and 40% of securities included in the LBAB Index.

If you have any questions, please call 1-800-992-0180.

ING VP Balanced Portfolio	5

ING VP GROWTH AND INCOME PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

The Sub-Adviser utilizes a multi-manager approach for portfolio construction. Both the senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for a dedicated portion of the overall portfolio. The senior portfolio managers are responsible for the overall allocation of assets for the portfolio, including management of the portfolio’s overall risk profile.

In managing the Portfolio, the Sub-Adviser:

•	Emphasizes stocks of larger companies.
•	Looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions.
•

Utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may invest in derivative instruments including but not limited to put and call options. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than small companies. However, the Portfolio may also invest in mid-sized companies which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends — although the Sub-Adviser emphasizes large-capitalization securities, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large- capitalization securities are in favor.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments.

Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

6	ING VP Growth and Income Portfolio

ING VP GROWTH AND INCOME PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter          :         %

Worst:      quarter          :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”). It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

		1 Year	5 Years	10 Years
Class I Return	%
S&P 500® Index (reflects no deduction for fees or expenses)(2)%
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

If you have any questions, please call 1-800-992-0180.

ING VP Growth and Income Portfolio	7

ING VP GROWTH PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

PRINCIPAL

INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in common stocks and securities convertible into common stock of large U.S. companies. The Sub- Adviser defines large companies as companies that have a market capitalization of at least $4 billion at the time of purchase. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions.

In managing the Portfolio, the Sub-Adviser:

•	Emphasizes stocks of larger companies, although the Portfolio may invest in companies of any size.
•	Uses internally developed quantitative computer models to evaluate the financial characteristics (for example,

earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in business momentum but whose perceived value is not reflected in the stock price.

•	Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

The Portfolio may invest in derivative instruments and foreign securities. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than small companies. However, the Portfolio may also invest in small- and mid-sized companies which may be more susceptible to greater price

volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Growth Investing — growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the

underlying securities, credit risk

with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

8	ING VP Growth Portfolio

ING VP GROWTH PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter          :         %

Worst:      quarter          :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Russell 1000® Growth Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

		1 Year	5 Years	10 Years
Class I Return	%
Russell 1000® Growth Index (reflects no deduction for fees or expenses)(2)%
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	The Russell 1000® Growth Index measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth. The Russell 3000® index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

If you have any questions, please call 1-800-992-0180.

ING VP Growth Portfolio	9

ING VP SMALL COMPANY PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its assets in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines small- capitalization companies as

companies that are included in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”) or the Russell 2000® Index at the time of purchase, or if not included in either Index, have market capitalizations of between $     million and $     billion. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 and Russell 2000® Indices change. As of December 31, 2006, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $     million and the largest company had a market capitalization of $     billion. As of December 31, 2006, the smallest company in the Russell 2000® Index had a market capitalization of $     million and the largest company had a market capitalization of $     billion.

In managing the Portfolio, the Sub-Adviser:

•	Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.
•

Uses internally developed quantitative computer models to evaluate financial and fundamental characteristics (for example, changes in earnings, return on equity and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

•	Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.
•	May invest, to a limited extent, in foreign stocks.

The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends — from time to time, the stock market may not favor the mix of growth-oriented and value-oriented securities in which the Portfolio invests. Rather, the market could favor more speculative growth-oriented securities or more value-oriented securities or may not favor equities at all.

Small-Sized Companies — stocks of smaller companies carry higher risks than stocks of larger companies.

•	Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.
•

In many instances, the frequency and volume of trading in small-capitalization stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

•

When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

•	Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

10	ING VP Small Company Portfolio

ING VP SMALL COMPANY PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter          :         %

Worst:      quarter          :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Russell 2000® Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

		1 Year	5 Years	10 Years
Class I Return	%
Russell 2000® Index (reflects no deduction for fees or expenses)(2)%
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	The Russell 2000® Index is an unmanaged index that measures the performance of securities of small companies.

If you have any questions, please call 1-800-992-0180.

ING VP Small Company Portfolio	11

ING VP INDEX PLUS LARGECAP PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”), while maintaining a market level of risk.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of large- capitalization companies included in the S&P 500® Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The S&P 500® Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the
U.S. and selected by Standard & Poor’s Corporation. The Sub-Adviser defines large- capitalization companies as companies that are included in the S&P 500® Index at the time of purchase and which have a market capitalization of at least $3 billion. The minimum market capitalization level is reset periodically and will change with market conditions as the market capitalization range of the companies in the S&P 500® Index changes. As of December 31, 2006, the smallest company in the S&P 500® Index had a market capitalization of $     million, the largest company had a market capitalization of $     billion and the average capitalization of all companies in the S&P 500® Index was $     billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the

S&P 500® Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the S&P 500® Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500® Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all the stocks in the S&P 500® Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500® Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500® Index.

The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in securities of larger companies, which sometimes have more stable prices than smaller companies.

Manager — the success of the Portfolio’s strategy depends significantly on the Sub-Adviser’s skill in determining which securities to overweight, underweight or avoid altogether.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

12	ING VP Index Plus LargeCap Portfolio

ING VP INDEX PLUS LARGECAP PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best :      quarter          :         %

Worst :      quarter          :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the S&P 500® Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

		1 Year	5 Years	10 Years
Class I Return	%
S&P 500® Index (reflects no deduction for fees or expenses)(2)%
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

If you have any questions, please call 1-800-992-0180.

ING VP Index Plus LargeCap Portfolio	13

ING VP INDEX PLUS MIDCAP PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”), while maintaining a market level of risk.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of mid-capitalization companies included in the S&P MidCap 400 Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The S&P MidCap 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor’s Corporation. The Sub-Adviser defines mid-capitalization companies as companies that are included in the S&P MidCap 400 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P MidCap 400 Index changes. As of December 31, 2006, the smallest company in the S&P MidCap 400 Index had a market capitalization of $         million and the largest company had a market capitalization of $         billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the S&P MidCap 400 Index that the

Sub-Adviser believes will outperform the index, and

underweighting (or avoiding altogether) those stocks in the S&P MidCap 400 Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P MidCap 400 Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P MidCap 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P MidCap 400 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P MidCap 400 Index.

The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Mid-Sized Companies — stocks of mid-sized companies may be more susceptible to greater price volatility than those of larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.

Manager — the success of the Portfolio’s strategy depends significantly on the Sub-Adviser’s skill in determining which

securities to overweight, underweight or avoid altogether.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

14	ING VP Index Plus MidCap Portfolio

ING VP INDEX PLUS MIDCAP PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter          :         %

Worst:      quarter          :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the S&P MidCap 400 Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

		1 Year	5 Years	10 Years (or Life of Class)
Class I Return	%			(2)
S&P MidCap 400 Index (reflects no deduction for fees or expenses)(3)%				(4)
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Class I shares commenced operations on December 16, 1997.
(3)	The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(4)	The index return for Class I shares is for the period beginning January 1, 1998.

If you have any questions, please call 1-800-992-0180.

ING VP Index Plus MidCap Portfolio	15

ING VP INDEX PLUS SMALLCAP PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”), while maintaining a market level of risk.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the S&P SmallCap 600 Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The S&P SmallCap 600 Index is a stock market index comprised of common stocks of 600 small-

capitalization companies traded

in the U.S. and selected by Standard & Poor’s Corporation. The Sub-Adviser defines small-capitalization companies as companies that are included in the S&P SmallCap 600 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 Index changes. As of December 31, 2006, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $         million and the largest company had a market capitalization of $         billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the S&P SmallCap 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding

altogether) those stocks in the S&P SmallCap 600 Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P SmallCap 600 Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P SmallCap

600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P SmallCap 600 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P SmallCap 600 Index.

The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Small-Sized Companies — stocks of smaller companies carry higher risks than stocks of larger companies.

•	Smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.
•

In many instances, the frequency and volume of trading in small-capitalization stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

•

When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.
•	Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

Manager — the success of the Portfolio’s strategy depends significantly on the Sub-Adviser’s skill in determining which securities to overweight, underweight or avoid altogether.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

16	ING VP Index Plus SmallCap Portfolio

ING VP INDEX PLUS SMALLCAP PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the change in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:
Best: quarter : %
Worst: quarter : %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the S&P SmallCap 600 Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

		1 Year	5 Years	10 Years (or Life of Class)
Class I Return	%			(2)
S&P SmallCap 600 Index (reflects no deduction for fees or expenses)(3)%				(4)
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Class I shares commenced operations on December 19, 1997.
(3)	The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with an average market value of approximately $630 million.
(4)	The index return for Class I shares is for the period beginning January 1, 1998.

If you have any questions, please call 1-800-992-0180.

ING VP Index Plus SmallCap Portfolio	17

ING VP VALUE OPPORTUNITY PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks

growth of capital primarily through investment in a diversified portfolio of common stocks.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks.

In managing the Portfolio, the Sub-Adviser may invest in companies of any size, although it tends to invest a majority of its assets in companies with a market capitalization greater

than $1 billion at the time of purchase. The Sub-Adviser focuses on investing in securities of large companies, which are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest companies as measured by equity market capitalization. The market capitalization of large companies will change with market conditions. The equity securities in which the Portfolio may invest include common stocks and American Depositary Receipts (“ADRs”).

Within this universe, the

Sub-Adviser uses a disciplined value approach to select investments that the Sub-Adviser considers to be undervalued

compared to the overall stock

market and whose stock price does not adequately reflect its favorable fundamental characteristics, including a strong financial position, experienced management team, and a leading or growing competitive market position. The Sub-Adviser uses a quantitative screening process and fundamental analysis to determine which undervalued stocks appear to have a catalyst to increase share price. The Sub-Adviser will consider selling a security when company business momentum deteriorates, when price objectives are reached, or when better investment opportunities present themselves.

The Portfolio may invest the remaining 35% of its assets in

other types of securities including foreign securities and securities of smaller companies.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than small companies. However, the Portfolio may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than those of larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Value Investing — securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs are subject to risks of foreign investments, and they may not always track the price of the underlying security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

18	ING VP Value Opportunity Portfolio

ING VP VALUE OPPORTUNITY PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best :      quarter          :         %

Worst :      quarter          :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of two broad measures of market performance — the Russell 1000® Value Index and the Russell 1000® Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return %
Russell 1000 Value® Index (reflects no deductions for fees or expenses)(3)%
Russell 1000® Index (reflects no deductions for fees or expenses)(4)%
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Prior to December 29, 2003, the Portfolio operated under a different investment strategy.
(3)	The Russell 1000 Value® Index is an unmanaged index that measures the performance of those Russell 1000® companies with low price-to-book ratios and low forecasted growth values.
(4)	The Russell 1000® Index is a comprehensive large-capitalization index measuring the performance of the largest 1,000 U.S. incorporated companies

If you have any questions, please call 1-800-992-0180.

ING VP Value Opportunity Portfolio	19

ING VP INTERMEDIATE BOND PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its assets in a portfolio of bonds, including, but not limited to,

corporate, government and mortgage bonds, which, at the time of purchase are rated investment grade (for example, rated at least BBB– by Standard & Poor’s Rating Group or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Although the Portfolio may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below investment grade, the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average portfolio maturity of the Portfolio will generally range between three and ten years.

The Portfolio may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; options and futures contracts involving securities, securities indices and interest rates. The Portfolio may also engage in dollar roll transactions and swap agreements.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide the security selection process.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Debt securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income securities.

Credit — the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Portfolio may be subject to more credit risk than other funds, because it may invest in high-yield debt securities, which are considered predominantly speculative with respect to the issuer’s continuing ability to meet interest and principal payments.

Prepayment — the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

Extension — slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security’s life, thereby locking in a below-market interest rate, increasing the security’s duration and reducing the value of the security.

High-Yield, Lower-Grade Debt Securities — when the Portfolio invests in debt securities rated below investment grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Portfolio to sell them quickly at an acceptable price. These risks can reduce the Portfolio’s share price and the income it earns.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political,

social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Mortgage-Related Securities — the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in time of low or declining interest rates, the price of the mortgage-related security may fall.

U.S. Government Securities — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (“GNMA”). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

20	ING VP Intermediate Bond Portfolio

ING VP INTERMEDIATE BOND PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best :      quarter          :         %

Worst :      quarter          :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Lehman Brothers Aggregate Bond Index (“LBAB Index”). It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

		1 Year	5 Years	10 Years
Class I Return	%
LBAB Index (reflects no deduction for fees or expenses)(3)%
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Effective August 6, 2004, the Portfolio changed its name from ING VP Bond Portfolio to ING VP Intermediate Bond Portfolio.
(3)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.

If you have any questions, please call 1-800-992-0180.

ING VP Intermediate Bond Portfolio	21

ING VP MONEY MARKET PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE
[GRAPHIC]

The Portfolio seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market investments.

PRINCIPAL INVESTMENT

STRATEGIES

The Portfolio will operate as a diversified fund and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations; certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

•	First, a formal list of high-quality issuers is actively maintained;
•

Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund’s Board of Trustees), are selected for investment;

•	Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and
•	Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

RISKS

The Portfolio is subject to the risks associated with investing in debt securities.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit and Interest Rate — money market funds, like the Portfolio, are subject to less credit and interest rate risk than other income funds because they invest in short-term debt securities of the highest quality. Nevertheless, the value of the Portfolio’s investments may fall when interest rates rise and the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Prepayment — the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the

Portfolio will be forced to reinvest this money at lower yields.

Concentration in Financial Services Sector — the risks of concentrating in investments in the financial services sector include, but are not limited to the following: credit risk, interest rate risk and regulatory risk (the impact of state or federal legislation and regulations). In addition, to the extent that the Portfolio concentrates in the banking industry, the risks described above may be greater.

Foreign Investing — Euro- and Yankee-dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

Repurchase Agreements — repurchase agreements involve the purchase by the Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

Mortgage-Related Securities — the prices of mortgage-related securities, are sensitive to changes in interest rates and changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated the price of the mortgage-related security may fall.

U.S. Government Securities — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including Government National Mortgage Association (“GNMA”). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including Federal Financing Bank, the Home Loan Banks and the U.S. Postal Services. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Banks, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

22	ING VP Money Market Portfolio

ING VP MONEY MARKET PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter          :         %

Worst:      quarter          :         %

The table below provides an indication of the risk of investing in the Portfolio by showing how the Portfolio’s Class I shares’ average annual total returns for different calendar periods compared to the returns of the iMoneyNet First Tier Retail Index. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2006)

		1 Year	5 Years	10 Years
Class I Return	%
iMoneyNet First Tier Retail Index(2)%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. This index is intended to be the comparative index for the Portfolio.

To obtain current yield information, please contact 1-800-992-0180.

If you have any questions, please call 1-800-992-0180.

ING VP Money Market Portfolio	23

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser BlackRock Advisors, LLC

INVESTMENT

OBJECTIVE

The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities issued by science and technology companies in all market capitalization ranges. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio invests primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser considers science and technology companies to be companies defined as such by the Standard Industrial Classification (“SIC”) Codes. The Portfolio may, from time to time, invest more than 25% of its net assets in securities whose issuers are located in a single foreign country. The Portfolio may invest up to 25% of its net assets in stocks of issuers in countries with emerging securities markets.

The Portfolio primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock, initial public offerings (“IPOs”) and Rule 144A securities. The Sub-Adviser will invest in U.S. and non-U.S. companies (including companies located in countries with emerging securities markets) that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The Sub-Adviser, in an attempt to reduce portfolio risk, will diversify by investing in a number of different countries, including the U.S. Some of the industries that are likely to be represented in the Portfolio’s portfolio holdings include: Application Software, IT Consulting & Services, Internet Software and Services, Networking Equipment, Telecom Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace & Defense, Electrical Components & Equipment, Biotechnology, Pharmaceuticals, Healthcare Equipment & Supplies, Healthcare Distribution & Services, Healthcare Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials, Integrated Telecom Services, Alternative Carriers, Wireless Telecommunication Services.

The Portfolio generally will sell a stock when, in the Sub-Adviser’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the Portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Portfolio may invest excess cash in short-term U.S. government securities and other high-quality debt securities for temporary and defensive purposes. However, when the Fund is engaged in the temporary defensive position, it may not achieve its investment objective.

The Portfolio may invest in derivative instruments, including foreign currency contracts.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Securities of larger companies sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends — from time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities, or may not favor equities at all.

Science and Technology — the Portfolio’s focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Portfolio’s performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes the Portfolio to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Portfolio’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets. If the Portfolio invests more than 25% of its assets in securities whose issuers are located in a single foreign country, the Portfolio would be more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Initial Public Offerings (“IPOs”) — IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOS in which the Portfolio invests will rise in value. Furthermore, stocks of some newly-public companies may decline shortly after the initial public offerings. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Rule 144A Securities — Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio considers Rule 144A securities to be “liquid” although the market for such securities typically is less active than public securities markets and may lead to less ability to sell those securities.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

24	ING VP Global Science and Technology Portfolio

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best :      quarter          :     %

Worst :      quarter          :     %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of two broad measures of market performance — the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the NYSE Arca Tech 100 IndexSM. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class I Return %				(3)
S&P 500® Index (reflects no deduction for fees or expenses)(4)%				(5)
NYSE Arca Tech 100 IndexSM (reflects no deduction for fees or expenses)(6)%				(5)
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Formerly, ING Investment Management Co. served as the investment adviser. Effective September 30, 2006 BlackRock Advisors, LLC began serving as the sub-adviser to the Portfolio. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on September 29, 2006 BlackRock Advisors, Inc. reorganized into BlackRock Advisors, LLC. Prior to January 2, 2004, BlackRock Advisors, Inc. served as the sub-adviser to the Portfolio. Prior to January 1, 2004, AIC Asset Management, LLC served as sub-adviser to the Portfolio.
(2)	Effective February 17, 2004 the Portfolio changed its name from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio.
Prior to February 17, 2004, the Portfolio operated under a different investment strategy.
(3)	Class I shares commenced operations on May 1, 2000.
(4)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(5)	The index returns for Class I shares are for the period beginning May 1, 2000.
(6)

The NYSE Arca Tech 100 IndexSM is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

If you have any questions, please call 1-800-992-0180.

ING VP Global Science and Technology Portfolio	25

ING VP INTERNATIONAL EQUITY PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

At least 65% of the Portfolio’s assets will normally be invested in securities of companies of any size principally traded in a number of different countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing the Portfolio, the Sub-Adviser looks to:

•	Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.
•	Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for appreciation.
•	Invest primarily in established foreign securities markets, although it may invest in countries with emerging securities markets as well.
•

Use internally developed quantitative computer models to evaluate the financial characteristics of over 1,000 companies. The Sub-Adviser analyzes qualities including cash flows, earnings and dividends, among others, of each company, in an attempt to select companies with long-term sustainable growth characteristics with some perceived value.

The Portfolio may employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies

because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends — from time to time, the stock market may not favor the mix of growth-oriented and value-oriented securities in which the Portfolio invests. Rather, the market could favor more speculative growth-oriented securities or more value-oriented securities.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the ‘‘More Information About Risks’’ section.

26	ING VP International Equity Portfolio

ING VP INTERNATIONAL EQUITY PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter          :         %

Worst:      quarter          :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of a broad measure of market performance — the Morgan Stanley Capital International — Europe, Australasia and Far East® Index (“MSCI EAFE® Index”). It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

		1 Year	5 Years	10 Years (or Life of Class)
Class I Return	%				(2)
MSCI EAFE® Index (reflects no deduction for fees or expenses)(3)%					(3)
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving sub-adviser to the Portfolio.
(2)	Class I shares commenced operations on December 22, 1997.
(3)	The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.
(4)	The index return for Class I shares is for the period beginning January 1, 1998.

If you have any questions, please call 1-800-992-0180.

ING VP International Equity Portfolio	27

ING VP STRATEGIC ALLOCATION PORTFOLIOS	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

INVESTMENT

OBJECTIVES

ING VP Strategic Allocation Conservative Portfolio seeks to provide total return consistent with preservation of capital.

ING VP Strategic Allocation Growth Portfolio seeks to provide capital appreciation.

ING VP Strategic Allocation Moderate Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

ALLOCATION OPTIONS

The ING VP Strategic Allocation Portfolios are asset allocation funds that have been designed for investors with different investment goals:

•

Strategic Allocation Conservative is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance. Under normal circumstances, the Portfolio invests a majority of its assets in income-producing securities, including dividend-paying domestic and international stocks.

•	Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

•

Strategic Allocation Moderate is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

Investors should consult with their investment professional to determine whether an ING VP Strategic Allocation Portfolio is suited to their financial needs, investment time horizon and risk tolerance level.

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser allocates the assets of each Portfolio, according to its objectives, among several classes of equities, fixed-income securities and money market instruments. The percentage weights of each Portfolio’s assets allocated to each such asset class are described in the chart below. The asset allocation limits apply at the time of purchase of a particular security.

ASSET CLASS
	ING VP Strategic Allocation Conservative Portfolio[1]	ING VP Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio[2]
Equities

Domestic Stocks
Range	0-70%	10-100%	0-75%

International Stocks
Range	0-20%	0-30%	0-20%
Fixed-Income
Range	0-100%	0-40%	0-70%
Money Market Instruments
Range	0-30%	0-30%	0-30%

1ING VP Strategic Allocation Conservative Portfolio will invest no more than 35% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

2ING VP Strategic Allocation Moderate Portfolio will invest no more than 60% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

28	ING VP Strategic Allocation Portfolios

ING VP STRATEGIC ALLOCATION PORTFOLIOS

The Sub-Adviser uses a Composite Index as the benchmark index to which it compares the performance of each ING VP Strategic Allocation Portfolio. Each Composite Index is a blended index that is derived from the asset class comparative indices set out in the chart below. The chart shows the weightings for each asset class comparative index represented in each benchmark Composite Index, as a percentage of the Composite Index. Each asset class comparative index that is blended into the benchmark Composite Index is described on page 35 of this Prospectus.

COMPOSITE INDEX
	Russell 3000® Index	Morgan Stanley Capital International Europe, Australasia and Far East® Index	Lehman Brothers Aggregate Bond Index	91-Day U.S. Treasury Bill Rate
Strategic Allocation Conservative Composite	35%	0%	55%	10%

Strategic Allocation Growth Composite	70%	10%	20%	0%
Strategic Allocation Moderate Composite	55%	5%	35%	5%

To remain consistent with each Portfolio’s investment objective and intended level of risk tolerance, the Sub-Adviser has instituted both a benchmark percentage allocation and a Portfolio-level range allocation for each asset class set out above. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Portfolio-level range allows the Sub-Adviser to vary the weightings of each asset class in each Portfolio to take advantage of opportunities as market and economic conditions change.

Each Portfolio’s asset allocation may vary from the benchmark allocation (within the permissible range) based on the Sub-Adviser’s ongoing evaluation of the expected returns and risks of each asset class relative to other classes. The Sub-Adviser may vary each Portfolio’s asset allocation within a given asset class to the full extent of the permissible range. Among the criteria the Sub-Adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers and interest rate movements.

PRINCIPAL INVESTMENT STRATEGIES

Set out below are the strategies employed by the Sub-Adviser in selecting investments for the ING VP Strategic Allocation Portfolios’ equity, fixed-income, and money market securities asset classes. The segment of a Portfolio’s assets that may be invested in each asset class are subject to the allocation ranges set out in the chart above.

EQUITY SECURITIES — DOMESTIC STOCKS

Large-Capitalization Stocks — Each Portfolio may invest a segment of its assets in stocks included in the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”). The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-

capitalization companies traded in the U.S. and selected by Standard & Poor’s Corporation. As of December 31, 2006, the market capitalization of the companies included on the S&P 500® Index was in excess of $     billion. In selecting large- capitalization stocks for each Portfolio, the Sub-Adviser attempts to overweight those stocks in the S&P 500® Index that it believes will outperform the Index, and underweight (or avoid altogether) those stocks that it believes will underperform the Index.

Small-/Mid-Capitalization Stocks — The Portfolios may invest a segment of their assets in small- and mid-capitalization stocks (typically stocks included in the Standard & Poor’s MidCap 400 Composite Stock Price Index (“S&P MidCap 400 Index”), the Standard & Poor’s SmallCap 600 Composite Stock Price Index (“S&P SmallCap 600 Index”), and the Russell 2500® Index). The S&P MidCap 400 Index and the S&P SmallCap 600 Index measure the performance of the 400 mid-capitalization companies and the 600 small-capitalization companies, respectively, traded in the U.S. as selected by Standard & Poor’s Corporation. The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. The market capitalization range of each Index is reset monthly and will change with market conditions as the range of the companies in each Index changes. As of December 31, 2006, the market capitalization of the smallest company in the S&P MidCap 400 Index was $     million and the largest company had a market capitalization of $     billion. As of December 31, 2006, the market capitalization of the smallest company in the S&P SmallCap 600 Index was $     million and the largest company had a market capitalization of $     billion. As of December 31, 2006, the market capitalization of the smallest company in the Russell 2500® Index was $     million and the largest company had a market capitalization of $     billion.

To evaluate which large-, mid- and small-capitalization stocks in which to invest, the Sub-Adviser uses various methods, including,

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Portfolios	29

ING VP STRATEGIC ALLOCATION PORTFOLIOS

but not limited to, internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each portfolio company and its potential for strong, sustained earnings growth.

EQUITY SECURITIES — INTERNATIONAL STOCKS

The Sub-Adviser may invest a segment of each Portfolio’s assets in international stocks. These securities may include common stocks as well as securities convertible into common stocks.

FIXED-INCOME SECURITIES

The Sub-Adviser will invest the segment of each Portfolio’s assets allocated to fixed-income securities in a diversified portfolio of domestic and foreign fixed-income securities, including, but not limited to, corporate, government and mortgage bonds, which, at the time of purchase, are rated at least BBB– by Standard & Poor’s or Baa3 by Moody’s or have an equivalent rating from another nationally recognized statistical rating organization, or, if unrated, are of comparable quality. Each Portfolio may also invest in international fixed-income securities and may invest up to 15% of the value of its total assets in high yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below investment grade. The dollar-weighted average maturity of the fixed-income segment of the Portfolio’s portfolio will generally range between three and ten years.

MONEY MARKET INSTRUMENTS; OTHER INVESTMENTS

Money Market Instruments — Each Portfolio may invest in high quality money market instruments that the Sub-Adviser believes are appropriate in light of the Portfolio’s investment objective. Such instruments may include high quality fixed-income securities denominated in U.S. dollars, with short remaining maturities, repurchase agreements, U.S. government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality.

Other Investments — Each Portfolio may, consistent with its investment objective and allocation strategy, invest in convertible securities, securities of foreign governments and supranational organizations, and municipal bonds, may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Portfolios may use options and futures contracts involving securities, securities indices and interest rates. Each Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Each Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolios. The Portfolios may be affected by the following risks, among others:

The success of each Portfolio’s strategy depends significantly on the Sub-Adviser’s skill in choosing investments and in allocating assets among the different investment classes.

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Portfolio will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Portfolio are those generally attributable to stock and bond investing.

Allocation — the success of each Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equities and debt and in choosing investments within these categories. Because each Portfolio’s assets are allocated between equities, fixed-income securities and money market instruments, a Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. In addition, each asset type has risks that are somewhat unique and the performance of each Portfolio will vary to a greater or lesser extent depending on the size of the allocation.

Price Volatility — the value of each Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Each Portfolio invests in securities of larger companies, which sometimes have more stable prices than small companies. However, each Portfolio may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to

30	ING VP Strategic Allocation Portfolios

ING VP STRATEGIC ALLOCATION PORTFOLIOS

fall. Economic and market conditions may cause issuers to default or go bankrupt.

Credit — each Portfolio could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. Each Portfolio may be subject to more credit risk than other funds because they may invest in high-yield debt securities, which are considered predominantly speculative with respect to the issuer’s continuing ability to meet interest and principal payments.

Mortgage-Related Securities — the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower Grade Debt Securities — when a Portfolio invests in debt securities rated below investment grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for a Portfolio to sell them quickly at an acceptable price. These risks can reduce a Portfolio’s share price and the income it earns.

Repurchase Agreements — repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines the Portfolio may incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolios could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of a Portfolio and may reduce its returns.

U.S. Government Securities — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (“GNMA”). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Other Investment Companies — The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolios may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolios.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to a Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in a Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Portfolios	31

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s Class I shares’ performance to the performance of two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best :      quarter          :     %

Worst :      quarter          :     %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of two broad measures of market performance — the Lehman Brothers Aggregate Bond Index (“LBAB Index”) and the Strategic Allocation Conservative Composite Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return %
LBAB Index (reflects no deduction for fees or expenses)(4)%
Strategic Allocation Conservative Composite Index (reflects no deduction for fees or expenses)(5)%
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.
(3)	Effective April 28, 2006, the Portfolio changed its name from ING VP Strategic Allocation Income Portfolio to ING VP Strategic Allocation Conservative Portfolio.
(4)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgaged-backed and corporate debt securities.
(5)	The Strategic Allocation Conservative Composite Index is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large-capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 15% in large-capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-capitalization stocks, small-/mid-capitalization stocks, and real estate stocks, and the category of international bonds was removed.

32	ING VP Strategic Allocation Conservative Portfolio

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter          :     %

Worst:      quarter          :     %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of two broad measures of market performance — the Russell 3000® Index and the Strategic Allocation Growth Composite Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return %
Russell 3000® Index (reflects no deduction for fees or expenses)(3)%
Strategic Allocation Growth Composite Index (reflects no deduction for fees or expenses)(4)%

(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Effective October 1, 2002, the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio
(3)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(4)	The Strategic Allocation Growth Composite Index is comprised of the asset class indices correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the

Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 20% in large-capitalization stocks, 20% for small-/mid-capitalization stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 35% in large-capitalization stocks, 20% in small-/mid-capitalization stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-capitalization stocks, small-/mid-capitalization stocks, and real estate stocks, and the category of international bonds was removed.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Growth Portfolio	33

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year.

Year-by-Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter          :     %

Worst:      quarter          :     %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class I shares’ performance to that of two broad measures of market performance — the Russell 3000® Index and the Strategic Allocation Moderate Composite Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return %
Russell 3000® Index (reflects no deduction for fees or expenses)(1)%
Strategic Allocation Moderate Composite Index (reflects no deduction for fees or expenses)(2)%
(1)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(2)	Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.
(3)	Effective April 28, 2006, the Portfolio changed its name from ING VP Strategic Allocation Balanced Portfolio to ING VP Strategic Allocation Moderate Portfolio.
(4)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(5)	The Strategic Allocation Moderate Composite Index is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 15% in large-capitalization stocks, 15% for small-/mid-capitalization stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 25% in large-capitalization stocks, 15% in small-/mid-capitalization stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-capitalization stocks, small-/mid-capitalization stocks, and real estate stocks, and the category of international bonds was removed.

34	ING VP Strategic Allocation Moderate Portfolio

BENCHMARK INDICES FOR VP STRATEGIC ALLOCATION PORTFOLIOS

ASSET CLASS	ASSET CLASS COMPARATIVE INDICES

Domestic Stocks	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
International Stocks	The Morgan Stanley Capital International — Europe, Australasia and Far East® Index (“MSCI EAFE® Index”) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australasia and the Far East.

U.S. Dollar Bonds	The Lehman Brothers Aggregate Bond Index (“LBAB Index”) is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.
Cash Equivalents	Three-month Treasury bills are government-backed short-term investments considered to be relatively risk-free, and equivalent to cash because their maturity is only three months.

If you have any questions, please call 1-800-992-0180.

Benchmark Indices	35

WHAT YOU PAY TO INVEST

The table that follows shows the estimated operating expenses paid each year by the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2006. Actual expenses paid by the Portfolios may vary from year to year.
Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not applicable.

Operating Expenses Paid Each Year by the Portfolios(1)

(as a % of average net assets)

Portfolio		Management Fees	Distribution (12b-1) Fees	Other Expenses(2)	Total Portfolio Operating Expenses	Waivers Reimbursements and Recoupments		Net Portfolio Operating Expenses

ING VP Balanced	%	0.50	N/A
ING VP Growth and Income	%	0.50	N/A
ING VP Growth	%	0.60	N/A
ING VP Small Company	%	0.75	N/A
ING VP Index Plus LargeCap	%	0.35	N/A
ING VP Index Plus MidCap	%	0.40	N/A
ING VP Index Plus SmallCap	%	0.40	N/A
ING VP Value Opportunity	%	0.60	N/A
ING VP Intermediate Bond	%	0.40	N/A
ING VP Money Market	%	0.25	N/A
ING VP Global Science and Technology	%	0.95	N/A
ING VP International Equity	%	0.85	N/A				(3)
ING VP Strategic Allocation Conservative	%	0.60	N/A				(3)
ING VP Strategic Allocation Growth	%	0.60	N/A
ING VP Strategic Allocation Moderate	%	0.60	N/A				(3)

(1)	This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based on each Portfolio’s actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed.
(2)	ING Funds Services, LLC receives an annual administration fee equal to
0.055% on the first $5 billion of daily net assets and 0.03% of daily net assets thereafter of each Portfolio.
(3)	ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio (except ING VP Balanced Portfolio, ING VP Growth and Income Portfolio, ING VP Intermediate Bond Portfolio and ING VP Money Market Portfolio) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING

Investments, LLC within three years. The amount of each Portfolio’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading “Waivers, Reimbursements and Recoupments”. The expense limit for each Portfolio is shown as Net Portfolio Operating Expenses. For each applicable Portfolio, the expense limits will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of an investment management agreement. In addition, the expense limitation agreement may be terminated by the Company/Trust upon at least 90 days’ prior written notice to ING Investments, LLC.

36	What You Pay to Invest

WHAT YOU PAY TO INVEST

Example
The Example that follows is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invested $10,000, that you reinvested all your dividends, that the Portfolio earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.

Portfolio		1 Year	3 Years	5 Years	10 Years

ING VP Balanced	$
ING VP Growth and Income	$
ING VP Growth	$
ING VP Small Company	$
ING VP Index Plus LargeCap	$
ING VP Index Plus MidCap	$
ING VP Index Plus SmallCap	$
ING VP Value Opportunity	$
ING VP Intermediate Bond	$
ING VP Money Market	$
ING VP Global Science and Technology	$
ING VP International Equity(1)	$
ING VP Strategic Allocation Conservative(1)	$
ING VP Strategic Allocation Growth	$
ING VP Strategic Allocation Moderate(1)	$

(1)	The Example reflects the contractual expense limitations/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	37

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolios are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolios according to the investment options you’ve chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolios assume no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”), the distributor for the Portfolios, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolios serve as investment options, and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Portfolios’ Board of Directors/Trustees (“Board”) directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, a pension plan, investment company or other permitted investor, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that a Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary’s customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current net asset value (“NAV”), causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an

38	Information for Investors

INFORMATION FOR INVESTORS

opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Classes of Shares

Certain Portfolios also offer Adviser Class (“ADV Class”) shares and Class S shares. ADV Class and Class S shares are not offered in this Prospectus.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios’ Adviser or Distributor (collectively, “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep N.V. (“ING Groep”) (NYSE: ING) uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with

If you have any questions, please call 1-800-992-0180.

Information for Investors	39

INFORMATION FOR INVESTORS

accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares.

When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•

Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;

•	Securities whose trading has been halted or suspended;

•	Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•	Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by a Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company’s Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1.) Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

40	Information for Investors

ADVISER AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIOS

ADVISER

ING Investments, LLC (“ING Investments” or “Adviser”), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April of 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2006, ING Investments managed approximately $     billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fees paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees
ING VP Balanced	0.50%
ING VP Growth and Income	0.50
ING VP Growth	0.60
ING VP Small Company	0.75
ING VP Index Plus LargeCap	0.35
ING VP Index Plus MidCap	0.40
ING VP Index Plus SmallCap	0.40
ING VP Value Opportunity	0.60
ING VP Intermediate Bond	0.40
ING VP Money Market	0.25
ING VP Global Science and Technology	0.95
ING VP International Equity	0.85
ING VP Strategic Allocation Conservative	0.60
ING VP Strategic Allocation Growth	0.60
ING VP Strategic Allocation Moderate	0.60

For information regarding the basis for the Board’s approval of the following investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report dated December 31, 2006.

SUB-ADVISERS

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Portfolio. Each sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

ING Investments acts as a “manager-of-managers” for ING VP Global Science and Technology Portfolio. ING Investments delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to ING Investment’s oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Portfolio’s Board. The Portfolio and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolio’s Board, to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of a sub-adviser of the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

ING VP Balanced Portfolio, ING VP Growth and Income Portfolio, ING VP Growth Portfolio, ING VP Small Company Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Value Opportunity Portfolio, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP International Equity Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio

ING Investment Management Co.

ING Investment Management Co., (“ING IM” or “Sub-Adviser”), a Connecticut corporation, serves as the Sub-Adviser to each Portfolio (other than ING VP Global Science and Technology Portfolio). ING IM is responsible for managing the assets of the Portfolios in accordance with each Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.

If you have any questions, please call 1-800-992-0180.

Management of the Portfolios	41

MANAGEMENT OF THE PORTFOLIOS	ADVISER AND SUB-ADVISERS

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep, and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed over $     billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

Prior to March 31, 2002, ING IM served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.

ING VP Balanced Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Balanced Portfolio:

The equity portion of the Portfolio has been managed by Omar Aguilar, Ph.D. since December 2005. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers’ quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

Mary Ann Fernandez, Portfolio Manager, has managed the overall asset allocation of the Portfolio since 2005. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds, she is also involved in the management and marketing of certain equity strategies managed by ING IM.

The fixed-income portion of the Portfolio has been managed by James B. Kauffmann since 2002. Mr. Kauffmann joined ING Groep in 1996 and has over 20 years of investment experience. Prior to joining ING Groep, he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked as an analyst with a venture capital fund.

ING VP Growth and Income Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Growth and Income Portfolio:

Christopher F. Corapi, Portfolio Manager and Director of Fundamental Equity Research, ING IM, has co-managed the Portfolio since 2004. Mr. Corapi joined ING IM in February 2004 and has over 22 years of investment experience. Prior to joining ING IM, Mr. Corapi served as the Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and the Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

Scott Lewis, Portfolio Manager, has co-managed the Portfolio since 2004. Mr. Lewis joined ING IM in May 2004 and has over 24 years of investment experience. Mr. Lewis joined ING IM from Credit Suisse Asset Management (“CSAM”), where he worked for 18 years both with CSAM and its predecessor Warburg Pincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S. equity research.

ING VP Growth Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Growth Portfolio:

Jeff Bianchi, Portfolio Manager, has co-managed the Portfolio since December 2006. Mr. Bianchi joined ING IM in 1994 and has over 10 years of investment management experience. Before assuming his current responsibilities, Mr. Bianchi provided quantitative analysis for ING IM’s small-capitalization equity strategies.

Richard Welsh, Portfolio Manager, has co-managed Portfolio since 2004. Mr. Welsh joined ING in 2004 and has 17 years of investment management experience. Mr. Welsh joined ING IM from Columbus Circle Investors where he was senior investment analyst of their large-capitalization core and large-capitalization growth disciplines. Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds and American Century Investments.

ING VP Small Company Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Small Company Portfolio:

Joseph Basset, CFA, Portfolio Manager, has co-managed the Portfolio since May 2006. He joined ING IM in June 2005. He has 11 years of investment management experience and 8 years teaching economics and finance at the university level. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology, and communication equipment companies and co-managed the One Group Technology Fund.

Steve Salopek, Portfolio Manager, has co-managed the Portfolio since July 2005. Prior to joining ING IM in June 2005, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small-capitalization growth assets.

ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap Portfolios

The following individuals share responsibility for the day-to-day management of ING VP Index Plus Portfolios:

Omar Aguilar, Ph.D. has co-managed ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio and ING Index Plus SmallCap Portfolio since December 2005. He has been with ING IM since July 2004 and is Head of Quantitative Equity Research.

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ADVISER AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIOS

Dr. Aguilar previously served as head of Lehman Brothers’ quantitative research for its alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

Vincent Costa, Portfolio Manager, has co-managed ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, and ING VP Index Plus SmallCap Portfolio since May 2006. He joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm’s Quantitative Investment strategies. He has 21 years of investment experience.

ING VP Value Opportunity Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Value Opportunity Portfolio:

Michael Leskinen, CFA, Assistant Portfolio Manager, has been assisting with the management of the Portfolio since May 2006. He joined ING IM as a Research Analyst covering the financial services sector in December 2001, coming from Federated Investors where he had worked for one year. In his role, he provides investment research and stock recommendations to various large cap equity strategies. Previously, Mr. Leskinen worked at Citigroup and Bank One.

Scott Lewis, Portfolio Manager, has managed the Portfolio since 2004. Mr. Lewis joined ING IM in May 2004 and has over 24 years of investment experience. Mr. Lewis joined ING IM from Credit Suisse Asset Management (“CSAM”), where he worked for 18 years both with CSAM and its predecessor Warburg Bincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S. equity research.

ING VP Intermediate Bond Portfolio

The following individual is responsible for the day-to-day management of ING VP Intermediate Bond Portfolio:

James B. Kauffmann, Portfolio Manager, has managed the Portfolio since 2002. Mr. Kauffmann joined ING Groep in 1996 and has over 20 years of investment experience. Prior to joining ING Groep, he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked as an analyst with a venture capital fund.

ING VP Money Market Portfolio

The following individual is responsible for the day-to-day management of ING VP Money Market Portfolio:

David S. Yealy, Portfolio Manager, has managed the Portfolio since November 2004. Mr. Yealy joined ING IM in November, 2004 and has over 20 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital

Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

ING VP International Equity Portfolio

The following individuals share responsibility for the day-to-day management of ING VP International Equity Portfolio:

Carl Ghielen, Portfolio Manager, has co-managed the Portfolio since 2002. He is responsible for stock selection as well as coordinating efforts on behalf of ING’s international equity teams. Prior to joining ING in 2000 Mr. Ghielen worked for MN Services (a Dutch pension fund) as senior fund manager.

Martin Jansen, Portfolio Manager, has co-managed the Portfolio since 2002. He joined ING in 1997 as senior manager and has 26 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

ING VP Strategic Allocation Conservative, ING VP Strategic Allocation Growth, and ING VP Strategic Allocation Moderate Portfolios

The following individuals share responsibility for the day-to-day management of the Strategic Allocation Portfolios:

Mary Ann Fernandez, Portfolio Manager, has co-managed the Portfolio since 2002. Ms. Fernandez joined ING IM in 1996 as Vice President of Product Development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds. She is also involved in the management and marketing of certain equity strategies managed by ING IM.

Brian Gendreau, Ph.D., Portfolio Manager, has co-managed the Portfolio since May 2006. Mr. Gendreau joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney’s Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

ING VP Global Science and Technology Portfolio

BlackRock Advisors, LLC

BlackRock Advisors, LLC (“BlackRock Advisors”), serves as the Sub-Adviser to the Portfolio and is a wholly-owned subsidiary of BlackRock, Inc. (BlackRock). On September 29, 2006, BlackRock

If you have any questions, please call 1-800-992-0180.

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MANAGEMENT OF THE PORTFOLIOS	ADVISER AND SUB-ADVISERS

consummated a transaction with Merrill Lynch & Co., Inc. (“Merrill Lynch”) whereby Merrill Lynch’s investment management business combined with that of BlackRock’s to create a new independent company that is one of the world’s largest asset management firms with over $1 trillion in assets under management. The new combined company will operate under the BlackRock name. The combined company offers a full range of equity fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address is 100 Bellevue Parkway, Wilmington, Delaware 19809.

As of December 31, 2006, BlackRock Advisors and its affiliates had $         trillion in investment company and other portfolio assets under management.

The following individuals share responsibility for the day-to-day management of the ING VP Global Science and Technology Portfolio:

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is the head of BlackRock Advisors’ Global Opportunities Team and is the strategist for all of the team’s portfolios. Mr. Callan has co-managed the Portfolio since 2004. Before becoming part of BlackRock Advisors, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team’s portfolios. Ms. Rosenbaum has co-managed the Portfolio since 2005. Prior to joining BlackRock Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset Management Group.

Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team, and is responsible for coverage of stocks in the healthcare sector. Ms. Xie has co-managed the Portfolio since 2005. Before becoming part of BlackRock Advisors in 2005, Dr. Xie was with State Street Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Stanford Bernstein in 1999.

Additional Information Regarding Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolios.

44	Management of the Portfolios

MORE INFORMATION ABOUT RISKS

All variable portfolios involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolios named below may invest in these securities or use these techniques as part of a Portfolio’s principal investment strategies. However, the Adviser or Sub-Adviser of any Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio’s principal investment strategies.

Principal Risks

The discussions below identify the Portfolios that engage in the described strategy as a principal strategy. For these Portfolios, the risk associated with the strategy is a principal risk. Other Portfolios may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Concentration (ING VP Global Science and Technology Portfolio, ING VP Money Market Portfolio).    The ING VP Global Science and Technology Portfolio concentrates (for purposes of the Investment Company Act of 1940, as amended, (“1940 Act”)) its assets in securities related to the science and technology sectors, which means that at least 25% of its assets will be invested in each of these sectors at all times. The ING VP Money Market Portfolio concentrates its assets in securities related to the financial services sectors, which means that the Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealer. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Convertible Securities (All Portfolios except ING VP Small Company Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Value Opportunity Portfolio, ING VP Intermediate Bond Portfolio and ING VP Money Market Portfolio).    The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

Corporate Debt Securities (ING VP Balanced Portfolio, ING VP Intermediate Bond Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio).    Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio’s debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Derivatives (All Portfolios except ING VP Value Opportunity Portfolio and ING VP Money Market Portfolio).    Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Not all of the Portfolios invest in these types of derivatives, so please check the description of each Portfolio’s policies. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may

If you have any questions, please call 1-800-992-0180.

More Information About Risks	45

MORE INFORMATION ABOUT RISKS

experience periods of illiquidity, which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the

Adviser or Sub-Adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Emerging Markets Investments, ING VP Global Science and Technology Portfolio and ING VP International Equity Portfolio).    Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities (All Portfolios except ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio and ING VP Index Plus SmallCap Portfolio).    There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

The risks in investing in foreign securities may be greater for countries with an emerging securities market.

High-Yield, Lower Quality Debt Securities (All Portfolios except ING VP Growth and Income Portfolio, ING VP Growth Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Value Opportunity Portfolio, ING VP Money Market Portfolio, ING VP Global Science and Technology Portfolio and ING VP International Equity Portfolio). Investments in high yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The prices of high yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield debt securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield debt securities.

Initial Public Offerings (“IPOs”) (ING VP Global Science and Technology Portfolio).    IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the initial public offerings.

Mortgage-Related Securities (ING VP Balanced Portfolio, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio).    Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying

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MORE INFORMATION ABOUT RISKS

mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations and thus are subject to risk of default.

Other Investment Companies (All Portfolios except ING VP Global Science and Technology Portfolio).    A Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), Nasdaq-100 Index Tracking Stock (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted in the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reason, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of share of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Repurchase Agreements (ING VP Money Market Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation

Moderate Portfolio).    Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

Rule 144A Securities (ING VP Global Science and Technology Portfolio).    Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio considers Rule 144A securities to be “liquid” although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

Small- and Mid-Capitalization Companies (All Portfolios except ING VP Index Plus LargeCap Portfolio and ING VP Money Market Portfolio).    Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

U.S. Government Securities (ING VP Balanced Portfolio, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio).    Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

Lending Portfolio Securities (All Portfolios except ING VP Money Market Portfolio).    In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even

If you have any questions, please call 1-800-992-0180.

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MORE INFORMATION ABOUT RISKS

loss of rights in the collateral should the borrower default or fail financially.

Portfolio Turnover (All Portfolios except ING VP Growth and Income Portfolio, ING VP Growth Portfolio, ING VP Small Company Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Value Opportunity Portfolio, ING VP Money Market Portfolio, ING VP Global Science and Technology Portfolio and ING VP International Equity Portfolio).    Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.

Other Risks

Borrowing.    A Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Inability to Sell Securities.    Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Index Strategy. A Portfolio may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Portfolio and an index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of a Portfolio’s shares.

Interests in Loans.    Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio’s investment. Many loans are relatively illiquid, and may be difficult to value.

Investment by Funds-of-Funds.    Certain Portfolios’ shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, a Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Management.    Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Pairing Off Transactions.    A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

48	More Information About Risks

MORE INFORMATION ABOUT RISKS

Restricted and Illiquid Securities.    Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Reverse Repurchase Agreements and Dollar Rolls.    A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio’s yield; however, such transactions also increase a Portfolio’s risk to capital and may result in a shareholder’s loss of principal.

Short Sales.    A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Temporary Defensive Strategies.    When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, each Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve its investment objective.

Percentage and Rating Limitations.    Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

If you have any questions, please call 1-800-992-0180.

More Information About Risks	49

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

Each Portfolio, except ING VP Growth and Income Portfolio and ING VP Intermediate Bond Portfolio, declare and pay dividends and capital gains distributions, if any, on an annual basis usually in June. ING VP Growth and Income and ING VP Intermediate Bond Portfolios declare and pay dividends and capital gains distributions, if any, on a semi-annual basis. To comply with federal tax regulations, the Portfolios, except ING VP Growth and Income and ING VP Intermediate Bond Portfolios, may also pay an additional capital gains distribution, unusually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for the contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.

50	Dividends, Distributions and Taxes

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Portfolio’s Class I shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product; total returns would be lower if they did. A report of each Portfolio’s independent registered public accounting firm along with each Portfolio’s financial statements, is included in the Company’s/Trust’s annual shareholder report, which is incorporated by reference into the SAI and is available upon request.

If you have any questions, please call 1-800-992-0180.

Financial Highlights	51

ING VP BALANCED PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		13.40		12.50	10.73	12.09
Income (loss) from investment operations:
Net investment income	$		0.29	*	0.29	0.25	0.25
Net realized and unrealized gain (loss) on investments	$		0.27		0.87	1.76	(1.49)
Total from investment operations	$		0.56		1.16	2.01	(1.24)
Less distributions from:
Net investment income	$		0.32		0.26	0.24	0.12
Net realized gains on investments	$		—		—	—	—
Total distributions	$		0.32		0.26	0.24	0.12
Net asset value, end of period	$		13.64		13.40	12.50	10.73
Total Return(1)%			4.24		9.42	18.87	(10.31)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$		1,236		1,358	1,375	1,223
Ratios to average net assets:
Expenses	%		0.60		0.59	0.60	0.60
Net investment income	%		2.30		2.15	2.04	2.00
Portfolio turnover rate	%		308		272	333	345

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*	Per share data calculated using average number of shares outstanding throughout the period.

52	ING VP Balanced Portfolio

FINANCIAL HIGHLIGHTS	ING VP GROWTH AND INCOME PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		19.35	18.28	14.50	19.54
Income (loss) from investment operations:
Net investment income	$		0.23	0.28	0.16	0.16
Net realized and unrealized gain (loss) on investments	$		1.35	1.24	3.62	(5.04)
Total from investment operations	$		1.58	1.52	3.78	(4.88)
Less distributions from:
Net investment income	$		0.22	0.45	—	0.16
Net realized gains on investments	$		—	—	—	—
Total distributions	$		0.22	0.45	—	0.16
Net asset value, end of period	$		20.71	19.35	18.28	14.50
Total Return(1)%			8.13	8.39	26.07	(24.99)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$		3,146	3,531	3,795	3,525
Ratios to average net assets:
Expenses	%		0.59	0.58	0.60	0.59
Net investment income	%		1.03	1.41	0.95	0.83
Portfolio turnover rate	%		80	139	150	246

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

If you have any questions, please call 1-800-992-0180.

ING VP Growth and Income Portfolio	53

ING VP GROWTH PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		9.56		8.93	6.85	9.64
Income (loss) from investment operations:
Net investment income (loss)	$		0.02		0.06	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	$		0.87		0.58	2.07	(2.78)
Total from investment operations	$		0.89		0.64	2.08	(2.79)
Less distributions from:
Net investment income	$		0.07		0.01	—	—
Net realized gains on investments	$		—		—	—	—
Total distributions	$		0.07		0.01	—	—
Net asset value, end of period	$		10.38		9.56	8.93	6.85
Total Return(1)%			9.38	†	7.19	30.36	(28.94)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		175,297		193,280	224,330	181,029
Ratios to average net assets:
Expenses	%		0.69		0.69	0.71	0.72
Net investment income (loss)%			0.08		0.61	0.13	(0.06)
Portfolio turnover rate	%		119		123	162	241

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
†	In 2005, the Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment’s guidelines. There was no impact on total return.

54	ING VP Growth Portfolio

FINANCIAL HIGHLIGHTS	ING VP SMALL COMPANY PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		19.94		17.48	12.75	16.68
Income (loss) from investment operations:
Net investment income	$		0.10		0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	$		1.92		2.47	4.71	(3.91)
Total from investment operations	$		2.02		2.51	4.77	(3.86)
Less distributions from:
Net investment income	$		0.03		0.05	0.04	0.07
Net realized gains on investments	$		0.28		—	—	—
Total distributions	$		0.31		0.05	0.04	0.07
Net asset value, end of period	$		21.65		19.94	17.48	12.75
Total Return(1)%			10.27	†	14.39	37.47	(23.23)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		393,700		461,014	464,228	288,890
Ratios to average net assets:
Expenses	%		0.85		0.84	0.85	0.87
Net investment income	%		0.43		0.21	0.47	0.39
Portfolio turnover rate	%		72		93	178	371

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
†	In 2005, the Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment’s guidelines. There was no impact on total return.

If you have any questions, please call 1-800-992-0180.

ING VP Small Company Portfolio	55

.

ING VP INDEX PLUS LARGECAP PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		14.82		13.54	10.85	13.86
Income (loss) from investment operations:
Net investment income	$		0.19	*	0.22	0.14	0.14
Net realized and unrealized gain (loss) on investments	$		0.60		1.20	2.68	(3.12)
Total from investment operations	$		0.79		1.42	2.82	(2.98)
Less distributions from:
Net investment income	$		0.19		0.14	0.13	0.03
Net realized gains on investments	$		—		—	—	—
Total distributions	$		0.19		0.14	0.13	0.03
Net asset value, end of period	$		15.42		14.82	13.54	10.85
Total Return(1)%			5.38		10.58	26.14	(21.53)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		1,389,139		1,511,946	1,389,298	943,520
Ratios to average net assets:
Expenses	%		0.45		0.44	0.43	0.45
Net investment income	%		1.30		1.55	1.33	1.18
Portfolio turnover rate	%		89		70	88	139

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*	Per share data calculated using average number of shares outstanding throughout the period.

56	ING VP Index Plus Largecap Portfolio

FINANCIAL HIGHLIGHTS	ING VP INDEX PLUS MIDCAP PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statement, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		18.16		15.64	11.86	13.54
Income (loss) from investment operations:
Net investment income	$		0.16	*	0.09	0.09	0.04
Net realized and unrealized gain (loss) on investments	$		1.77		2.50	3.75	(1.67)
Total from investment operations	$		1.93		2.59	3.84	(1.63)
Less distributions from:
Net investment income	$		0.09		0.07	0.06	0.05
Net realized gains on investments	$		1.31		—	—	—
Total distributions	$		1.40		0.07	0.06	0.05
Net asset value, end of period	$		18.69		18.16	15.64	11.86
Total Return(1)%			11.14		16.59	32.45	(12.09)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		844,703		678,869	451,213	251,674
Ratios to average net assets:
Expenses	%		0.49		0.49	0.50	0.53
Net investment income(2)%			0.87		0.73	0.78	0.61
Portfolio turnover rate	%		100		108	113	139

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
*	Per share data calculated using average number of shares outstanding throughout the period.

If you have any questions, please call 1-800-992-0180.

ING VP Index Plus Midcap Portfolio	57

ING VP INDEX PLUS SMALLCAP PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		16.39		13.52	9.95	11.60
Income (loss) from investment operations:
Net investment income	$		0.11	*	0.07	0.03	0.01
Net realized and unrealized gain (loss) on investments	$		1.09		2.90	3.56	(1.53)
Total from investment operations	$		1.20		2.97	3.59	(1.52)
Less distributions from:
Net investment income	$		0.05		0.02	0.02	0.01
Net realized gains on investments	$		0.86		0.08	—	0.12
Total distributions	$		0.91		0.10	0.02	0.13
Net asset value, end of period	$		16.68		16.39	13.52	9.95
Total Return(1)%			7.62		22.07	36.15	(13.21)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		378,121		303,041	168,035	86,494
Ratios to average net assets:
Net expenses after expense reimbursement(2)%			0.49		0.49	0.56	0.58
Gross expenses prior to expense reimbursement	%		0.49		0.49	0.56	0.63
Net investment income after expense reimbursement(2)%			0.66		0.64	0.37	0.30
Portfolio turnover rate	%		71		94	120	134

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*	Per share data calculated using average number of shares outstanding throughout the period.

58	ING VP Index Plus Smallcap Portfolio

FINANCIAL HIGHLIGHTS	ING VP VALUE OPPORTUNITY PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		13.19		12.08	9.77	13.25
Income (loss) from investment operations:
Net investment income	$		0.19	*	0.24	0.10	0.04
Net realized and unrealized gain (loss) on investments	$		0.71		0.98	2.29	(3.47)
Total from investment operations	$		0.90		1.22	2.39	(3.43)
Less distributions from:
Net investment income	$		0.25		0.11	0.08	0.05
Net realized gains on investments	$		—		—	—	—
Total distributions	$		0.25		0.11	0.08	0.05
Net asset value, end of period	$		13.84		13.19	12.08	9.77
Total Return(1)%			6.95		10.15	24.59	(25.96)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		178,828		219,889	257,448	211,470
Ratios to average net assets:
Expenses	%		0.70		0.69	0.70	0.72
Net investment income	%		1.47		1.61	0.91	0.51
Portfolio turnover rate	%		94		16	251	304

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*	Per share data calculated using average number of shares outstanding throughout the period.

If you have any questions, please call 1-800-992-0180.

ING VP Value Opportunity Portfolio	59

ING VP INTERMEDIATE BOND PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		13.14	14.15	13.53	12.95
Income (loss) from investment operations:
Net investment income	$		0.54	0.53	0.56	0.45
Net realized and unrealized gain (loss) on investments	$		(0.13)	0.13	0.29	0.63
Total from investment operations	$		0.41	0.66	0.85	1.08
Less distributions from:
Net investment income	$		0.51	1.11	0.11	0.43
Net realized gains on investments	$		0.07	0.56	0.12	0.07
Total distributions	$		0.58	1.67	0.23	0.50
Net asset value, end of period	$		12.97	13.14	14.15	13.53
Total Return(1)%			3.14	4.88	6.30	8.33
Ratios and Supplemental Data:
Net assets, end of period (millions)	$		1,148	1,093	1,126	1,206
Ratios to average net assets:
Expenses	%		0.49	0.48	0.50	0.49
Net investment income	%		4.14	3.79	3.77	3.50
Portfolio turnover rate	%		589	407	521	565

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

60	ING VP Intermediate Bond Portfolio

FINANCIAL HIGHLIGHTS	ING VP MONEY MARKET PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		12.94	12.94	13.03	13.33
Income (loss) from investment operations:
Net investment income	$		0.39	0.15	0.08	0.21
Net realized and unrealized gain (loss) on investments	$		(0.01)	(0.01)	0.03	—
Total from investment operations	$		0.38	0.14	0.11	0.21
Less distributions from:
Net investment income	$		0.15	0.14	0.20	0.51
Total distributions	$		0.15	0.14	0.20	0.51
Net asset value, end of period	$		13.17	12.94	12.94	13.03
Total Return(1)%			2.98	1.06	0.92	1.66
Ratios and Supplemental Data:
Net assets, end of period (millions)	$		1,073	1,101	1,238	1,552
Ratios to average net assets:
Expenses	%		0.35	0.34	0.35	0.34
Net investment income	%		2.93	1.11	0.91	1.63

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

If you have any questions, please call 1-800-992-0180.

ING VP Money Market Portfolio	61

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		3.82	3.87	2.66	4.53
Income (loss) from investment operations:
Net investment loss	$		(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gains (loss) on investments	$		0.47	(0.02)	1.23	(1.84)
Total from investment operations	$		0.45	(0.05)	1.21	(1.87)
Net asset value, end of period	$		4.27	3.82	3.87	2.66
Total Return(1)%			11.78	(1.29)	45.49	(41.28)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		84,523	86,291	97,742	45,559
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment	%		1.06	1.05	1.11	1.11
Gross expenses prior to expense reimbursement/recoupment(2)%			1.06	1.05	1.10	1.12
Net investment loss after expense reimbursement/recoupment(2)%			(0.48)	(0.67)	(0.88)	(0.89)
Portfolio turnover rate	%		118	163	15	61

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

62	ING VP Global Science And Technology Portfolio

FINANCIAL HIGHLIGHTS	ING VP INTERNATIONAL EQUITY PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		8.74	7.55	5.78	7.90
Income (loss) from investment operations:
Net investment income	$		0.14	0.07	0.06	0.03
Net realized and unrealized gain (loss) on investments	$		1.32	1.21	1.78	(2.13)
Total from investment operations	$		1.46	1.28	1.84	(2.10)
Less distributions from:
Net investment income	$		0.09	0.09	0.07	0.02
Total distributions	$		0.09	0.09	0.07	0.02
Net asset value, end of period	$		10.11	8.74	7.55	5.78
Total Return(1)%			16.87	17.17	32.05	(26.68)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		61,464	52,505	40,537	28,917
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(2)%			1.14	1.15	1.15	1.15
Gross expenses prior to expense reimbursement/recoupment(2)%			1.00	0.95	1.38	1.46
Net investment income (loss) after expense reimbursement/recoupment(2)%			1.51	1.00	1.04	0.40
Portfolio turnover rate	%		97	137	85	266

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

If you have any questions, please call 1-800-992-0180.

ING VP International Equity Portfolio	63

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		13.04	12.31	11.09	11.99
Income (loss) from investment operations:
Net investment income	$		0.34	0.25	0.25	0.27
Net realized and unrealized gain (loss) on investments	$		0.15	0.72	1.25	(0.78)
Total from investment operations	$		0.49	0.97	1.50	(0.51)
Less distributions from:
Net investment income	$		0.26	0.24	0.28	0.39
Net realized gain on investments	$		—	—	—	—
Total distributions	$		0.26	0.24	0.28	0.39
Net asset value, end of period	$		13.27	13.04	12.31	11.09
Total Return(1)%			3.83	7.99	13.65	(4.34)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		151,565	151,489	135,628	120,615
Ratios to average net assets:
Net expenses after expense reimbursement(2)%			0.65	0.65	0.65	0.65
Gross expenses prior to expense reimbursement	%		0.75	0.70	0.74	0.77
Net investment income after expense reimbursement(2)%			2.53	2.16	2.18	2.36
Portfolio turnover rate	%		364	317	332	248

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)	The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

64	ING VP Strategic Allocation Conservative Portfolio

FINANCIAL HIGHLIGHTS	ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		14.76	13.32	10.81	12.75
Income (loss) from investment operations:
Net investment income	$		0.22	0.18	0.15	0.13
Net realized and unrealized gain (loss) on investments	$		0.68	1.41	2.47	(1.87)
Total from investment operations	$		0.90	1.59	2.62	(1.74)
Less distributions from:
Net investment income	$		0.18	0.15	0.11	0.20
Total distributions	$		0.18	0.15	0.11	0.20
Net asset value, end of period	$		15.48	14.76	13.32	10.81
Total Return(1)%			6.20	12.01	24.34	(13.76)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		287,566	263,494	219,260	165,733
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(2)%			0.73	0.70	0.75	0.75
Gross expenses prior to expense reimbursement/recoupment	%		0.73	0.70	0.74	0.77
Net investment income after expense reimbursement(2)%			1.43	1.46	1.32	1.14
Portfolio turnover rate	%		232	205	232	271

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)	The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Growth Portfolio	65

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm.

		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		13.91		12.78	10.86	12.31
Income (loss) from investment operations:
Net investment income	$		0.26	*	0.20	0.18	0.20
Net realized and unrealized gain (loss) on investments	$		0.39		1.09	1.92	(1.36)
Total from investment operations	$		0.65		1.29	2.10	(1.16)
Less distributions from:
Net investment income	$		0.21		0.16	0.18	0.29
Total distributions	$		0.21		0.16	0.18	0.29
Net asset value, end of period	$		14.35		13.91	12.78	10.86
Total Return(1)%			4.70		10.23	19.47	(9.54)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		289,673		268,292	208,837	158,169
Ratios to average net assets:
Net expenses after expense reimbursement(2)%			0.70		0.70	0.70	0.70
Gross expenses prior to expense reimbursement	%		0.74		0.70	0.74	0.77
Net investment income after expense reimbursement(2)%			1.89		1.77	1.75	1.71
Portfolio turnover rate	%		301		262	278	267

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)	The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
*	Per share data calculated using average number of shares outstanding throughout the period.

66	ING VP Strategic Allocation Moderate Portfolio

WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder report, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios’ performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries:

ING VP Portfolios

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549-0102

Or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the ING VP Portfolio’s SEC file numbers. The file numbers are as follows:

ING Variable Portfolios, Inc.	811-7651
ING VP International Equity Portfolio
ING VP Growth Portfolio
ING VP Small Company Portfolio
ING VP Global Science and Technology Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Value Opportunity Portfolio
ING VP Balanced Portfolio, Inc.	811-5773
ING Variable Funds	811-2514
ING VP Growth and Income Portfolio
ING VP Intermediate Bond Portfolio	811-2361
ING VP Money Market Portfolio	811-2565
ING Strategic Allocation Portfolios, Inc.	811-8934
ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

PRPRO-VPI (0407-043007)

Prospectus

Prospectus

April 30, 2007

Class S

ING Variable Product Funds

Domestic Equity and Income Portfolios

■	ING VP Balanced Portfolio
■	ING VP Growth and Income Portfolio

Domestic Equity Growth Portfolios

■	ING VP Growth Portfolio
■	ING VP Small Company Portfolio

Domestic Equity Index Portfolios

■	ING VP Index Plus LargeCap Portfolio
■	ING VP Index Plus MidCap Portfolio
■	ING VP Index Plus SmallCap Portfolio

Domestic Equity Value Portfolio

■	ING VP Value Opportunity Portfolio

Fixed-Income Portfolios

■	ING VP Intermediate Bond Portfolio
■	ING VP Money Market Portfolio

Global and International Equity Portfolios

■	ING VP Global Science and Technology Portfolio
■	ING VP International Equity Portfolio

Strategic Allocation Portfolios

■	ING VP Strategic Allocation Conservative Portfolio (formerly, ING VP Strategic Allocation Income Portfolio)
■	ING VP Strategic Allocation Growth Portfolio
■	ING VP Strategic Allocation Moderate Portfolio (formerly, ING VP Strategic Allocation Balanced Portfolio)

This Prospectus contains important information about investing in Class S shares of certain ING Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT’S INSIDE

INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

RISKS

HOW THE PORTFOLIO HAS PERFORMED

WHAT YOU PAY TO INVEST

Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies (“Variable Contracts”) to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”) and qualified pension or retirement plans (“Qualified Plans”).

Individual Variable Contract holders are not “shareholders” of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolios are not offered directly to the general public.

These pages contain a description of each of our Portfolios included in this Prospectus, including each Portfolio’s investment objective, principal investment strategies and risks.

You’ll also find:

How the Portfolio has performed. A chart that shows each Portfolio’s financial performance for the past ten years (or since inception, if shorter).

What you pay to invest.

Information about the management fees and expenses the Portfolios pay. You’ll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

What You Pay to Invest	36

Information for Investors	38

Management of the Portfolios	41

More Information About Risks	45

Dividends, Distributions and Taxes	50

Financial Highlights	51

Where To Go For More Information	Back Cover

INTRODUCTION TO THE PORTFOLIOS

Risk is the potential that your investment will lose money or not earn as much as you hope. All Portfolios have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with each of our Portfolios. You should consult the Statement of Additional Information (“SAI”) for a complete list of the investment strategies and risks.

If you have any questions about the Portfolios, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

DOMESTIC EQUITY AND INCOME PORTFOLIOS

ING’s Domestic Equity and Income Portfolios seek income and growth of capital.

They may be suitable investments if you:

•	want both regular income and the potential for capital appreciation; and
•	are looking for growth potential, but don’t feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Portfolios.

DOMESTIC EQUITY GROWTH PORTFOLIOS

ING’s Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.

They may be suitable investments if you:

•	are investing for the long-term — at least several years; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.

DOMESTIC EQUITY INDEX PORTFOLIOS

ING’s Domestic Equity Index Portfolios seek to outperform the total return performance of predetermined indices.

They may be suitable investments if you:

•	are investing for the long-term — at least several years; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

ING VP Value Opportunity Portfolio seeks capital appreciation.

It may be a suitable investment if you:

•	are investing for the long-term — at least several years; and
•	are willing to accept risk in exchange for the potential for long-term capital appreciation.

FIXED-INCOME PORTFOLIOS

ING offers both a bond portfolio and a money market portfolio.

ING VP Intermediate Bond Portfolio may be a suitable investment if you:

•	want greater income potential than a money market fund; and
•	are willing to accept more risk than a money market fund.

ING VP Money Market Portfolio may be a suitable investment if you:

•	seek high current return, consistent with the preservation of capital and liquidity.

GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS

ING VP Global Science and Technology Portfolio seeks long-term growth by investing primarily in foreign and domestic equities of science and technology companies.

ING VP International Equity Portfolio seeks long-term capital growth by investing primarily in foreign equities.

They may be suitable investments if you:

•	are investing for the long-term — at least several years;
•	are looking for exposure to international markets; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.

STRATEGIC ALLOCATION PORTFOLIOS

ING’s Strategic Allocation Portfolios are asset allocation portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

They may be suitable investments if you:

•	are investing for the long-term — at least five years.

If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolios	1

PORTFOLIOS AT A GLANCE

This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio’s investment objective, principal investment strategies and risks, which begin on page 4.

	PORTFOLIO	INVESTMENT OBJECTIVE

Domestic Equity and Income Portfolios	ING VP Balanced Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Maximize investment return with reasonable safety of principal.
	ING VP Growth and Income Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Maximize total return.

Domestic Equity Growth Portfolios	ING VP Growth Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Growth of Capital.
	ING VP Small Company Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Growth of Capital.

Domestic Equity Index Portfolios	ING VP Index Plus LargeCap Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Outperform the total return performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”).
	ING VP Index Plus MidCap Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Outperform the total return performance of the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”).

	ING VP Index Plus SmallCap Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”).
Domestic Equity Value Portfolio	ING VP Value Opportunity Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Growth of Capital.

Fixed-Income Portfolios	ING VP Intermediate Bond Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Maximize total return consistent with reasonable risk.
	ING VP Money Market Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	High current return, consistent with the preservation of capital and liquidity.

Global and International Equity Portfolios	ING VP Global Science and Technology Portfolio Adviser: ING Investments, LLC Sub-Adviser: BlackRock Advisors, LLC	Long-term capital appreciation.
	ING VP International Equity Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital growth.

Strategic Allocation Portfolios	ING VP Strategic Allocation Conservative Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return consistent with preservation of capital.
	ING VP Strategic Allocation Growth Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Capital appreciation.

	ING VP Strategic Allocation Moderate Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Total return (i.e., income and capital growth, both realized and unrealized).

2	Portfolios at a Glance

PORTFOLIOS AT A GLANCE

MAIN INVESTMENTS	MAIN RISKS

A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
Equity securities of large U.S. companies believed to have above-average growth potential.	Price volatility and other risks that accompany an investment in equity securities.

Equity securities of large U.S. companies, believed to have growth potential.	Price volatility and other risks that accompany an investment in growth-oriented equity securities.
Equity securities of small-sized U.S. companies, believed to have growth potential.	Price volatility and other risks that accompany an investment in equity securities of growth-oriented and small-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.

Equity securities included in the S&P 500® Index.	Price volatility and other risks that accompany an investment in equity securities.
Equity securities included in the S&P MidCap 400 Index.	Price volatility and other risks that accompany an investment in equity securities.

Equity securities included in the S&P SmallCap 600 Index.	Price volatility and other risks that accompany an investment in equity securities and small-sized companies.
Equity securities of larger U.S. companies believed to be undervalued.	Price volatility and other risks that accompany an investment in equity securities.

Investment grade debt securities with a minimum average portfolio quality being investment grade, and dollar weighted average maturity generally ranging between five and ten years.	Credit, interest rate, repayment and other risks that accompany an investment in fixed-income securities. May be sensitive to credit risk during economic downturns.
High quality, U.S. dollar-denominated short-term debt securities.	Credit, interest rate and other risks that accompany an investment in U.S. dollar-denominated short-term debt securities.

Equity securities of U.S. and foreign companies in the science and technology sectors.	Price volatility and other risks that accompany an investment in equity securities and maintaining a non-diversified portfolio focusing on companies engaged in the science and technology sectors.
Equity securities and equity equivalents principally traded outside of the U.S.	Price volatility and other risks that accompany an investment in foreign equities. Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities.

A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.
A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

A mix of equity and debt securities.	Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

If you have any questions, please call 1-800-992-0180.

Portfolios at a Glance	3

ING VP BALANCED PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Portfolio’s management of which of those sectors or mix thereof offers the best investment prospects.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks total return consisting of capital appreciation and current income.

Under normal market conditions, the Portfolio allocates its assets between the following asset classes:

•	Equities, such as common and preferred stocks;
•	Debt, such as bonds, mortgage-related and other asset-backed securities;
•	U.S. government securities; and
•	Money market instruments.

The Portfolio normally invests up to 75% of its total assets in equity securities and at least 25% of its total assets in debt securities (including money market instruments). In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Portfolio.

In managing the equity component of the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s investment objective by overweighting those stocks in the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. As of December 31, 2006, the smallest company in the S&P 500® index had a market capitalization of $       million, the largest company had a market capitalization of $       billion and the average capitalization of all companies in the S&P 500® index was $       billion.

In managing the debt component, the Sub-Adviser focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of assets specialists use this relative value analysis to guide the security selection process. Although the Portfolio may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below BBB– by Standard & Poor’s (“S&P”) or Baa3 by Moody’s Investors Services, Inc (“Moody’s”), the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Portfolio will generally range between three and ten years. The Portfolio may also invest in convertible securities, foreign debt securities and derivatives.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Allocation — the success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio’s assets are allocated between equity and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in securities of larger companies, which sometimes have more stable prices than smaller companies.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income securities.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Mortgage-Related Securities — the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

U.S. Government Securities — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (“GNMA”). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

High-Yield, Lower-Grade Debt Securities — when the Portfolio invests in debt securities rated below investment grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Portfolio to sell them quickly at an acceptable price. These risks can reduce the Portfolio’s share price and the income it earns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

4	ING VP Balanced Portfolio

ING VP BALANCED PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of three broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2004-2006) and Class I shares (1997-2003) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:      quarter         :         %

Worst:      quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of three broad measures of market performance — the S&P 500® Index, the Lehman Brothers Aggregate Bond Index (“LBAB Index”) and a composite index reflecting the combined performance of the S&P 500® Index and the LBAB Index (“Composite Index”). Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)		10 Years
Class S Return %			(1)	N/A
S&P 500® Index (reflects no deductions for fees or expenses)(3)%			(4)	N/A
LBAB Index (reflects no deductions for fees or expenses)(5)%			(4)	N/A
Composite Index (reflects no deductions for fees or expenses)(6)%			(4)	N/A
Class I Return (adjusted)%
S&P 500® Index (reflects no deductions for fees or expenses)(3)%
LBAB Index (reflects no deductions for fees or expenses)(5)%
Composite Index (reflects no deductions for fees or expenses)(6)%

(1)	Class S shares commenced operations on May 29, 2003. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(4)	The index returns for Class S shares are for the period beginning June 1, 2003.
(5)	The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.
(6)	The Composite Index consists of 60% of securities included in the S&P 500® Index and 40% of securities included in the LBAB Index.

If you have any questions, please call 1-800-992-0180.

ING VP Balanced Portfolio	5

ING VP GROWTH AND INCOME PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

The Sub-Adviser utilizes a multi-manager approach for portfolio construction. Both the senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for a dedicated portion of the overall portfolio. The senior portfolio managers are responsible for the overall allocation of assets for the portfolio, including management of the portfolio’s overall risk profile.

In managing the Portfolio, the Sub-Adviser:

•	Emphasizes stocks of larger companies.
•	Looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions.
•

Utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may invest in derivative instruments including but not limited to put and call options. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than small companies. However, the Portfolio may also invest in mid-sized companies which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends — although the Sub-Adviser emphasizes large-capitalization securities, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large-capitalization securities are in favor.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments.

Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

6	ING VP Growth and Income Portfolio

ING VP GROWTH AND INCOME PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2004-2006) and Class I shares (1997-2003) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year by Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:        quarter         :         %

Worst:        quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of a broad measure of market performance — the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”). Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)		10 Years
Class S Return %			(1)	N/A
S&P 500® Index (reflects no deduction for fees or expenses)(3)%			(4)	N/A
Class I Return (adjusted)%
S&P 500® Index (reflects no deduction for fees or expenses)(3)%

(1)	Class S shares commenced operations on June 11, 2003. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(4)	The index return for Class S shares is for the period beginning June 1, 2003.

If you have any questions, please call 1-800-992-0180.

ING VP Growth and Income Portfolio	7

ING VP GROWTH PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in common stocks and securities convertible into common stock of large U.S. companies. The Sub-Adviser defines large companies as companies that have a market capitalization of at least $4 billion at the time of purchase. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions.

In managing the Portfolio, the Sub-Adviser:

•	Emphasizes stocks of larger companies, although the Portfolio may invest in companies of any size.

•	Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in business momentum but whose perceived value is not reflected in the stock price.

•	Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

The Portfolio may invest in derivative instruments and foreign securities. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money

on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than small companies. However, the Portfolio may also invest in small- and mid-sized companies which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Growth Investing — growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

8	ING VP Growth Portfolio

ING VP GROWTH PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2002-2006) and Class I shares (1997-2001) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of a broad measure of market performance — the Russell 1000® Growth Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)		10 Years (or Life of Class)
Class S Return %			(1)	N/A
Russell 1000® Growth Index (reflects no deduction for fees or expenses)(3)%			(4)	N/A
Class I Return (adjusted)%
Russell 1000® Growth Index (reflects no deductions for fees or expenses)(3)%

(1)	Class S shares commenced operations on November 1, 2001. Class I shares commenced operations on December 13, 1996. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The Russell 1000® Growth Index measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.
(4)	The index return for Class S shares is for the period beginning November 1, 2001.
(5)	The index return for Class I shares is for the period beginning December 1, 1996.

If you have any questions, please call 1-800-992-0180.

ING VP Growth Portfolio	9

ING VP SMALL COMPANY PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its assets in common stocks of small-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Sub-Adviser defines small-capitalization companies as

companies that are included in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”) or the Russell 2000® Index at the time of purchase, or if not included in either Index, have market capitalizations of between $     million and $     billion. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 and Russell 2000® Indices change. As of December 31, 2006, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $     million and the largest company had a market capitalization of $     billion. As of December 31, 2006, the smallest company in the Russell 2000® Index had a market capitalization of $     million and the largest company had a market capitalization of $      billion.

In managing the Portfolio, the Sub-Adviser:

•	Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.
•

Uses internally developed quantitative computer models to evaluate financial and fundamental characteristics (for example, changes in earnings, return on equity and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

•	Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long- term sustainable growth and the quality of its management.
•	May invest, to a limited extent, in foreign stocks.

The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends — from time to time, the stock market may not favor the mix of growth- oriented and value-oriented securities in which the Portfolio invests. Rather, the market could favor more speculative growth- oriented securities or more value-

oriented securities or may not favor equities at all.

Small-Sized Companies — stocks of smaller companies carry higher risks than stocks of larger companies.

•	Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.
•

In many instances, the frequency and volume of trading in small-capitalization stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

•

When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

•	Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

Foreign Investing — foreign investments may be riskier than

U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

10	ING VP Small Company Portfolio

ING VP SMALL COMPANY PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2002-2006) and Class I shares (1997-2001) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of a broad measure of market performance — the Russell 2000® Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)		10 Years (or Life of Class)
Class S Return %			(1)	N/A
Russell 2000® Index (reflects no deduction for fees or expenses)(3)%			(4)	N/A
Class I Return (adjusted)%
Russell 2000® Index (reflects no deduction for fees or expenses)(3)%					(5)
(1)	Class S shares commenced operations on November 1, 2001. Class I shares commenced operations on December 27, 1996. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The Russell 2000® Index is an unmanaged index that measures the performance of securities of small companies.
(4)	The index return for Class S shares is for the period beginning November 1, 2001.
(5)	The index return for Class I shares is for the period beginning January 1, 1997.

If you have any questions, please call 1-800-992-0180.

ING VP Small Company Portfolio	11

ING VP INDEX PLUS LARGECAP PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”), while maintaining a market level of risk.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of large-capitalization companies included in the S&P 500® Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The S&P 500® Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor’s Corporation. The Sub-Adviser defines large-capitalization companies as companies that are included in the S&P 500® Index at the time of purchase and which have a market capitalization of at least $3 billion. The minimum market capitalization level is reset periodically and will change with market conditions as the market capitalization range of the companies in the S&P 500® Index changes. As of December 31, 2006, the smallest company in the S&P 500® Index had a market capitalization of $         million, the largest company had a market capitalization of $         billion and the average capitalization of all companies in the S&P 500® Index was $       billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the S&P 500® Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the S&P 500® Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500® Index are generally invested in proportion to their representations in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all the stocks in the S&P 500® Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500®

Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500® Index.

The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in securities of larger companies, which sometimes have more stable prices than smaller companies.

Manager — the success of the Portfolio’s strategy depends significantly on the Sub-Adviser’s skill in determining which securities to overweight, underweight or avoid altogether.

Derivatives — derivatives are subject to the risk of changes in the market price of the

underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

12	ING VP Index Plus LargeCap Portfolio

ING VP INDEX PLUS LARGECAP PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2002-2006) and Class I shares (1997-2001) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of a broad measure of market performance — the S&P 500® Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)		10 Years (or Life of Class)
Class S Return %			(1)	N/A
S&P 500® Index (reflects no deduction for fees or expenses)(3)%			(4)	N/A
Class I Return (adjusted)%
S&P 500® Index (reflects no deduction for fees or expenses)(3)%					(5)

(1)	Class S shares commenced operations on July 16, 2001. Class I shares commenced operations on September 16, 1996. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(4)	The index return for Class S shares is for the period beginning August 1, 2001.
(5)	The index return for Class I shares is for the period beginning October 1, 1996.

If you have any questions, please call 1-800-992-0180.

ING VP Index Plus LargeCap Portfolio	13

ING VP INDEX PLUS MIDCAP PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”), while maintaining a market level of risk.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of mid- capitalization companies included in the S&P MidCap 400 Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The S&P MidCap 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor’s Corporation. The Sub-Adviser defines mid-capitalization companies as companies that are included in the S&P MidCap 400 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P MidCap 400 Index changes. As of December 31, 2006, the smallest company in the S&P MidCap 400 Index had a market capitalization of $         million and the largest company had a market capitalization of $         billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the

S&P MidCap 400 Index that the Sub-Adviser believes will

outperform the index, and

underweighting (or avoiding

altogether) those stocks in the S&P MidCap 400 Index that the

Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P MidCap 400 Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P MidCap 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P

MidCap 400 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P MidCap 400 Index.

The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial

condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Mid-Sized Companies — stocks of mid-sized companies may be more susceptible to greater price volatility than those of larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.

Manager — the success of the Portfolio’s strategy depends significantly on the Sub-Adviser’s skill in determining which securities to overweight, underweight or avoid altogether.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment

companies, you may pay a proportionate share of the

expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

14	ING VP Index Plus MidCap Portfolio

ING VP INDEX PLUS MIDCAP PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2002-2006) and Class I shares (1998-2001) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of a broad measure of market performance — the S&P MidCap 400 Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)		10 Years (or Life of Class)
Class S Return %			(1)	N/A
S&P MidCap 400 Index (reflects no deduction for fees or expenses)(3)%			(4)	N/A
Class I Return (adjusted)%					(1)
S&P MidCap 400 Index (reflects no deduction for fees or expenses)(3)%					(5)
(1)	Class S shares commenced operations on July 16, 2001. Class I shares commenced operations on December 16, 1997. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(4)	The index return for Class S shares is for the period beginning August 1, 2001.
(5)	The index return for Class I shares is for the period beginning January 1, 1998.

If you have any questions, please call 1-800-992-0180.

ING VP Index Plus MidCap Portfolio	15

ING VP INDEX PLUS SMALLCAP PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”), while maintaining a market level of risk.

PRINCIPAL

INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the S&P SmallCap 600 Index. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The S&P SmallCap 600 Index is a stock policy market index

comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor’s Corporation. The Sub-Adviser defines small-capitalization companies as companies that are included in the S&P SmallCap 600 Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the S&P SmallCap 600 Index changes. As of December 31, 2006, the smallest company in the S&P SmallCap 600 Index had a market capitalization of $     million and the largest company had a market capitalization of $     billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio’s objective by overweighting those stocks in the S&P SmallCap 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the S&P SmallCap 600 Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the S&P SmallCap 600 Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P SmallCap 600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P SmallCap 600

Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P SmallCap 600 Index.

The Portfolio may invest in derivative instruments. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long- term growth than most debt securities, they generally have higher volatility.

Small-Sized Companies — stocks of smaller companies carry higher risks than stocks of larger companies.

•	Smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.
•

In many instances, the frequency and volume of trading in small-capitalization stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

•

When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.
•	Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

Manager — the success of the Portfolio’s strategy depends significantly on the Sub-Adviser’s skill in determining which securities to overweight, underweight or avoid altogether.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

16	ING VP Index Plus SmallCap Portfolio

ING VP INDEX PLUS SMALLCAP PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2002-2006) and Class I shares (1998-2001) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of a broad measure of market performance — the S&P SmallCap 600 Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)		10 Years (or Life of Class)
Class S Return %			(1)	N/A
S&P 600 SmallCap Index (reflects no deduction for fees or expenses)(3)%			(4)	N/A
Class I Return (adjusted)%					(1)
S&P 600 SmallCap Index (reflects no deduction for fees or expenses)(3)%					(5)

(1)	Class S shares commenced operations on July 16, 2001. Class I shares commenced operations on December 19, 1997. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with an average market value of approximately $630 million.
(4)	The index return for Class S shares is for the period beginning August 1, 2001.
(5)	The index return for Class I shares is for the period beginning January 1, 1998.

If you have any questions, please call 1-800-992-0180.

ING VP Index Plus SmallCap Portfolio	17

ING VP VALUE OPPORTUNITY PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks.

In managing the Portfolio, the Sub-Adviser may invest in companies of any size, although it tends to invest a majority of its assets in companies with a market capitalization greater

than $1 billion at the time of purchase. The Sub-Adviser focuses on investing in securities of large companies, which are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest companies as measured by equity market capitalization. The market capitalization of large companies will change with market conditions. The equity securities in which the Portfolio may invest include common stocks and American Depositary Receipts (“ADRs”).

Within this universe, the Sub-Adviser uses a disciplined value approach to select investments that the Sub- Adviser considers to be undervalued compared to the overall stock market and whose stock price does not adequately reflect its favorable fundamental characteristics, including a strong financial position, experienced management team, and a leading or growing competitive market position. The Sub-Adviser uses a quantitative screening process and fundamental analysis to determine which undervalued stocks appear to have a catalyst to increase share price. The Sub-Adviser will consider selling a security when company business momentum deteriorates, when price objectives are reached, or when better investment opportunities present themselves.

The Portfolio may invest the remaining 35% of its assets in other types of securities including foreign securities and securities of smaller companies.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in small-and mid-sized companies

which may be more susceptible

to greater price volatility than those of larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.

Value Investing — securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in

currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs are subject to risks of foreign investments, and they may not always track the price of the underlying security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

18	ING VP Value Opportunity Portfolio

ING VP VALUE OPPORTUNITY PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and compare the Portfolio’s performance to the performance of two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2002-2006) and Class I shares (1997-2001) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of two broad measures of market performance — the Russell 1000® Value Index and the Russell 1000® Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)		10 Years (or Life of Class)
Class S Return %			(1)	N/A
Russell 1000 Value® Index (reflects no deductions for fees or expenses)(4)%			(5)	N/A
Russell 1000® Index (reflects no deductions for fees or expenses)(6)%			(5)	N/A
Class I Return (adjusted)%					(1)
Russell 1000 Value® Index (reflects no deductions for fees or expenses)(4)%					(7)
Russell 1000® Index (reflects no deductions for fees or expenses)(6)%					(7)

(1)	Class S shares commenced operations on July 16, 2001. Class I shares commenced operations on December 13, 1996. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	Prior to December 29, 2003, the Portfolio operated under a different investment strategy.
(4)	The Russell 1000 Value® Index is an unmanaged index that measures the performance of those Russell 1000® companies with low price-to-book ratios and low forecasted growth values.
(5)	The index returns for Class S shares are for the period beginning August 1, 2001.
(6)	The Russell 1000® Index is a comprehensive large-capitalization index measuring the performance of the largest 1,000 U.S. incorporated companies.
(7)	The index returns for Class I shares are for the period beginning December 1, 1996.

If you have any questions, please call 1-800-992-0180.

ING VP Value Opportunity Portfolio	19

ING VP INTERMEDIATE BOND PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its assets in a portfolio of bonds,

including, but not limited to, corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade (for example, rated at least BBB– by Standard & Poor’s Rating Group or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Although the Portfolio may invest a portion of its assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below investment grade, the Portfolio will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average portfolio maturity of the Portfolio will generally range between three and ten years.

The Portfolio may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; options and futures contracts involving securities, securities indices and interest rates. The Portfolio may also engage in dollar roll transactions and swap agreements.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide the security selection process.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Debt securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income securities.

Credit — the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Portfolio may be subject to more credit risk than other funds, because it may invest in high-yield debt securities, which are considered predominantly speculative with respect to the issuer’s continuing ability to meet interest and principal payments.

Prepayment — the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest

rates are falling, the Portfolio will be

forced to reinvest this money at lower yields.

Extension — slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security’s life, thereby locking in a below-market interest rate, increasing the security’s duration and reducing the value of the security.

High-Yield, Lower-Grade Debt Securities — When the Portfolio invests in debt securities rated below investment grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Portfolio to sell them quickly at an acceptable price. These risks can reduce the Portfolio’s share price and the income it earns.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political,

social and economic conditions; a lack

of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Mortgage-Related Securities — the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in the time of low or declining interest rates, the price of the mortgage-related security may fall.

U.S. Government Securities — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (“GNMA”). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

20	ING VP Intermediate Bond Portfolio

ING VP INTERMEDIATE BOND PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2003-2006) and Class I shares (1997-2002) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of a broad measure of market performance — the Lehman Brothers Aggregate Bond Index (“LBAB Index”). Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)		10 Years
Class S Return %			(1)	N/A
LBAB Index (reflects no deduction of fees or expenses)(4)%			(5)	N/A
Class I Return (adjusted)%
LBAB Index (reflects no deduction for fees or expenses)(4)%

(1)	Class S shares commenced operations on May 3, 2002. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	Effective August 6, 2004, the Portfolio changed its name from ING VP Bond Portfolio to ING VP Intermediate Bond Portfolio.
(4)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.
(5)	The index return for Class S shares is for the period beginning May 1, 2002.

If you have any questions, please call 1-800-992-0180.

ING VP Intermediate Bond Portfolio	21

ING VP MONEY MARKET PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT OBJECTIVE

The Portfolio seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will operate as a diversified fund and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks. The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the

Investment Company Act of 1940

(“Rule 2a-7”). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations; certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

•	First, a formal list of high-quality issuers is actively maintained;
•

Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund’s Board of Trustees), are selected for investment;

•	Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and
•	Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

RISKS

The Portfolio is subject to the risks associated with investing in debt securities.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit and Interest Rate — money market funds, like the Portfolio, are subject to less credit and interest rate risk than other income funds because they invest in short-term debt securities of the highest quality. Nevertheless, the value of the Portfolio’s investments may fall when interest rates rise and the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Prepayment — the Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Concentration in Financial Services Sector — the risks of concentrating in investments in the financial services sector include, but are not limited to the following: credit risk, interest rate risk and regulatory risk (the impact of state or federal legislation and regulations). In addition, to the extent that the Portfolio concentrates in the banking industry, the risks described above may be greater.

Foreign Investing — Euro- and Yankee-dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

Repurchase Agreements — repurchase agreements involve the purchase by the Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

Mortgage-Related Securities — the prices of mortgage-related securities are sensitive to changes in interest rates and changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, the price of the mortgage-related security may fall.

U.S. Government Securities — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including Government National Mortgage Association (“GNMA”). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including Federal Financing Bank, the Home Loan Banks and the U.S. Postal Services. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. These include Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation and the Federal Farm Credit Banks, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

22	ING VP Money Market Portfolio

ING VP MONEY MARKET PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because Class S shares had not commenced operations as of December 31, 2006, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides an indication of the risk of investing in the Portfolio by showing how the Portfolio’s Class I shares’ average annual total returns for different calendar periods compared to the returns of the iMoneyNet First Tier Retail Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I Return (adjusted)%
iMoneyNet First Tier Retail Index(3)%

(1)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. This index is intended to be the comparative index for the Portfolio.

To obtain current yield information, please contact 1-800-992-0180.

If you have any questions, please call 1-800-992-0180.

ING VP Money Market Portfolio	23

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser BlackRock Advisors, LLC

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities issued by science and technology companies in all market capitalization ranges. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Portfolio invests primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. The Sub-Adviser considers science and technology companies to be companies defined as such by the Standard Industrial Classifications (“SIC”) Codes. The Portfolio may, from time to time, invest more than 25% of its net assets in securities whose issuers are located in a single foreign country. The Portfolio may invest up to 25% of its net assets in stocks of issuers in countries with emerging securities markets.

The Portfolio primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stocks, initial public offerings (“IPOs”) and Rule 144A Securities. The Sub-Adviser will invest in U.S. and non-U.S. companies (including companies located in countries with emerging securities markets) that are expected to offer the best opportunities for growth and high investment returns. The Sub-Adviser uses a multi-factor screen to identify stocks that have above-average return potential. The factors and the weight assigned to a factor will change depending on market conditions. The most influential

factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

The Sub-Adviser, in an attempt to reduce portfolio risk, will diversify by investing in a number of different countries, including the U.S. Some of the industries that are likely to be represented in the Portfolio’s portfolio holdings include: Application Software, IT Consulting & Services, Internet Software and Services, Networking Equipment, Telecom Equipment, Computer Hardware, Computer Storage & Peripherals, Electronic Equipment and Instruments, Semiconductor Equipment, Semiconductors, Aerospace & Defense, Electrical Components & Equipment, Biotechnology, Pharmaceuticals, Healthcare Equipment & Supplies, Healthcare Distribution & Services, Healthcare Facilities, Industrial Gases, Specialty Chemicals, Advanced Materials, Integrated Telecom Services, Alternative Carriers and

Wireless Telecommunication Services.

The Portfolio generally will sell a stock when, in the Sub-Adviser’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The Sub-Adviser uses a broad set of technical tools to enhance the timing of purchase or sell decisions.

The Portfolio may invest excess cash in short-term U.S. government securities and other high-quality debt securities for temporary and defensive purposes. However, when the Fund is engaged in the temporary defensive position, it may not achieve its investment objective.

The Portfolio may invest in derivative instruments, including foreign currency contracts.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Securities of larger companies sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small-and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends — from time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities, or may not favor equities at all.

Science and Technology — the Portfolio’s focus on stocks in the science and technology sectors makes it more susceptible to factors affecting those sectors and more volatile than funds that invest in many different sectors. Therefore, a downturn in the science and/or technology sectors could hurt the Portfolio’s performance to a greater extent than a fund that invests in many sectors.

In addition, investing in science and technology companies exposes the Portfolio to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Portfolio’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets. If the Portfolio invests more than 25% of its assets in securities whose issuers are located in a single foreign country, the Portfolio would be more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Initial Public Offerings (“IPOs”) — IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, stocks of some newly-public companies may decline shortly after the initial public offerings. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Rule 144A Securities — Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio considers Rule 144A securities to be “liquid” although the market for such securities typically is less active than public securities markets and may lead to less ability to sell those securities.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

24	ING VP Global Science and Technology Portfolio

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risk of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2002 and 2006) and Class I shares (2001 and 2003-2005) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of two broad measures of market performance — the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the NYSE Arca Tech 100 IndexSM. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return %
S&P 500® Index (reflects no deductions for fees or expenses)(4)%
NYSE Arca Tech 100 IndexSM (reflects no deductions for fees or expenses)(6)%
Class I Return (adjusted)%				(1)
S&P 500® Index (reflects no deductions for fees or expenses)(6)%				(5)
NYSE Arca Tech 100 IndexSM (reflects no deductions for fees or expenses)(6)%				(5)

(1)	All Class S shares were redeemed in December 2003. Class S shares again commenced operations on July 20, 2005. Class I shares commenced operations on May 1, 2000. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Formerly, ING Investment Management Co. served as the investment adviser. Effective September 30, 2006, BlackRock Advisors, LLC began serving as the sub-adviser to the Portfolio. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on September 29, 2006 BlackRock Advisor, Inc. reorganized into BlackRock Advisors, LLC. Prior to January 2, 2004, BlackRock Advisors, Inc. served as the sub-adviser to the
Portfolio. Prior to January 1, 2004, AIC Asset Management, LLC served as sub-adviser to the Portfolio.
(3)	Effective February 17, 2004 the Portfolio changed its name from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio. Prior to February 17, 2004, the Portfolio operated under a different investment strategy.
(4)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(5)	The index returns for Class I shares are for the period beginning May 1, 2000.
(6)

The NYSE Arca Tech 100 IndexSM is a multi-industry technology index measuring the performance of companies using technology innovation across a broad spectrum of industries. It is comprised of 100 listed and over-the-counter stocks from 14 different sub-sectors including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

If you have any questions, please call 1-800-992-0180.

ING VP Global Science and Technology Portfolio	25

ING VP INTERNATIONAL EQUITY PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market

conditions, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

At least 65% of the Portfolio’s assets will normally be invested in securities of companies of any size, principally traded in a number of different countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing the Portfolio, the Sub-Adviser looks to:

•	Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.
•	Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for appreciation.
•	Invest primarily in established foreign securities markets, although it may invest in countries with emerging securities markets as well.
•

Use internally developed quantitative computer models to evaluate the financial characteristics of over 1,000 companies. The Sub-Adviser analyzes qualities including cash flows, earnings and dividends, among others, of each company, in an attempt to select companies with long-term sustainable growth characteristics with some perceived value.

The Portfolio may employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.

The Portfolio may invest in derivative instruments.

The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer

financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends — from time to time, the stock market may not favor the mix of growth-oriented and value-oriented securities in which the Portfolio invests. Rather, the market could favor more speculative growth-oriented securities or more value-oriented securities.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated

in foreign currencies. Exchange

rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

26	ING VP International Equity Portfolio

ING VP INTERNATIONAL EQUITY PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of a broad measure of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2002-2006) and Class I shares (1998-2001) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of a broad measure of market performance — the Morgan Stanley Capital International — Europe, Australasia and Far East® Index (“MSCI EAFE® Index”). Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For the periods ended December 31, 2006)

	1 Year	5 Years (or Life of Class)		10 Years (or Life of Class)
Class S Return %			(1)	N/A
MSCI EAFE® Index (reflects no deduction for fees or expenses)(3)%			(4)	N/A
Class I Return (adjusted)%					(1)
MSCI EAFE® Index (reflects no deduction for fees or expenses)(3)%					(5)

(1)	Class S shares commenced operations on November 1, 2001. Class I shares commenced operations on December 22, 1997. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(2)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(3)	The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.
(4)	The index return for Class S shares is for the period beginning November 1, 2001.
(5)	The index return for Class I shares is for the period beginning January 1, 1998.

If you have any questions, please call 1-800-992-0180.

ING VP International Equity Portfolio	27

ING VP STRATEGIC ALLOCATION PORTFOLIOS	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

OBJECTIVES

ING VP Strategic Allocation Conservative Portfolio seeks to provide total return consistent with preservation of capital.

ING VP Strategic Allocation Growth Portfolio seeks to provide capital appreciation.

ING VP Strategic Allocation Moderate Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

ALLOCATION OPTIONS

The ING VP Strategic Allocation Portfolios are asset allocation funds that have been designed for investors with different investment goals:

•	Strategic Allocation Conservative is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance. Under normal circumstances, the Portfolio invests a majority of its assets in income-producing securities, including dividend-paying domestic and international stocks.

•	Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

•

Strategic Allocation Moderate is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

Investors should consult with their investment professional to determine whether an ING VP Strategic Allocation Portfolio is suited to their financial needs, investment time horizon and risk tolerance level.

ALLOCATION STRATEGIES

Under normal market conditions, the Sub-Adviser allocates the assets of each Portfolio, according to its objectives, among several classes of equities, fixed-income securities and money market instruments. The percentage weights of each Portfolio’s assets allocated to each such asset class are described in the chart below. The asset allocation limits apply at the time of purchase of a particular security.

ASSET CLASS
	ING VP Strategic Allocation Conservative Portfolio[1]	ING VP Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio[2]
Equities

Domestic Stocks
Range	0-70%	10-100%	0-75%

International Stocks
Range	0-20%	0-30%	0-20%
Fixed-Income
Range	0-100%	0-40%	0-70%
Money Market Instruments
Range	0-30%	0-30%	0-30%

1 ING VP Strategic Allocation Conservative Portfolio will invest no more than 35% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

2 ING VP Strategic Allocation Moderate Portfolio will invest no more than 60% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

28	ING VP Strategic Allocation Portfolios

ING VP STRATEGIC ALLOCATION PORTFOLIOS

The Sub-Adviser uses a Composite Index as the benchmark index to which it compares the performance of each ING VP Strategic Allocation Portfolio. Each Composite Index is a blended index that is derived from the asset class comparative indices set out in the chart below. The chart shows the weightings for each asset class comparative index represented in each benchmark Composite Index, as a percentage of the Composite Index. Each asset class comparative index that is blended into the benchmark Composite Index is described on page 35 of this Prospectus.

COMPOSITE INDEX
	Russell 3000® Index	Morgan Stanley Capital International Europe, Australasia and Far East® Index	Lehman Brothers Aggregate Bond Index	91-Day U.S. Treasury Bill Rate
Strategic Allocation Conservative Composite	35%	0%	55%	10%

Strategic Allocation Growth Composite	70%	10%	20%	0%
Strategic Allocation Moderate Composite	55%	5%	35%	5%

To remain consistent with each Portfolio’s investment objective and intended level of risk tolerance, the Sub-Adviser has instituted both a benchmark percentage allocation and a Portfolio-level range allocation for each asset class set out above. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Portfolio-level range allows the Sub-Adviser to vary the weightings of each asset class in each Portfolio to take advantage of opportunities as market and economic conditions change.

Each Portfolio’s asset allocation may vary from the benchmark allocation (within the permissible range) based on the Sub-Adviser’s ongoing evaluation of the expected returns and risks of each asset class relative to other classes. The Sub-Adviser may vary each Portfolio’s asset allocation within a given asset class to the full extent of the permissible range. Among the criteria the Sub-Adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers and interest rate movements.

PRINCIPAL INVESTMENT STRATEGIES

Set out below are the strategies employed by the Sub-Adviser in selecting investments for the ING VP Strategic Allocation Portfolios’ equity, fixed-income, and money market securities asset classes. The segment of a Portfolio’s assets that may be invested in each asset class are subject to the allocation ranges set out in the chart above.

EQUITY SECURITIES — DOMESTIC STOCKS

Large-Capitalization Stocks — Each Portfolio may invest a segment of its assets in stocks included in the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”). The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies traded in the U.S. and selected by Standard & Poor’s Corporation. As of December 31, 2006, the market capitalization of the

companies included on the S&P 500® Index was in excess of $         billion. In selecting large-capitalization stocks for each Portfolio, the Sub-Adviser attempts to overweight those stocks in the S&P 500® Index that it believes will outperform the Index, and underweight (or avoid altogether) those stocks that it believes will underperform the Index.

Small-/Mid-Capitalization Stocks — The Portfolios may invest a segment of their assets in small- and mid-capitalization stocks (typically stocks included in the Standard & Poor’s MidCap 400 Composite Stock-Price Index (“S&P MidCap 400 Index”), the Standard & Poor’s SmallCap 600 Composite Stock-Price Index (“S&P SmallCap 600 Index”), and the Russell 2500® Index. The S&P MidCap 400 Index and the S&P SmallCap 600 Index measure the performance of the 400 mid-capitalization companies and the 600 small-capitalization companies, respectively, traded in the U.S. as selected by Standard & Poor’s Corporation. The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. The market capitalization range of each Index is reset monthly and will change with market conditions as the range of the companies in each Index changes. As of December 31, 2006, the market capitalization of the smallest company in the S&P MidCap 400 Index was $         million and the largest company had a market capitalization of $         billion. As of December 31, 2006, the market capitalization of the smallest company in the S&P SmallCap 600 Index was $     million and the largest company had a market capitalization of $       billion. As of December 31, 2006, the market capitalization of the smallest company in the Russell 2500® Index was $     million and the largest company had a market capitalization of $       billion.

To evaluate which large-, mid- and small-capitalization stocks in which to invest, the Sub-Adviser uses various methods, including, but not limited to internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each portfolio company and its potential for strong, sustained earnings growth.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Portfolios	29

ING VP STRATEGIC ALLOCATION PORTFOLIOS

EQUITY SECURITIES — INTERNATIONAL STOCKS

The Sub-Adviser may invest a segment of each Portfolio’s assets in international stocks. These securities may include common stocks as well as securities convertible into common stocks.

FIXED-INCOME SECURITIES

The Sub-Adviser will invest the segment of each Portfolio’s assets allocated to fixed-income securities in a diversified portfolio of domestic and foreign fixed-income securities, including, but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated at least BBB– by Standard & Poor’s or Baa3 by Moody’s or have an equivalent rating from another nationally recognized statistical rating organization, or, if unrated, are of comparable quality. Each Portfolio may also invest in international fixed-income securities and may invest up to 15% of the value of its total assets in high-yield (high risk) debt securities, commonly referred to as “junk bonds,” rated below investment grade. The dollar-weighted average maturity of the fixed-income segment of the Portfolio’s portfolio will generally range between three and ten years.

MONEY MARKET INSTRUMENTS; OTHER INVESTMENTS

Money Market Instruments — Each Portfolio may invest in high quality money market instruments that the Sub-Adviser believes are appropriate in light of the Portfolio’s investment objective. Such instruments may include high quality fixed-income securities denominated in U.S. dollars, with short remaining maturities, repurchase agreements, U.S. government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality.

Other Investments — Each Portfolio may, consistent with its investment objective and allocation strategy, invest in convertible securities, securities of foreign governments and supranational organizations, and municipal bonds, may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Portfolios may use options and futures contracts involving securities, securities indices and interest rates. Each Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Each Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolios. The Portfolios may be affected by the following risks, among others:

The success of each Portfolio’s strategy depends significantly on the Sub-Adviser’s skill in choosing investments and in allocating assets among the different investment classes.

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Portfolio will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Portfolio are those generally attributable to stock and bond investing.

Allocation — the success of each Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equities and debt and in choosing investments within these categories. Because each Portfolio’s assets are allocated between equities, fixed-income securities and money market instruments, a Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. In addition, each asset type has risks that are somewhat unique and the performance of each Portfolio will vary to a greater or lesser extent depending on the size of the allocation.

Price Volatility — the value of each Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Each Portfolio invests in securities of larger companies, which sometimes have more stable prices than small companies. However, each Portfolio may also invest in small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Interest Rate — fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt.

Credit — each Portfolio could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. Each Portfolio may be subject to more credit risk than other funds because they may

30	ING VP Strategic Allocation Portfolios

ING VP STRATEGIC ALLOCATION PORTFOLIOS

invest in high-yield debt securities, which are considered predominantly speculative with respect to the issuer’s continuing ability to meet interest and principal payments.

Mortgage-Related Securities — the prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

High-Yield, Lower-Grade Debt Securities — When a Portfolio invests in debt securities rated below investment grade, its credit risk is greater than that of funds that buy only investment-grade debt securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for a Portfolio to sell them quickly at an acceptable price. These risks can reduce a Portfolio’s share price and the income it earns.

Repurchase Agreements — repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines the Portfolio may incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates,

usually making them more volatile than convertible securities with shorter maturities. The Portfolios could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of a Portfolio and may reduce its returns.

U.S. Government Securities — some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (“GNMA”). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolios may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolios.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to a Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in a Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the “More Information About Risks” section.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Portfolios	31

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2006) and Class I shares (1997-2005) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)(3)(4)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I share’s performance to that of two broad measures of market performance — the Lehman Brothers Aggregate Bond Index (“LBAB Index”) and the Strategic Allocation Conservative Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)(4)(5)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return %
LBAB Index (reflects no deduction for fees or expenses)(6)%
Strategic Allocation Conservative Composite Index (reflects no deduction for fee or expenses)(7)%
Class I Return (adjusted)%
LBAB Index (reflects no deduction for fees or expenses)(6)%
Strategic Allocation Conservative Composite Index (reflects no deduction for fees or expenses)(7)%

(1)	Class S shares commenced operations on August 5, 2005.
(2)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(3)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(4)	Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.
(5)	Effective April 28, 2006, the Portfolio changed its name from ING Strategic Allocation Income Portfolio to ING VP Strategic Allocation Conservative Portfolio.
(6)	The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.
(7)	The Strategic Allocation Conservative Composite Index is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large-capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 15% in large-capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-capitalization stocks, small-/mid-capitalization stocks, and real estate stocks, and the category of international bonds was removed.

32	ING VP Strategic Allocation Conservative Portfolio

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2006) Class I shares (1997-2005) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)(3)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter         :         %

Worst:          quarter         :         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of two broad measures of market performance — the Russell 3000® Index and the Strategic Allocation Growth Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return %
Russell 3000® Index (reflects no deduction for fees or expenses)(5)%
Strategic Allocation Growth Composite Index (reflects no deduction for fees or expenses)(6)%
Class I Return %
Russell 3000® Index (reflects no deduction for fees or expenses)(5)%
Strategic Allocation Growth Composite Index (reflects no deduction for fees or expenses)(6)%

(1)	Class S shares commenced operations on August 5, 2005.
(2)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(3)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(4)	Effective October 1, 2002, the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio.
(5)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(6)	The Strategic Allocation Growth Composite Index is comprised of the asset class indices that correspond to the particular asset classes in which the

Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 20% in large-capitalization stocks, 20% for small-/mid-capitalization stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 35% in large-capitalization stocks, 20% in small-/mid-capitalization stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-capitalization stocks, small-/mid-capitalization stocks, and real estate stocks, and the category of international bonds was removed.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Growth Portfolio	33

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio’s investment performance. The bar chart and table below show the changes in the Portfolio’s performance from year to year, and the table compares the Portfolio’s performance to the performance of two broad measures of market performance for the same period. The Portfolio’s past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares (2006) Class I shares (1997-2005) from year to year. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)(3)(4)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best:          quarter:         %

Worst:          quarter:         %

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class S and Class I shares’ performance to that of two broad measures of market performance — the Russell 3000® Index and the Strategic Allocation Moderate Composite Index. Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)(2)(3)(4)

(For the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class S Return %
Russell 3000® Index (reflects no deduction for fees or expenses)(6)%
Strategic Allocation Moderate Composite Index (reflects no deduction for fees or expenses)(7)%
Class I Return (adjusted)%
Russell 3000® Index (reflects no deduction for fees or expenses)(6)%
Strategic Allocation Moderate Composite Index (reflects no deduction for fees or expenses)(7)%
(1)	Class S shares commenced operations on June 7, 2005.
(2)	Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.
(3)	Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(4)	Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.
(5)	Effective April 28, 2006, the Portfolio changed its name from ING VP Strategic Allocation Balanced Portfolio to ING VP Strategic Allocation Moderate Portfolio.
(6)	The Russell 3000® Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.
(7)	The Strategic Allocation Moderate Composite Index is comprised of the asset class indices that correspond to the particular asset classes in which the

Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 15% in large-capitalization stocks, 15% for small-/mid-capitalization stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 25% in large-capitalization stocks, 15% in small-/mid-capitalization stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large-capitalization stocks, small-/mid-capitalization stocks, and real estate stocks, and the category of international bonds was removed.

34	ING VP Strategic Allocation Moderate Portfolio

BENCHMARK INDICES FOR VP STRATEGIC ALLOCATION PORTFOLIOS

ASSET CLASS	ASSET CLASS COMPARATIVE INDICES

Domestic Stocks	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
International Stocks	The Morgan Stanley Capital International — Europe, Australasia and Far East® Index (“MSCI EAFE® Index”) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australasia and the Far East.

U.S. Dollar Bonds	The Lehman Brothers Aggregate Bond Index (“LBAB Index”) is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.
Cash Equivalents	Three-month Treasury bills are government-backed short-term investments considered to be relatively risk-free, and equivalent to cash because their maturity is only three months.

If you have any questions, please call 1-800-992-0180.

Benchmark Indices	35

WHAT YOU PAY TO INVEST

The table that follows shows the estimated operating expenses paid each year by Class S shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2006. Actual expenses paid by the Portfolios may vary from year to year.
Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The

Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that we purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not applicable.

Operating Expenses Paid Each Year by the Portfolios(1)

(as a % of average net assets)

Portfolio		Management Fees	Distribution (12b-1) Fees	Other Expenses(2)	Total Portfolio Operating Expenses	Waivers, Reimbursements and Recoupment		Net Portfolio Operating Expenses

ING VP Balanced	%	0.50	0.25
ING VP Growth and Income	%	0.50	0.25
ING VP Growth	%	0.60	0.25
ING VP Small Company	%	0.75	0.25
ING VP Index Plus LargeCap	%	0.35	0.25
ING VP Index Plus MidCap	%	0.40	0.25
ING VP Index Plus SmallCap	%	0.40	0.25
ING VP Value Opportunity	%	0.60	0.25
ING VP Intermediate Bond	%	0.40	0.25
ING VP Money Market	%	0.25	0.25
ING VP Global Science and Technology	%	0.95	0.25
ING VP International Equity	%	0.85	0.25				(3)
ING VP Strategic Allocation Conservative	%	0.60	0.25				(3)
ING VP Strategic Allocation Growth	%	0.60	0.25
ING VP Strategic Allocation Moderate	%	0.60	0.25				(3)
(1)	This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of ING VP Money Market Portfolio, these estimated expenses are based on each Portfolio’s actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed. Because Class S shares for ING VP Money Market Portfolio had not commenced operations as of
December 31, 2006, Other Expenses is the amount of Other Expenses incurred by Class I shareholders for the year ended December 31, 2006.
(2)	ING Funds Services, LLC receives an annual administration fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% of daily net assets thereafter of each Portfolio.
(3)	ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio (except ING VP Balanced Portfolio, ING VP Growth and Income Portfolio, ING VP Intermediate Bond
Portfolio and ING VP Money Market Portfolio) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading “Waivers, Reimbursements and Recoupments.” The expense limit for each portfolio is shown as Net Portfolio Operating Expenses. For each applicable

Portfolio, the expense limits will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of an investment management agreement. In addition, the expense limitation agreement may be terminated by the Company/Trust upon at least 90 days’ prior written notice to ING Investments, LLC.

36	What You Pay to Invest

WHAT YOU PAY TO INVEST

Example
The Example that follows is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invested $10,000, that you reinvested all your dividends, that the Portfolio earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.

Portfolio		1 Year	3 Years	5 Years	10 Years

ING VP Balanced	$
ING VP Growth and Income	$
ING VP Growth	$
ING VP Small Company	$
ING VP Index Plus LargeCap	$
ING VP Index Plus MidCap	$
ING VP Index Plus SmallCap	$
ING VP Value Opportunity	$
ING VP Intermediate Bond	$
ING VP Money Market	$
ING VP Global Science and Technology	$
ING VP International Equity(1)	$
ING VP Strategic Allocation Conservative(1)	$
ING VP Strategic Allocation Growth	$
ING VP Strategic Allocation Moderate(1)	$

(1)	The Example reflects the contractual expense limitations/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	37

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolios are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolios according to the investment options you’ve chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolios assume no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, (“ING Funds Distributor” or “Distributor”) the distributor for the Portfolios, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolios serve as investment options and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Portfolios’ Board of Directors/Trustees (“Board”) directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, a pension plan, investment company or other permitted investor, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that a Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that a Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary’s customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current net asset value (“NAV”), causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an

38	Information for Investors

INFORMATION FOR INVESTORS

opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Classes of Shares

Certain Portfolios also offer Adviser Class (“ADV Class”) shares and Class I shares. ADV Class and Class I shares are not offered in this Prospectus.

Service Fees

The Company/Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (“1940 Act”), (“Distribution Plan”) for the Class S shares of each Portfolio. Under the Distribution Plan, the Distributor, the Portfolios’ principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the Class S shares of each Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios’ Distribution Plan, the Portfolios’ Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios’ Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep N.V. (“ING Groep”) (NYSE: ING) uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market

If you have any questions, please call 1-800-992-0180.

Information for Investors	39

INFORMATION FOR INVESTORS

Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio’s NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio’s shares.

When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security trust is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•

Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;

•	Securities whose trading has been halted or suspended;

•	Fixed-income securities that have gone into default for which there are no current market value quotations; and

•	Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios’ Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by a Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company’s Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1.) Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios’ website is located at www.ingfunds.com.

40	Information for Investors

ADVISER AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIOS

ADVISER

ING Investments, LLC (“ING Investments” or “Adviser”), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April of 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2006, ING Investments managed approximately $     billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fees paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees
ING VP Balanced	0.50%
ING VP Growth and Income	0.50
ING VP Growth	0.60
ING VP Small Company	0.75
ING VP Index Plus LargeCap	0.35
ING VP Index Plus MidCap	0.40
ING VP Index Plus SmallCap	0.40
ING VP Value Opportunity	0.60
ING VP Intermediate Bond	0.40
ING VP Money Market	0.25
ING VP Global Science and Technology	0.95
ING VP International Equity	0.85
ING VP Strategic Allocation Conservative	0.60
ING VP Strategic Allocation Growth	0.60
ING VP Strategic Allocation Moderate	0.60

For information regarding the basis for the Board’s approval of the following investment advisory and investment sub-advisory relationships, please refer to the Portfolios’ annual shareholder report dated December 31, 2006.

SUB-ADVISERS

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Portfolio. Each sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

ING Investments acts as a “manager-of-managers” for ING VP Global Science and Technology Portfolio. ING Investments delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to ING Investment’s oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Portfolio’s Board. The Portfolio and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolio’s Board, to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders. The Portfolio will notify shareholders of any change in the identity of a sub-adviser of the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

ING VP Balanced Portfolio, ING VP Growth and Income Portfolio, ING VP Growth Portfolio, ING VP Small Company Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Value Opportunity Portfolio, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP International Equity Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio

ING Investment Management Co.

ING Investment Management Co., (“ING IM” or “Sub-Adviser”), a Connecticut corporation, serves as sub-adviser to each Portfolio (other than ING VP Global Science and Technology Portfolio). ING IM is responsible for managing the assets of the Portfolios in accordance with each Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.

If you have any questions, please call 1-800-992-0180.

Management of the Portfolios	41

MANAGEMENT OF THE PORTFOLIOS	ADVISER AND SUB-ADVISERS

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep, and is an affiliate of ING Investments. ING IM has acted as Adviser or Sub-Adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2006, ING IM managed approximately $         billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

Prior to March 31, 2002, ING IM served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.

ING VP Balanced Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Balanced Portfolio:

The equity portion of the Portfolio has been managed by Omar Aguilar, Ph.D. since December 2005. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers’ quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

Mary Ann Fernandez, Portfolio Manager, has managed the overall asset allocation of the Portfolio since 2005. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds, she is also involved in the management and marketing of certain equity strategies managed by ING IM.

The fixed-income portion of the Portfolio has been managed by James B. Kauffmann since 2002. Mr. Kauffmann joined ING Groep in 1996 and has over 20 years of investment experience. Prior to joining ING Groep, he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked as an analyst with a venture capital fund.

ING VP Growth and Income Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Growth and Income Portfolio:

Christopher Corapi, Portfolio Manager and Director of Fundamental Equity Research, ING IM, has co-managed the Portfolio since 2004. Mr. Corapi joined ING IM in February 2004 and has over 22 years of investment experience. Prior to joining ING IM, Mr. Corapi served as the Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and the Head of Emerging

Markets Research at JP Morgan Investment Management beginning in 1998.

Scott Lewis, Portfolio Manager, has co-managed the Portfolio since December of 2004. Mr. Lewis joined ING IM in May 2004 and has over 24 years of investment experience. Mr. Lewis joined ING IM from Credit Suisse Asset Management (“CSAM”), where he worked for 18 years both with CSAM and its predecessor Warburg Pincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S. equity research.

ING VP Growth Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Growth Portfolio:

Jeff Bianchi, Portfolio Manager, has co-managed the Portfolio since December 2006. Mr. Bianchi joined ING IM in 1994 and has over 10 years of investment management experience. Before assuming his current responsibilities, Mr. Bianchi provided quantitative analysis for ING IM’s small-capitalization equity strategies.

Richard Welsh, Portfolio Manager, has co-managed the Portfolio since 2004. Mr. Welsh joined ING in 2004 and has 17 years of investment management experience. Mr. Welsh joined ING from Columbus Circle Investors where he was senior investment analyst of their large-capitalization core and large-capitalization growth disciplines. Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds and American Century Investments.

ING VP Small Company Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Small Company Portfolio:

Joseph Basset, CFA, Portfolio Manager, has co-managed the Portfolio since May 2006. He joined ING IM in June 2005. He has 11 years of investment management experience and 8 years teaching economics and finance at the university level. Prior to joining ING IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology, and communication equipment companies and co-managed the One Group Technology Fund.

Steve Salopek, Portfolio Manager, has co-managed the Portfolio since July 2005. Prior to joining ING IM in June 2005, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small-capitalization growth assets.

ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap Portfolios

The following individuals share responsibility for the day-to-day management of ING VP Index Plus Portfolio:

42	Management of the Portfolios

ADVISOR AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIOS

Omar Aguilar, Ph.D. has co-managed ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio and ING Index Plus SmallCap Portfolio since December 2005. He has been with ING IM since July 2004 and is Head of Quantitative Equity Research. Dr. Aguilar previously served as head of Lehman Brothers’ quantitative research for its alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

Vincent Costa, Portfolio Manager, has co-managed ING Index Plus LargeCap Portfolio, ING Index Plus MidCap Portfolio and ING Index Plus SmallCap Portfolio since May 2006. He joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm’s Quantitative Investment strategies. He has 21 years of investment experience.

ING VP Value Opportunity Portfolio

The following individuals are responsible for the day-to-day management of ING VP Value Opportunity Portfolio:

Michael Leskinen, CFA, Assistant Portfolio Manager, has been assisting with the management of the Portfolio since May 2006. He joined ING IM as a Research Analyst covering the financial services sector in December 2001, coming from Federated Investors where he had worked for one year. In his role, he provides investment research and stock recommendations to various large cap equity strategies. Previously, Mr. Leskinen worked at Citigroup and Bank One.

Scott Lewis, Portfolio Manager, has managed the Portfolio since 2004. Mr. Lewis joined ING IM in May 2004 and has over 24 years of investment experience. Mr. Lewis joined ING IM from Credit Suisse Asset Management (“CSAM”), where he worked for 18 years both with CSAM and its predecessor Warburg Bincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S. equity research.

ING VP Intermediate Bond Portfolio

The following individual is responsible for the day-to-day management of ING VP Intermediate Bond Portfolio:

James B. Kauffmann, Portfolio Manager, has managed the Portfolio since 2002. Mr. Kauffmann joined ING Groep in 1996 and has over 20 years of investment experience. Prior to joining ING Groep, he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked as an analyst with a venture capital fund.

ING VP Money Market Portfolio

The following individual is responsible for the day-to-day management of ING VP Money Market Portfolio:

David S. Yealy, Portfolio Manager, has managed the Portfolio since November 2004. Mr. Yealy joined ING IM in November, 2004 and has over 20 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management (“Trusco”) where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm’s cash management business.

ING VP International Equity Portfolio

The following individuals share responsibility for the day-to-day management of ING VP International Equity Portfolio:

Carl Ghielen, Portfolio Manager, has co-managed the Portfolio since 2002. He is responsible for stock selection as well as coordinating efforts on behalf of ING’s international equity teams. Prior to joining ING in 2000 Mr. Ghielen worked for MN Services (a Dutch pension fund) as senior fund manager.

Martin Jansen, Portfolio Manager, has co-managed the Portfolio since 2002. He joined ING in 1997 as senior manager and has 26 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

ING VP Strategic Allocation Conservative, ING VP Strategic Allocation Growth, and ING VP Strategic Allocation Moderate Portfolios

The following individuals share responsibility for the day-to-day management of the Strategic Allocation Portfolios:

Mary Ann Fernandez, Portfolio Manager, has co-managed the Portfolio since 2002. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds, she is also involved in the management and marketing of certain equity strategies managed by ING IM.

Brian Gendreau, Ph.D., Portfolio Manager, has co-managed the Portfolio since May 2006. Mr. Gendreau joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney’s Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

If you have any questions, please call 1-800-992-0180.

Management of the Portfolios	43

MANAGEMENT OF THE PORTFOLIOS	ADVISOR AND SUB-ADVISERS

ING VP Global Science and Technology Portfolio

BlackRock Advisors, LLC

BlackRock Advisors, LLC (“BlackRock Advisors”), serves as the Sub-Adviser to the Portfolio, and is a wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). On September 29, 2006, BlackRock consummated a transaction with Merrill Lynch & Co., Inc. (“Merrill Lynch”) whereby Merrill Lynch’s investment management business combined with that of BlackRock’s to create a new independent company that is one of the world’s largest asset management firms with over $1 trillion in assets under management. The new combined company will operate under the BlackRock name. The combined company offers a full range of equity, fixed-income cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809.

As of December 31, 2006, BlackRock Advisors and its affiliates had over $         trillion in investment company and other portfolio assets under management.

The following individuals share responsibility for the day-to-day management of the ING VP Global Science and Technology Portfolio:

Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is the head of BlackRock Advisors’ Global

Opportunities Team and is the strategist for all of the team’s portfolios. Mr. Callan has co-managed the Portfolio since 2004. Before becoming part of BlackRock Advisors, Mr. Callan had been with the PNC Asset Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

Jean M. Rosenbaum, CFA, Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team’s portfolios. Ms. Rosenbaum has co-managed the Portfolio since 2005. Prior to joining BlackRock Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset Management Group.

Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors’ Global Opportunities Team, and is responsible for coverage of stocks in the healthcare sector. Ms. Xie has co-managed the Portfolio since 2005. Before becoming part of BlackRock Advisors in 2005, Dr. Xie was with State Street Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Stanford Bernstein in 1999.

Additional Information Regarding Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the portfolios.

44	Management of the Portfolios

MORE INFORMATION ABOUT RISKS

All variable portfolios involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolio named below may invest in these securities or use these techniques as part of a Portfolio’s principal investment strategies. However, the Adviser or Sub-Adviser of any Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio’s principal investment strategies.

Principal Risks

The discussions below identify the Portfolios that engage in the described strategy as a principal strategy. For these Portfolios, the risk associated with the strategy is a principal risk. Other Portfolios may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Concentration (ING VP Global Science and Technology Portfolio, ING VP Money Market Portfolio).    The ING VP Global Science and Technology Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to the science and technology sectors, which means that at least 25% of its assets will be invested in each of these sectors at all times. The ING VP Money Market Portfolio concentrates its assets in securities related to the financial services sectors, which means that the Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealer. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Convertible Securities (All Portfolios except ING VP Small Company Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Value Opportunity Portfolio, ING VP Intermediate Bond Portfolio and ING VP Money Market Portfolio).    The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

Corporate Debt Securities (ING VP Balanced Portfolio, ING VP Intermediate Bond Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio).    Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio’s debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Derivatives (All Portfolios except ING VP Value Opportunity Portfolio and ING VP Money Market Portfolio).    Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, so please check the description of a Portfolio’s policies. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may

If you have any questions, please call 1-800-992-0180.

More Information About Risks	45

MORE INFORMATION ABOUT RISKS

experience periods of illiquidity, which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Emerging Markets Investments (ING VP Intermediate Bond Portfolio, ING VP Global Science and Technology Portfolio and ING VP International Equity Portfolio).    Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities (All Portfolios except ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio and ING VP Index Plus SmallCap Portfolio).    There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect

Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

The risks in investing in foreign securities may be greater for countries with an emerging securities market.

High-Yield, Lower-Grade Debt Securities (All Portfolios except ING VP Growth and Income Portfolio, ING VP Growth Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Value Opportunity Portfolio, ING VP Money Market Portfolio, ING VP Global Science and Technology Portfolio and ING VP International Equity Portfolio).    Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Initial Public Offerings (“IPOs”) (ING VP Global Science and Technology Portfolio).    IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the initial public offerings.

Mortgage-Related Securities (ING VP Balanced Portfolio, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio).    Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-

46	More Information About Risks

MORE INFORMATION ABOUT RISKS

income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.

Other Investment Companies (All Portfolios except ING VP Global Science and Technology Portfolio).    A Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), Nasdaq-100 Index Tracking Stock (“QQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reason, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of share of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Repurchase Agreements (ING VP Money Market Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic

Allocation Growth Portfolio, and ING VP Strategic Allocation Moderate Portfolio).    Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

Rule 144A Securities (ING VP Global Science and Technology Portfolio).    Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio considers Rule 144A securities to be “liquid” although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

Small- and Mid-Capitalization Companies (All Portfolios except ING VP Index Plus LargeCap Portfolio and ING VP Money Market Portfolio).    Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

U.S. Government Securities (ING VP Balanced Portfolio, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio).    Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

Lending Portfolio Securities (All Portfolios except ING VP Money Market Portfolio).    In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral. As with other

If you have any questions, please call 1-800-992-0180.

More Information About Risks	47

MORE INFORMATION ABOUT RISKS

extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Portfolio Turnover (All Portfolios except ING VP Growth and Income Portfolio, ING VP Growth Portfolio, ING VP Small Company Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus Small Cap Portfolio, ING VP Value Opportunity Portfolio, ING VP Money Market Portfolio, ING VP Global Science and Technology Portfolio and ING VP International Equity Portfolio).    Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.

Other Risks

Borrowing.    A Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Inability to Sell Securities.    Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Index Strategy.    A Portfolio may use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Portfolio and an index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of a Portfolio’s shares.

Interests in Loans.    Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio’s investment. Many loans are relatively illiquid, and may be difficult to value.

Investment by Funds-of-Funds.    Certain Portfolios’ shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, a Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Management.    Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Pairing Off Transactions.    A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same

48	More Information About Risks

MORE INFORMATION ABOUT RISKS

security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

Restricted and Illiquid Securities.    Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Reverse Repurchase Agreements and Dollar Rolls.    A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio’s yield; however, such transactions also increase a Portfolio’s risk to capital and may result in a shareholder’s loss of principal.

Short Sales.    A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Temporary Defensive Strategies.    When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, each Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve its investment objective.

Percentage and Rating Limitations.    Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

If you have any questions, please call 1-800-992-0180.

More Information About Risks	49

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

Each Portfolio, except ING VP Growth and Income Portfolio and ING VP Intermediate Bond Portfolio, declare and pay dividends and capital gains distributions, if any, on an annual basis usually in June. ING VP Growth and Income and ING VP Intermediate Bond Portfolios declare and pay dividends and capital gains distributions, if any, on a semi-annual basis. To comply with federal tax regulations, the Portfolios, except ING VP Growth and Income and ING VP Intermediate Bond Portfolios, may also pay an additional capital gains distribution, unusually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for the contracts for information regarding the tax consequences of owning such controls and should consult their tax advisor before investing.

Each Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.

50	Dividends, Distributions and Taxes

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Portfolio’s Class S shares’ financial performance for the past five years or, if shorter, the period of the class’ operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product, and would be lower if they did. A report of the

Portfolios’ independent registered public accounting firm along with each Portfolio’s financial statements, is included in the Company’s/Trust’s annual shareholder report, which is incorporated by reference into the SAI and is available upon request.

Financial highlights for Class S shares of ING VP Money Market Portfolio are not included as the Portfolio’s Class S shares had not commenced operations as of December 31, 2006. Financial highlights for Class I shares are presented for this Portfolio.

If you have any questions, please call 1-800-992-0180.

Financial Highlights	51

ING VP BALANCED PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,			May 29, 2003(1) to December 31, 2003
		2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$		13.35	12.49	11.53
Income from investment operations:
Net investment income	$		0.27	0.22	0.34
Net realized and unrealized gains on investments	$		0.25	0.89	0.85
Total from investment operations	$		0.52	1.11	1.19
Less distributions from:
Net investment income	$		0.29	0.25	0.23
Total distributions	$		0.29	0.25	0.23
Net asset value, end of period	$		13.58	13.35	12.49
Total Return(2)%			3.99	9.06	10.51
Ratios and Supplemental Data:
Net assets, end of period (millions)	$		3	3	1
Ratios to average net assets:
Expenses(3)%			0.85	0.84	0.83
Net investment income(3)%			2.06	1.98	3.06
Portfolio turnover rate	%		308	272	333

(1)	Commencement of operations.
(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	Annualized for periods less than one year.

52	ING VP Balanced Portfolio

FINANCIAL HIGHLIGHTS	ING VP GROWTH AND INCOME PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,			June 11, 2003(1) to December 31, 2003
		2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$		19.34	18.26	16.32
Income from investment operations:
Net investment income	$		0.14	0.21	0.04
Net realized and unrealized gains on investments	$		1.41	1.26	1.90
Total from investment operations	$		1.55	1.47	1.94
Less distributions from:
Net Investment Income	$		0.20	0.39	—
Total Distributions	$		0.20	0.39	—
Net asset value, end of period	$		20.69	19.34	18.26
Total Return(2)%			7.98	8.10	11.89
Ratios and Supplemental Data:
Net assets, end of period (millions)	$		2	2	2
Ratios to average net assets:
Expenses(3)%			0.84	0.83	0.84
Net investment income(3)%			0.78	1.18	0.57
Portfolio turnover rate	%		80	139	150

(1)	Commencement of operations.
(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	Annualized for periods less than one year.

If you have any questions, please call 1-800-992-0180.

ING VP Growth and Income Portfolio	53

ING VP GROWTH PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,
		2006	2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$		9.50		8.88	6.83		9.63
Income (loss) from investment operations:
Net investment income (loss)	$		—	*	0.04	0.00	*	(0.01)
Net realized and unrealized gain (loss) on investments	$		0.85		0.58	2.05		(2.79)
Total from investment operations	$		0.85		0.62	2.05		(2.80)
Less distributions from:
Net investment income	$		0.04		—	—		—
Total distributions	$		0.04		—	—		—
Net asset value, end of period	$		10.31		9.50	8.88		6.83
Total Return(2)%			9.05	†	6.98	30.01		(29.08)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		285		356	292		53
Ratios to average net assets:
Expenses(3)%			0.94		0.94	0.96		0.97
Net investment loss(3)%			(0.17)		0.44	(0.10)		(0.31)
Portfolio turnover rate	%		119		123	162		241

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
*	Amount is less than $0.01 per share.
†	In 2005, the Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment guidelines. There was no impact on total return.

54	ING VP Growth Portfolio

FINANCIAL HIGHLIGHTS	ING VP SMALL COMPANY PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,
		2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		19.90		17.49		12.72	16.68
Income (loss) from investment operations:
Net investment income (loss)	$		0.06		0.03	**	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	$		1.92		2.43		4.79	(3.86)
Total from investment operations	$		1.98		2.46		4.80	(3.90)
Less distributions from:
Net investment income	$		0.01		0.05		0.03	0.06
Net realized gains on investments	$		0.28		—		—	—
Total distributions	$		0.28		0.05		0.03	0.06
Net asset value, end of period	$		0.29		19.90		17.49	12.72
Total Return(2)%			10.05	†	14.09		37.76	(23.45)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		68,768		72,225		840	184
Ratios to average net assets
Expenses(3)%			1.10		1.09		1.10	1.12
Net investment income(3)%			0.26		0.19		0.22	0.14
Portfolio turnover rate	%		72		93		178	371

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
*	Amount is less than $0.01 per share.
**	Per share data calculated using average number of shares outstanding throughout the period.
†	In 2005, the Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment guidelines. There was no impact on total return.

If you have any questions, please call 1-800-992-0180.

ING VP Small Company Portfolio	55

ING VP INDEX PLUS LARGECAP PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,
		2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		14.73		13.49		10.83	13.86
Income (loss) from investment operations:
Net investment income	$		0.16	*	0.19	*	0.15	0.12
Net realized and unrealized gain (loss) on investments	$		0.59		1.18		2.63	(3.13)
Total from investment operations	$		0.75		1.37		2.78	(3.01)
Less distributions from:
Net investment income	$		0.18		0.13		0.12	0.02
Total distributions	$		0.18		0.13		0.12	0.02
Net asset value, end of period	$		15.30		14.73		13.49	10.83
Total Return(2)%			5.15		10.26		25.84	(21.74)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		557,134		128,127		59,500	4,597
Ratios to average net assets:
Expenses(3)%			0.70		0.69		0.68	0.71
Net investment income(3)%			1.10		1.39		1.11	0.93
Portfolio turnover rate	%		89		70		88	139

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
*	Per share data calculated using weighted average number of shares outstanding throughout the period.

56	ING VP Index Plus LargeCap Portfolio

FINANCIAL HIGHLIGHTS	ING VP INDEX PLUS MIDCAP PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,
		2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		18.05		15.57		11.83	13.52
Income (loss) from investment operations:
Net investment income	$		0.11	*	0.07	*	0.04	0.01
Net realized and unrealized gain (loss) on investments	$		1.75		2.47		3.74	(1.66)
Total from investment operations	$		1.86		2.54		3.78	(1.65)
Less distributions from:
Net investment income	$		0.07		0.06		0.04	0.04
Net realized gain on investments	$		1.31		—		—	—
Total distributions	$		1.38		0.06		0.04	0.04
Net asset value, end of period	$		18.53		18.05		15.57	11.83
Total Return(2)%			10.84		16.35		32.06	(12.26)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		278,554		122,153		19,960	5,917
Ratios to average net assets:
Expenses(3)%			0.74		0.74		0.75	0.78
Net investment income(3)%			0.62		0.45		0.54	0.37
Portfolio turnover rate	%		100		108		113	139

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
*	Per share data calculated using average number of shares outstanding throughout the period.

If you have any questions, please call 1-800-992-0180.

ING VP Index Plus MidCap Portfolio	57

ING VP INDEX PLUS SMALLCAP PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,
		2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		16.28		13.46		9.92	11.58
Income (loss) from investment operations:
Net investment income (loss)	$		0.07	*	0.06	*	0.01	0.00 **
Net realized and unrealized gain (loss) on investments	$		1.08		2.86		3.54	(1.53)
Total from investment operations	$		1.15		2.92		3.55	(1.53)
Less distributions from:
Net investment income	$		0.04		0.02		0.01	0.01
Net realized gain on investments	$		0.86		0.08		—	0.12
Total distributions	$		0.90		0.10		0.01	0.13
Net asset value, end of period	$		16.53		16.28		13.46	9.92
Total Return(2)%			7.36		21.74		35.83	(13.39)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		333,092		110,292		16,419	4,014
Ratios to average net assets:
Net expenses after expense reimbursements(3)(4)%			0.74		0.74		0.80	0.84
Gross expenses prior to expense reimbursement(3)%			0.74		0.74		0.80	0.88
Net investment income after expense reimbursement(3)(4)%			0.43		0.45		0.13	0.05
Portfolio turnover rate	%		71		94		120	134

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return periods for less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	The Adviser has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years of being incurred.
*	Per share data calculated using average number of shares outstanding throughout the period.
**	Amount represents less than $0.01 per share.

58	ING VP Index Plus Smallcap Portfolio

FINANCIAL HIGHLIGHTS	ING VP VALUE OPPORTUNITY PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,
		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		13.12		12.03	9.75	13.24
Income (loss) from investment operations:
Net investment income	$		0.16	*	0.13	0.04	0.01
Net realized and unrealized gain (loss) on investments	$		0.71		1.05	2.31	(3.46)
Total from investment operations	$		0.87		1.18	2.35	(3.45)
Less distributions from:
Net investment income	$		0.22		0.09	0.07	0.04
Total distributions	$		0.22		0.09	0.07	0.04
Net asset value, end of period	$		13.77		13.12	12.03	9.75
Total Return(2)%			6.76		9.88	24.21	(26.12)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		30,125		3,505	2,277	1,092
Ratios to average net assets:
Expenses(3)%			0.95		0.94	0.95	0.97
Net investment income(3)%			1.18		1.36	0.64	0.26
Portfolio turnover rate	%		94		16	251	304

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
*	Per share data calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.01 per share.

If you have any questions, please call 1-800-992-0180.

ING VP Value Opportunity Portfolio	59

ING VP INTERMEDIATE BOND PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,				May 3, 2002(1) to December 31, 2002
		2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$		13.09	14.13	13.53	13.05
Income (loss) from investment operations:
Net investment income	$		0.41	0.40	0.49	0.16
Net realized and unrealized gain (loss) on investments	$		(0.03)	0.22	0.32	0.81
Total from investment operations	$		0.38	0.62	0.81	0.97
Less distributions from:
Net investment income	$		0.49	1.10	0.09	0.42
Net realized gains on investments	$		0.07	0.56	0.12	0.07
Total distributions	$		0.56	1.66	0.21	0.49
Net asset value, end of period	$		12.91	13.09	14.13	13.53
Total Return(2)%			2.94	4.58	6.04	7.45
Ratios and Supplemental Data:
Net assets, end of period (millions)	$		617	301	71	50
Ratios to average net assets:
Expenses(3)%			0.74	0.73	0.75	0.74
Net investment income(3)%			3.94	3.52	3.52	3.25
Portfolio turnover rate	%		589	407	521	565

(1)	Commencement of operations.
(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	Annualized for periods less than one year.

60	ING VP Intermediate Bond Portfolio

FINANCIAL HIGHLIGHTS	ING VP MONEY MARKET PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class I
		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of year	$		12.94	12.94	13.03	13.33
Income (loss) from investment operations:
Net investment income	$		0.39	0.15	0.08	0.21
Net realized and unrealized gain (loss) on investments	$		(0.01)	(0.01)	0.03	—
Total from investment operations	$		0.38	0.14	0.11	0.21
Less distributions from:
Net investment income	$		0.15	0.14	0.20	0.51
Total distributions	$		0.15	0.14	0.20	0.51
Net asset value, end of year	$		13.17	12.94	12.94	13.03
Total Return(1)%			2.98	1.06	0.92	1.66
Ratios and Supplemental Data:
Net assets, end of year (millions)	$		1,073	1,101	1,238	1,552
Ratios to average net assets:
Expenses	%		0.35	0.34	0.35	0.34
Net investment income	%		2.93	1.11	0.91	1.63

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

If you have any questions, please call 1-800-992-0180.

ING VP Money Market Portfolio	61

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the tables below have been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

Class S
		Year Ended December 31,	July 20, 2005(1) to December 31, 2005
2006
Per Share Operating Performance:
Net asset value, beginning of period	$
Income from investment operations:
Net investment loss	$
Net realized and unrealized gain (loss) on investments	$
Total from investment operations	$
Net asset value, end of period	$
Total Return(2)%
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%
Gross expenses prior to expense reimbursement/recoupment(3)%
Net investment loss after expense reimbursement/recoupment(3)(4)%
Portfolio turnover rate	%

(1)	Commencement of operations.
(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	Annualized for periods less than one year.
(4)	The Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years.

62	ING VP Global Science and Technology Portfolio

FINANCIAL HIGHLIGHTS	ING VP INTERNATIONAL EQUITY PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,
		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$		8.70	7.53	5.78	7.90
Income (loss) from investment operations:
Net investment income (loss)	$		0.09	0.05	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	$		1.33	1.21	1.82	(2.13)
Total from investment operations	$		1.42	1.26	1.81	(2.12)
Less distributions from:
Net investment income	$		0.07	0.09	0.06	—
Total distributions	$		0.07	0.09	0.06	—
Net asset value, end of period	$		10.05	8.70	7.53	5.78
Total Return(2)%			16.53	16.87	31.62	(26.84)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		353	265	197	8
Ratio to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%			1.39	1.40	1.40	1.40
Gross expenses prior to expense reimbursement/recoupment(3)%			1.25	1.20	1.63	1.71
Net investment income after expense reimbursement/recoupment(3)(4)%			1.16	0.68	0.79	0.15
Portfolio turnover rate	%		97	137	85	266

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

If you have any questions, please call 1-800-992-0180.

ING VP International Equity Portfolio	63

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,	August 5, 2005(1) to December 31, 2005
		2006
Per Share Operating Performance:
Net asset value, beginning of period	$		13.06
Income from investment operations:
Net investment income	$		0.06
Net realized and unrealized gain on investments	$		0.13
Total from investment operations	$		0.19
Net asset value, end of period	$		13.25
Total Return(2)%			1.45
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		118
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%			0.90
Gross expenses prior to expense reimbursement/recoupment(4)%			1.00
Net investment income after expense reimbursement(3)%			2.68
Portfolio turnover rate	%		364

(1)	Commencement of operations.
(2)	Total return calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(3)	The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
(4)	Annualized for periods less than one year.

64	ING VP Strategic Allocation Conservative Portfolio

FINANCIAL HIGHLIGHTS	ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

The information in the table below has been derived from the Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,	August 5, 2005(1) to December 31, 2005
		2006
Per Share Operating Performance:
Net asset value, beginning of period	$		14.98
Income from investment operations:
Net investment income	$		0.06
Net realized and unrealized gain on investments	$		0.42
Total from investment operations	$		0.48
Net asset value, end of period	$		15.46
Total Return(2)%			3.20
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$		29
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%			0.98
Gross expenses prior to expense reimbursement/recoupment(4)%			0.98
Net investment income after expense reimbursement(3)%			1.27
Portfolio turnover rate	%		232

(1)	Commencement of operations.
(2)	Total return calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(3)	The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
(4)	Annualized for periods less than one year.

If you have any questions, please call 1-800-992-0180.

ING VP Strategic Allocation Growth Portfolio	65

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio’s financial statements, which has been audited by KPMG LLP, an independent registered public accounting firm.

		Class S
		Year Ended December 31,	June 7, 2005(1) to December 31, 2005
		2006
Per Share Operating Performance:
Net asset value, beginning of period	$		14.02
Income from investment operations:
Net investment income	$		0.17	*
Net realized and unrealized gain on investments	$		0.36
Total from investment operations	$		0.53
Less distributions from:
Net investment income	$		0.21
Total distributions	$		0.21
Net asset value, end of year	$		14.34
Total Return(2)%			3.81
Ratios and Supplemental Data:
Net assets, end of year (000’s)	$		362
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%			0.95
Gross expenses prior to expense reimbursement(4)%			0.99
Net investment income after expense reimbursement(3)(4)%			1.80
Portfolio turnover rate	%		301

(1)	Commencement of operations.
(2)	Total return calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(3)	The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
(4)	Annualized for periods less than one year.
*	Per share data calculated using average number of shares outstanding throughout the period.

66	ING VP Strategic Allocation Moderate Portfolio

WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios’ annual/semi-annual shareholder report, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries:

ING VP Portfolios

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549-0102

Or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the ING VP Portfolio’s SEC file numbers. The file numbers are as follows:

ING Variable Portfolios, Inc.	811-7651
ING VP International Equity Portfolio
ING VP Growth Portfolio
ING VP Small Company Portfolio
ING VP Global Science and Technology Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Value Opportunity Portfolio
ING VP Balanced Portfolio, Inc.	811-5773
ING Variable Funds	811-2514
ING VP Growth and Income Portfolio
ING VP Intermediate Bond Portfolio	811-2361
ING VP Money Market Portfolio	811-2565
ING Strategic Allocation Portfolios, Inc.	811-8934
ING VP Strategic Allocation Conservative Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Moderate Portfolio

PRPRO-VPS (0407-043007)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

ING VARIABLE PRODUCTS FUNDS

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

(800) 992-0180

ING Variable Portfolios, Inc.

ING VP International Equity Portfolio (“VP International Equity Portfolio”)

ING VP Growth Portfolio (“VP Growth Portfolio”)

ING VP Small Company Portfolio (“VP Small Company Portfolio”)

ING VP Global Science and Technology Portfolio

(“VP Global Science and Technology Portfolio”)

ING VP Index Plus LargeCap Portfolio (“VP Index Plus LargeCap Portfolio”)

ING VP Index Plus MidCap Portfolio (“VP Index Plus MidCap Portfolio”)

ING VP Index Plus SmallCap Portfolio (“VP Index Plus SmallCap Portfolio”)

ING VP Value Opportunity Portfolio (“VP Value Opportunity Portfolio”)

ING Strategic Allocation Portfolios, Inc.

ING VP Strategic Allocation Conservative Portfolio (formerly, ING VP Strategic Allocation

Income Portfolio) (“VP Strategic Allocation Conservative Portfolio”)

ING VP Strategic Allocation Growth Portfolio (“VP Strategic Allocation Growth Portfolio”)

ING VP Strategic Allocation Moderate Portfolio (formerly, ING VP Strategic Allocation

Balanced Portfolio) (“VP Strategic Allocation Moderate Portfolio”)

ING VP Money Market Portfolio

ING VP Money Market Portfolio (“VP Money Market Portfolio”)

ING VP Balanced Portfolio, Inc.

ING VP Balanced Portfolio (“VP Balanced Portfolio”)

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (“VP Intermediate Bond Portfolio”)

ING Variable Funds

ING VP Growth and Income Portfolio (“VP Growth and Income Portfolio”)

ADV Class, Class I, and Class S shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each a “Portfolio” and collectively, the “Portfolios”) of ING Variable Products Funds. A prospectus or prospectuses (each a “Prospectus” and collectively, the “Prospectuses”) for the Portfolios dated April 30, 2007, which provide the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”), at the address listed above. This SAI is not a Prospectus, but is incorporated herein by reference, and should be read in conjunction with the Prospectuses, each dated April 30, 2007, which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used as defined in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2006, are incorporated herein by reference. Copies of the Portfolios’ Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Portfolios at the address and phone number written above. Terms used in this SAI have the same meaning as in the Prospectuses, and some additional terms are defined particularly for this SAI.

Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies and any adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”) as well as non-affiliated insurance companies. Shares of the Portfolios also may be made available to affiliated investment companies under the fund-of-funds arrangements, consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940 (“1940 Act”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

ING Variable Portfolios, Inc. and ING Strategic Allocation Portfolios, Inc. each are authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. The series of ING Variable Portfolios, Inc., ING Strategic Allocation Portfolios, Inc., ING VP Money Market Portfolio, ING VP Balanced Portfolio, ING VP Intermediate Bond Portfolio, and ING Variable Funds, are each referred to as a “Portfolio” and collectively, as the “Portfolios” in this SAI.

GENERAL INFORMATION

Effective May 1, 2002, the names of each Portfolio and if applicable, its series of Portfolios, changed as follows:

Old Name	New Name

Aetna Variable Portfolios, Inc.	ING Variable Portfolios, Inc.

Aetna Growth VP	ING VP Growth Portfolio

Aetna International VP	ING VP International Equity Portfolio

Aetna Small Company VP	ING VP Small Company Portfolio

Aetna Value Opportunity VP	ING VP Value Opportunity Portfolio

Aetna Index Plus LargeCap VP	ING VP Index Plus LargeCap Portfolio

Aetna Index Plus MidCap VP	ING VP Index Plus MidCap Portfolio

Aetna Index Plus SmallCap VP	ING VP Index Plus SmallCap Portfolio

Aetna Generation Portfolios, Inc.	ING Generation Portfolios, Inc.

Aetna Ascent VP	ING VP Ascent Portfolio

Aetna Crossroads VP	ING VP Crossroads Portfolio

Aetna Legacy VP	ING VP Legacy Portfolio

Aetna Variable Encore Fund	ING VP Money Market Portfolio

d/b/a Aetna Growth and Income VP

Aetna Balanced VP, Inc.	ING VP Balanced Portfolio, Inc.

Aetna Income Shares	ING VP Intermediate Bond Portfolio*

d/b/a Aetna Bond VP

Aetna Variable Fund	ING VP Growth and Income Portfolio

d/b/a Aetna Growth and Income VP

*	Effective August 6, 2004, the name of ING VP Bond Portfolio’s changed to ING VP Intermediate Bond Portfolio.

Effective May 1, 2002, the name of Aetna Technology Portfolio changed to ING VP Technology Portfolio.

Effective October 1, 2002 the names of the Portfolios set out below, changed as follows:

Old Name	New Name

ING Generation Portfolios, Inc.	ING Strategic Allocation Portfolios, Inc.

ING VP Ascent Portfolio	ING VP Strategic Allocation Balanced Portfolio

ING VP Crossroads Portfolio	ING VP Strategic Allocation Growth Portfolio

ING VP Legacy Portfolio	ING VP Strategic Allocation Income Portfolio

Effective April 28, 2006, the name of ING VP Strategic Allocation Balanced Portfolio changed to ING VP Strategic Allocation Moderate Portfolio.

Effective April 28, 2006, the name of ING VP Strategic Allocation Income Portfolio changed to ING VP Strategic Allocation Conservative Portfolio.

Effective February 17, 2004, the name of ING VP Technology Portfolio changed to ING VP Global Science and Technology Portfolio.

Effective May 1, 2004 Class R shares of the Portfolios were renamed as Class I shares with no changes to the fee structure.

Adviser Class (“ADV Class”) shares have not yet commenced operations as of the date of this SAI.

Organization ING VP Balanced Portfolio, ING VP Strategic Allocation Portfolios and ING Variable Portfolios each were incorporated in Maryland in 1988, 1994 and 1996, respectively.

ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING VP Variable Funds were originally established as Maryland Corporations in 1973, 1974 and 1974, respectively. Each was converted to a Massachusetts business trust on January 25, 1984. Each currently operates under a Declaration of Trust (“Declaration”) dated May 1, 2002.

Classes The Board of Directors/Trustees of the Portfolios (the “Board”) has the authority to subdivide each Portfolio into classes of shares having different attributes, so long as each share of each class represents a proportionate interest in the Portfolio equal to each other share in that Portfolio. Shares of each Portfolio currently are classified into three classes. ADV Class, Class I and Class S shares are offered through this SAI and the corresponding Prospectuses. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the distribution fees borne by ADV Class and Class S; (b) the expenses allocable exclusively to each class; and (c) the voting rights on matters exclusively affecting a single class.

Capital Stock Shares of each Portfolio have no preemptive or conversion rights. Each share of a Portfolio has the same rights to share in dividends declared by that Portfolio. Upon liquidation of any Portfolio, shareholders in that Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders. Shares of each Portfolio are fully paid and nonassessable.

Shareholder Liability ING VP Money Market Portfolio, ING VP Intermediate Bond Portfolio and ING VP Growth and Income Portfolios each are organized as a “Massachusetts business trust.” Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of a Portfolio, which is not true in the case of a corporation. The Declaration of each Massachusetts business trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of that Portfolio and that every written agreement, obligation, instrument or undertaking made by that Portfolio shall contain a provision to the effect that shareholders are not personally liable thereunder. With respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, and claims for taxes and certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Portfolio. However, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the Portfolio. The Board intends to conduct the operations of each Portfolio, with the advice of counsel, in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio.

Voting Rights Shareholders of each Portfolio are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors or Trustees, as the case may be (hereafter, “Trustees”) (to the extent hereinafter provided), and on other matters submitted to the vote of shareholders. Participants who select a Portfolio for investment through their variable annuity contract (“VA Contract”) or variable life insurance policy (“VLI Policy”) are not the shareholders of the Portfolio. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to Participants as described in the prospectus for the applicable VA Contract or VLI Policy. Once the initial Board is elected, no meetings of the shareholders for the purpose of electing Trustees will be held unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Trustees then in office will call a shareholder meeting for election of Trustees. Vacancies occurring between any such meetings shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Trustees holding office have been elected by the shareholders. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Trustees of ING VP Money Market Portfolio, VP Intermediate Bond Portfolio and VP Growth and Income Portfolio may be removed from office (1) at any time by two-thirds vote of the Trustees; (2) by a majority vote of Trustees when any Trustee becomes mentally or physically incapacitated; (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares; or (4) by written declaration filed with each Portfolio’s custodian signed by two-thirds of a Portfolio’s shareholders. Directors/Trustees of ING Variable Portfolios, ING Strategic Allocation Portfolios and ING VP Balanced Portfolio. ING VP Balanced Portfolio may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Director/Trustee may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors/Trustees can, if they choose to do so, elect all the Directors/Trustees of a Portfolio, in which event the holders of the remaining shares will be unable to elect any person as a Director/Trustee.

1940 Act Classification Each Portfolio is an open-end management investment company, as that term is defined under the 1940 Act. Each Portfolio is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

As a matter of operating policy, VP Money Market Portfolio may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that VP Money Market Portfolio may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give VP Money Market Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer for more than three business days only in the event Rule 2a-7 is amended in the future.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental which means they may be changed only with the approval of the holders of a majority of a Portfolio’s outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of the Portfolio’s shares present at a shareholders’ meeting at which the holders of more than 50% of the Portfolio’s outstanding shares of that Portfolio are present in person or by proxy; or (2) more than 50% each of the Portfolio’s outstanding voting securities are present in person or by proxy. All percentage limitations set forth below apply immediately after a purchase or initial investment. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

As a matter of fundamental policy, a Portfolio may not:

1.	Hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Portfolio’s total assets. Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities are excluded from this restriction;

2.	Concentrate its investments in any one industry, although a Portfolio may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, each Portfolio, except for VP Balanced Portfolio, VP Growth and Income Portfolio and VP Intermediate Bond Portfolio, will classify finance companies as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, VP Strategic Allocation Conservative, VP Strategic Allocation Growth and VP Strategic Allocation Moderate Portfolios will classify real estate stocks as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Portfolio’s investment in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Further, VP Global Science and Technology Portfolio will classify science and technology stocks as separate industries according to service type, including, but not limited to, semiconductors, biotechnology, pharmaceuticals, internet software and services.

Additionally for VP Strategic Allocation Portfolios and VP Money Market Portfolio, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. government securities, certificates of deposit, bankers’ acceptances, and securities of banks;

3.	Make loans, except that, to the extent appropriate under its investment program, a Portfolio may (a) purchase bonds, debentures or other debt instruments, including short-term obligations; (b) enter into repurchase transactions; and (c) lend portfolio securities, provided that the value of such loaned securities does not exceed one-third of the Portfolio’s total assets;

4.	Issue any senior security (as defined in the 1940 Act), except that (a) a Portfolio may enter into commitments to purchase securities in accordance with that Portfolio’s investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (c) a Portfolio (other than VP Money Market Portfolio) may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to certain fundamental restrictions set forth below, a Portfolio may borrow money as authorized by the 1940 Act;

5.	Purchase real estate, interests in real estate or real estate partnership interests except that:

(a) to the extent appropriate under its investment program, a Portfolio (other than VP Money Market and VP Intermediate Bond Portfolios) may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; and (b) the VP Strategic Allocation Portfolios may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Portfolio holds a security that is collateralized by an interest in real estate and the security defaults);

6.	Invest in commodity contracts, except that a Portfolio may, to the extent appropriate under its investment program: (a) purchase securities of companies engaged in such activities; (b) (other than VP Money Market Portfolio) enter into transactions in financial and index futures contracts and related options; and (c) enter into forward currency contracts;

7.	Borrow money, except that (a) a Portfolio (other than VP Money Market Portfolio) may enter into certain futures contracts and options related thereto; (b) a Portfolio may enter into commitments to purchase securities in accordance with that Portfolio’s investment program, including delayed delivery and when-issued securities and reverse repurchase agreements: (c) for temporary emergency purposes, a Portfolio may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (d) for purposes of leveraging, a Portfolio (other that the VP Money Market Portfolio) may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Portfolio’s assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of that Portfolio’s assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Portfolio will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test; and

8.	Act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Portfolio, that Portfolio may be deemed to be an underwriter under the provisions of the Securities Exchange Act of 1933 (“1933 Act”).

The Board has adopted the following non-fundamental investment restrictions, which may be changed by the Board and without shareholder vote. A Portfolio will not:

1.	Except for VP Balanced Portfolio and VP Global Science and Technology Portfolio make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs if each Portfolio as described in the SAI and in the Prospectuses;

2.	Except for VP International Equity Portfolio, VP Global Science and Technology Portfolio and the VP Strategic Allocation Portfolios, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). VP Money Market Portfolio may only purchase foreign securities or obligations that are U.S. dollar denominated;

3.	Invest in companies for the purpose of exercising control or management;

4.	Purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other materials;

5.	Invest more than 15% (10% for VP Money Market, VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus SmallCap Portfolios) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule144A under, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

6.	Invest more than 15% (10% for VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus SmallCap Portfolios) of the total of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor’s Corporation (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, considered by the adviser or the sub-advisers to be of comparable quality).

With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by Bloomberg Industry Group for all Portfolios except VP Global Science and Technology Portfolio. Industry classifications for VP Global Science and Technology Portfolio are determined in accordance with Standard Industrial Classification (“SIC”) Codes. Industry classifications may be changed at any time to reflect changes in the market place.

VP Money Market Portfolio will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest short-term credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet certain other conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if the Sub-Adviser determines the security to be of comparable quality. The remainder of VP Money Market Portfolio’s assets will be invested in securities rated within the two highest short-term rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if the Sub-Adviser determines the security to be of comparable quality. With respect to this group of securities, VP Money Market generally may not, however, invest more than 1% of the market value of its total assets or $1 million; whichever is greater, in the securities or obligations of a single issuer.

VP Index Plus LargeCap Portfolio, VP Index Plus MidCap Portfolio and VP Index Plus SmallCap Portfolio has each adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities in the capitalization range defined for each Portfolio in the Prospectuses. Each Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any changes in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

VP International Equity Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

VP Small Company Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-capitalization companies as defined in the Prospectuses. The Portfolio has also a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

VP Global Science and Technology Portfolio has adopted a non-fundamental policy as Required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the Value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the science and technology sectors. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

VP Intermediate Bond Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Investments, Investment Strategies and Risks

The table on the following pages identifies various securities and investment techniques used by ING Investments, LLC (“Adviser” or “ING Investments”) and the sub-advisers in managing the Portfolios. The table has been marked to indicate those securities and investment techniques that ING Investments and the sub-advisers may use to manage a Portfolio. A Portfolio may use any or all of these techniques at any one time, and the fact that a Portfolio may use a technique does not mean that the technique will be used. The securities and investment techniques are subject to the limitations explained elsewhere in this SAI or the accompanying Prospectus. A Portfolio's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Portfolio's investment objective, policies and restrictions described in that Portfolio's Prospectus and/or this SAI, as well as federal securities laws. There can be no assurance that any of the Portfolios will achieve their investment objectives. The Portfolios’ policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolios utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Portfolio's Prospectus. Where a particular type of security or investment technique is not discussed in a Portfolio's Prospectus, that security or investment technique is not a principal investment strategy.

Asset Classes/ Investment Techniques	VP Balanced	VP Global Science and Tech.	VP Growth	VP Growth and Income	VP Index Plus Large Cap	VP Index Plus Mid Cap	VP Index Plus Small Cap	VP Interm Bond	VP Int. Equity	VP Money Market	VP Small Company	VP Strategic Allocation Conservative	VP Strategic Allocation Growth	VP Strategic Allocation Moderate	VP Value Opportunity.
Equities
Common Stock	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Synthetic Convertible Securities[2]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
IPOs	X	X	X	X	X	X	X	X	X		X	X	X	X	X

Asset Classes/ Investment Techniques	VP Balanced	VP Global Science and Tech.	VP Growth	VP Growth and Income	VP Index Plus Large Cap	VP Index Plus Mid Cap	VP Index Plus Small Cap	VP Interm Bond	VP Int. Equity	VP Money Market	VP Small Company	VP Strategic Allocation Conservative	VP Strategic Allocation Growth	VP Strategic Allocation Moderate	VP Value Opportunity.
Unseasoned Companies
Foreign and Emerging Market Investments
ADR’s/EDR’s GDR’s	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Eurodollar Convertible Securities[3]	X	X	X	X	X	X	X	X1	X		X	X	X	X	X
Eurodollar/ YankeeDollar Instruments[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Foreign and Emerging Market Securities	X	X4	X1	X1	X1	X1	X1	X	X4		X1	X	X	X	X
Foreign Bank Obligations[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Currency Exchange Transactions[9]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Foreign Mortgage-Related Securities[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
International Debt Securities[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Sovereign Debt Securities[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Supranational Agencies[3,7]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Fixed-Income
ARMS[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Asset-Backed Securities (non-mortgage)[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Banking Industry Obligations/Short -Term Investments[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Asset Classes/ Investment Techniques	VP Balanced	VP Global Science and Tech.	VP Growth	VP Growth and Income	VP Index Plus Large Cap	VP Index Plus Mid Cap	VP Index Plus Small Cap	VP Interm Bond	VP Int. Equity	VP Money Market	VP Small Company	VP Strategic Allocation Conservative	VP Strategic Allocation Growth	VP Strategic Allocation Moderate	VP Value Opportunity.
Corporate Debt Securities[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Credit-Linked Notes[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Floating or Variable Rate Instruments[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
GICs[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
GNMA Certificates[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Government Trust Certificates[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
High-Yield Securities[5]	X	X						X				X	X	X
Mortgage- Related Securities[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Municipal Securities[3]	X	X	X	X	X	X	X	X	X	X		X	X	X	X
Municipal Lease Obligations[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Repurchase Agreements[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Savings Association Obligations[3,6]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Subordinated Mortgage Securities[3]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Interest-only/ Principal-only Stripped Mortgage Backed Securities[3]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Tax Exempt Ind. Dev. Bonds & Pollution Control Bonds[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
United States Govt. Securities[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Asset Classes/ Investment Techniques	VP Balanced	VP Global Science and Tech.	VP Growth	VP Growth and Income	VP Index Plus Large Cap	VP Index Plus Mid Cap	VP Index Plus Small Cap	VP Interm Bond	VP Int. Equity	VP Money Market	VP Small Company	VP Strategic Allocation Conservative	VP Strategic Allocation Growth	VP Strategic Allocation Moderate	VP Value Opportunity.
Zero Coupon and Pay-In-Kind[3]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Other Investments

Derivatives	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Dealer Options	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Financial Futures Contracts and Related Options[8]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Forward Foreign Currency Contracts[8]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Foreign Currency Options[9]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Foreign Futures Contracts and Foreign Options[9]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Index-, Currency-, and Equity-Linked Securities[8]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Options on Futures[8]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Over the Counter Options[8]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Put Call Options[8,10]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Stock Index Options[8]	X	X	X	X	X	X	X	X	X		X	X	X	X	X

Asset Classes/ Investment Techniques	VP Balanced	VP Global Science and Tech.	VP Growth	VP Growth and Income	VP Index Plus Large Cap	VP Index Plus Mid Cap	VP Index Plus Small Cap	VP Interm Bond	VP Int. Equity	VP Money Market	VP Small Company	VP Strategic Allocation Conservative	VP Strategic Allocation Growth	VP Strategic Allocation Moderate	VP Value Opportunity.
Straddles[8]	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Warrants	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Other Investment Companies	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Private Funds	X	X		X				X	X	X		X	X	X
Real Estate Securities	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Restricted and Illiquid Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
TBA Sale Commitments	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Trust-Preferred Securities
Investment Techniques
Borrowing	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Lending of Portfolio Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements and Dollar Rolls	X	X		X					X	X		X	X	X	X
Securities, Interest Rate and Currency Swaps[11]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
Swap Transactions
Temporary Defensive Positions	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Short Sales[12]	X	X	X	X	X	X	X	X	X		X	X	X	X	X
When-Issued Securities and Delayed-Delivery Transactions	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

1.)	Investments in emerging market equity securities will not exceed 5% of the Portfolio’s total assets.
2.)	A Portfolio may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or “A” or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.
3.)	Portfolios other than ING VP Strategic Allocation Portfolios, ING Intermediate Bond Portfolio, ING VP Balanced Portfolio and the ING VP Money Market Portfolio may only invest in such instruments (which must be of high quality and short duration) for temporary and defensive or cash management purposes.
4.)	ING VP Global Science and Technology Portfolio and ING VP International Equity Portfolio may invest more than 25% of their respective total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). ING VP Money Market Portfolio may only purchase foreign securities or obligations that are U.S.-dollar denominated.
5.)	A Portfolio will not invest more than 15% (10% for ING VP Index Plus LargeCap, ING VP Index MidCap and ING VP Index Plus SmallCap Portfolios) of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody’s, or, if unrated, considered by ING IM or BlackRock, as applicable, to be of comparable quality).
6.)	The certificates of deposit (interest-bearing time deposits) in which a Portfolio may invest are issued by savings banks or savings and loan associations that have capital surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
7.)	Other than for temporary and defensive or cash management purposes, each Portfolio may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. government.
8.)	For purposes other than hedging, a Portfolio will invest no more than 5% of its assets in such instruments, except that Ing VP Growth and Income Portfolio is not subject to this limitation with respect to the purchase or sale of put and call options on securities. With respect to futures, the 5% limit is calculated with reference to the notional value of the futures contract. This limitation does not apply to the ING VP Strategic Allocation Growth Portfolio, which may invest 100% of its assets in such instruments and ING VP Strategic Allocation Moderate Portfolio, which may invest 60% of its asses in such instrument.
9.)	A Portfolio may only invest in such instruments for the purposes of hedging.
10.)	Each Portfolio, except the ING VP Strategic Allocation Portfolios and the ING VP Money Market Portfolio, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Portfolio will not write a put if it will require more than 50% of the Portfolio’s net assets to be designated to cover all put obligations. Except for ING VP Growth and Income Portfolio, no Portfolio may buy options if more than 3% of its assets immediately following such purchase would consist of put options. Except for ING VP Growth and Income Portfolio, a Portfolio may purchase call and sell put options on equity securities only to close out positions previously opened. The ING VP Strategic Allocation Portfolios are not subject to these restrictions. No Portfolio will write a call option on a security unless the call is “covered” (i.e. it already owns the underlying security). A Portfolio may purchase put options when ING Investments or BlackRock Advisors believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security.
11.)	A Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio’s total assets.
12.)	ING Index Plus LargeCap, ING Index Plus MidCap, ING Index Plus SmallCap and the ING Strategic Allocation Portfolios may make short sales of Exchange Traded Funds for the purposes of hedging.

EQUITY INVESTMENTS

Common Stock, Preferred Stock, Convertible Securities and Other Equity Securities

Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives a Portfolio the right to vote on issues affecting the company’s organization and operations. Except for the Portfolios noted in the chart above as non-diversified or concentrated, such investments may be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock.

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed-rate of return than is available on common stocks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline.

Although under normal market conditions longer term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Portfolio is called for redemption, the Portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Portfolios because the Portfolios purchase such securities for their equity characteristics.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Initial Public Offerings

Initial Public Offerings (“IPOs”) occur when the company first offers securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the adviser or a sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolio’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolios’ performance when the Portfolio’s asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios’ returns particularly when the Portfolios are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios’ assets as it increases in size and, therefore, have a more limited effect on the Portfolios’ performance.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

Unseasoned Companies

The Portfolios consider securities of companies with limited operating histories to be securities of companies with a record of less than three years’ continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as “unseasoned issuers.”) These companies by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

FOREING AND EMERGING MARKET INVESTMENTS

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts

American Depositary Receipts (“ADRs”), Global Depositary (“GDRs”) and European Depositary Receipts (“EDRs”) or other similar securities represent securities of foreign issuers. These securities are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: ADRs, EDRs and GDRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities, ADRs are typically designed for U.S. investors and held either in physical form or in book entry form. EDRs are similar to ADRs but may be listed and traded on a European exchange as well as in the United States (typically, these securities are traded on the Luxembourg exchange in Europe). Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in the European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Portfolio may invest without limitation in Eurodollar convertible securities. The Eurodollar convertible securities are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Each Portfolio may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities, which are not listed, or represented by ADRs listed, on such exchanges.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

Foreign and Emerging Market Securities

Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than U. S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been many times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Transactional costs in non-U.S. securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Although the Portfolios will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Portfolios on these investments. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increase in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in other countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Exchange Transactions

Each Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Each Portfolio may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another — for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won — at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio’s portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of each Portfolio as a regulated investment company under the Internal Revenue Code of 1986, as amended (“Code”).

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g. Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance

Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as size of loan pools, pre-payment experience, and maturities of loans.

International Debt Securities

International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Banks) and foreign governments (including political subdivisions having tax authority) or their agencies or instrumentalities, including ADR. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities of zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, a Portfolio will consider the relative yields of foreign and domestic high-yield securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g. relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolio having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. Each Portfolio’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolio’s investment income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollar and absorb the cost of current fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers may not be required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, as amended, the issuer may not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Restrictions on Foreign Investments

Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities, such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investment by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio that invests in such countries. For example, a Portfolio may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Portfolio. Re-registration, in some instances, may not occur on a timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances when a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Portfolio of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Portfolio’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments. Even when there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Portfolio’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict a Portfolio’s investments in certain foreign banks and other financial institutions.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in U. S. markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose the Portfolios to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, future contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Portfolio’s positions may also be adversely impacted by delays in its abilities to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes. The interest payable on certain of the Portfolios’ foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio’s shareholders. A shareholder otherwise subject to U. S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Portfolio.

Costs. The expense ratio of a Portfolio that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Portfolio will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time with the limitations described in the Prospectus, depending on the adviser’s or sub-adviser’s assessment of prevailing market, economic and other conditions.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities.

Supranational Agencies

Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations’ steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

FIXED-INCOME SECURITIES

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in particular, pre-specified, published interest rate index. The amount of interest on an ARM is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, often related to ARMS issued by Federal National Mortgage Association (“FNMA”), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Asset-Backed Securities (non-mortgage)

Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted below with respect to Collaterized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”), the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are Capital Adequacy Ratios (“CARs”) and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

Asset-backed securities backed by certain type of collateral (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

Aircraft Lease Receivables- An aircraft lease receivable (“ALR”) is an asset-backed security. ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircraft is sold to the trust and the trust issues several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircraft and leases it to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the ALR’s may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain and operate, and difficult to sell. In addition, aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Banking Industry Obligations/ Short-Term Investments

Banking industry obligations include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a

Portfolio will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limit the amount which they can loan to a single borrower, and subject them to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.

For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its respective investment objectives and policies stated above and in its Prospectuses, a Portfolio may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in “High-Yield Securities” below.

Debt obligations that are deemed investment grade carry a rating of at least Baa- from Moody’s or BBB- from S&P’s, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa- or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Credit-Linked Notes

A credit-linked note (“CLN”) is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or a Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). A Portfolio engaging in this type of investment cannot assure that it can implement a successful strategy.

Floating or Variable Rate Instruments

Variable rate demand instruments held by a Portfolio may have maturities of more than one year, provided: (1) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (2) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Portfolio will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment on the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Portfolio may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Portfolio will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.

Guaranteed Investment Contracts

Guaranteed Investment Contracts (“GICs”) are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Portfolio on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed 15% of a Fund’s net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Government National Mortgage Association Certificates

Government National Mortgage Association Certificates (“GNMA” or “GNMA Certificates”) are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (“FHA”) or Farmers’ Home Administration (“FMHA”) or guaranteed by the Veteran’s Administration (“VA”). A GNMA Certificate represents and interest in a specific pool of such mortgages which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the U.S. government.

GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. “Modified pass through” type GNMA Certificates, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers’ and GNMA fees), whether or not the mortgagor has made such payment.

GNMA Certificates are created by an “issuer,” which is an FHA-approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate, but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and accordingly the generally accepted practice has developed to treat GNMA Certificates as 30-year securities which prepay fully in the 12th year.

GNMA Certificates bear a nominal “coupon rate” which represents the effective FHA or VA mortgage rate at the time of issuance, less 0.5% which constitutes the GNMA and issuer’s fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer’s fees. The actual yield to be earned by a holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions, which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates. Because of the variation in the life of the pools of mortgages which back various GNMA Certificates, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA Certificates will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA Certificate included in such portfolio, as described.

The actual rate of prepayment for any GNMA Certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA Certificates tends to be concentrated in issues bearing the current coupon rate.

Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated, and project loan securities are issued. It is each Portfolio’s policy to record these GNMA Certificates on trade date, and to segregate assets to cover its commitments on trade date as well.

GNMA Certificates – When-Issued and Delayed Delivery Transactions

GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when- issued basis. These transactions arise when GNMA Certificates are purchased or sold with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Portfolio. No payment is made until delivery is due, often a month or more after the purchase. The settlement date on such transactions will take place no more than 120 days from the trade date. When a Portfolio engages in when-issued and delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Portfolio missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. A Portfolio may invest in when-issued securities without other conditions. Such securities either will mature or be sold on or about the settlement date. A Portfolio may earn interest on such account or securities for the benefit of shareholders.

Government Trust Certificates

Government Trust Certificates represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody’s.

High-Yield Securities

High-yield securities are debt securities that are rated lower than “Baa-” by Moody’s or “BBB-” by S&P’s Corporation, or of comparable quality if unrated.

High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Portfolio’s net asset value (“NAV”). The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody’s description of its bond ratings: Ba — judged to have speculative elements; their future cannot be considered as well assured. B — generally lack characteristics of a desirable investment. Caa — are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca — speculative in a high degree; often in default. C — lowest rate class of bonds; regarded as having extremely poor prospects. Moody’s also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P’s description of its bond ratings: BB, B, CCC, CC, C — predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D — in payment default. S&P applies indicators “+,” no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.

Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Risks Associated with High-Yield Securities

The medium- to lower-rated and unrated securities in which the Portfolios invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

High-Yield Bond Market A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.

Sensitivity to Interest Rate and Economic Changes High-yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high-yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high-yield bonds tend to underperform Treasury and investment grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at a greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security owned by a Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Portfolios’ net asset value. Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay in cash.

Payment Expectations High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment grade bonds.

Liquidity and Valuation Risks Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as Treasury and investment grade bonds. The ability to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market. To the extent a Portfolio owns illiquid or restricted high-yield securities; these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities. A Portfolio would report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Limitations of Credit Ratings The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of recognized rating services such as Moody’s and S&P are considered, the Adviser or a Sub-Adviser may primarily rely on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of a Portfolio’s investment objective may be more dependent on the Adviser’s or Sub-Adviser’s own credit analysis than might be the case when a Portfolio invests in higher quality bonds. The adviser or sub-adviser, when applicable, continually monitors the investments in each Portfolio’s portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. A Portfolio may retain a security whose rating has been changed.

Congressional Proposals New laws and proposed new laws may negatively affect the market for high-yield securities. Any such proposals, if enacted, could have a negative effect on a Portfolio’s NAV.

Interest/Principal Only Stripped Mortgage Backed Securities

Each Portfolio may invest in Interest/Principal only Stripped Mortgage Backed Securities (“STRIPS”) which are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than the prices of non-zero coupon securities having similar maturities and credit quality.

Mortgage-Related Securities

Mortgage-related securities include mortgage-related debt securities, CMOs and REMICs. Federal mortgage-related securities include obligations issued or guaranteed by the GNMA, the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA is a wholly-owned corporate instrumentality of the United States, the securities and guarantees of which are backed by the full faith and credit of the U.S. government. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government. See “U. S. Government Securities.”

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive payments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Portfolio might be converted to cash, and the Portfolio could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities that are collateralized by mortgage pas-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a “stated maturity”—the latest date by which the tranche can be completely repaid, assuming no prepayments—and has an “average life”—the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as “pass-through” securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government, such as GNMA, or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter their cash flows.

Risks of Mortgage-Related Investment

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities. Because investments in mortgage-related securities are interest-rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest-only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) or the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Portfolio could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security. See, “U.S. Government Securities.”

Municipal Securities

Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S. regional government authorities, and their agencies and instrumentalities (“municipal securities”). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, municipal securities debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and tax power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund, the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other law affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligations Securities Municipal securities may include “moral obligation” securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Industrial Development and Pollution Control Bonds These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations These are lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. “Certificates of participation” are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses that provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Portfolios will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee that has actively traded debt obligations; (3) determined by the adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-term Municipal Obligations. These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Savings Association Obligations

The certificates of deposit (interest-bearing time deposits) in which a Portfolio may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal payments, interest or any combination thereof to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and hen by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolios would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The adviser or sub-advisers will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The adviser or sub-advisers have developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. A Portfolio seeks opportunities to acquire subordinated residential mortgage securities when, in the view of the adviser or sub-advisers, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Tax Exempt Industrial Development Bond and Pollution Control Bonds

Tax Exempt Industrial Development and Pollution Control Bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

U. S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, such as, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate prepayment, and may not be able to assert a claim against the U.S. itself if the agency or instrumentality does not meet its commitment. Each Portfolio generally will invest in securities of such agencies or instrumentalities only when the adviser or sub-advisers are satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Zero-Coupon and Pay-In-Kind Securities

Zero-coupon and deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin playing current interest rates (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non zero-coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Portfolio may realize no return on its investment, because these securities do not pay cash interest.

OTHER INVESTMENTS

Derivatives

Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures forward contracts and swaps agreements. Derivative instruments may be used for a variety of reasons; including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for a Portfolio to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as a Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, a Portfolio will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner, as they would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The value of some derivative instruments in which a Portfolio invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Portfolio, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the sub-adviser to forecast interest rates and other economic factors correctly. If the adviser or sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Portfolio could be exposed to the risk of loss.

A Portfolio might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the adviser or sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Portfolio, a Portfolio might have been in a better position if it had not entered into transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of relates investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions. In addition, a Portfolio’s use of such instruments may cause a Portfolio to realize higher amounts of short-term capital gains generally (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Dealer Options

Certain risks are specified to dealer options and exchange-traded options. While a Portfolio might look to a clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses for the Portfolio. For example, because a Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio’s ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. A Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With the exception, however, that the Portfolio will treat dealer options as subject to the Portfolio’s limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Portfolio will change its treatment of such instruments accordingly.

Financial Futures Contracts and Related Options

A Portfolio may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated time, date, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Portfolio relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contracts.

When using futures contracts as a hedging technique, at best the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Portfolio might not be successful and the Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there are may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Portfolio’s overall return could be less than if the hedging transactions had not been undertaken.

Investments in futures contracts on fixed-income securities involve the risk that if an adviser or a sub-adviser’s judgment concerning the general direction of interest rates is incorrect, a Portfolio’s overall performance may be poorer than if it had not entered into any such contract. For example, if a Portfolio has been hedged against the possibility that an increase in interest rates would adversely affect the price of bonds held in its portfolio, and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may beat increased prices, which reflect the rising market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts that are intended to hedge against a change in the value of securities held by a Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss of such securities upon disposition.

“Margin” is the amount of funds that must be deposited with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Portfolio’s futures contracts. A margin deposit is intended to assure the Portfolio’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract exchange (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Portfolio. These daily payments to and from a Portfolio are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Portfolio will mark-to-market the current value of its open futures contracts. Each Portfolio expects to earn interest income on its initial margin deposits.

When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full “notional” value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

A Portfolio can buy and write (sell) options on futures contracts.

Potential Lack of a Liquid Secondary Market.

Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Portfolio will establish a futures or option position only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Portfolio, which could require the Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Portfolio’s ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures and options is also subject to the risk of trading halts, suspensions, exchange or clearing house equipments failures, government intervention, insolvency of the brokerage firm or clearing house or other distributions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Forward Foreign Currency Contracts

Forward contracts for foreign currency (forward exchange contracts) obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Portfolio may enter into a forward exchange contract in order to “lock in” the U.S. dollar price of a security denominated in a foreign currency, which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Portfolio may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contact and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as “cross hedging.” The success of cross hedging is dependent on many factors, including the ability of the sub-adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Portfolio may experience losses or gains on both the underlying security and the cross currency hedge.

Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contact amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contacts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost of engaging in forward exchange contracts varies with factors such as currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolios at one rate, while offering a lesser rate of exchange should the Portfolios desire to resell that currency to the dealer.

Foreign Currency Options

A Portfolio may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing put on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Portfolio collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Portfolio’s position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Portfolio is covered if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversation or exchange of other foreign currency held in its portfolio.

Foreign Futures Contracts and Foreign Options

Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (“NFA”), nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Additional Restrictions on the Use of Futures and Option Contracts

Each Portfolio expects that at least 75% of futures contract purchases will be “completed”; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Portfolio in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of a Portfolio’s net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Risks of Investing in Options

There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class of series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Portfolio may enter into options transactions may be limited by the Code requirements for qualification of the Portfolio as a regulated investment company. See “Dividends, Distributions and Taxes.”

In addition, foreign option exchanges do not afford to participants many of the protections available in U. S. option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Portfolio as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See “Dealer Options”above.

Index-, Currency- and Equity-Linked Securities

“Indexed Linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Composite Stock Price Index (“S&P 500® Index”). At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the adviser or sub-adviser. Markets, underlying securities and indices may move in a direction that was not anticipated by the adviser or sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Options on Futures

A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Portfolio.

Over the Counter Options

The staff of the SEC has taken the position that purchased over-the-counter options (“OTC Options”) and the assets used as cover for written OTC Options are illiquid securities. A Portfolio will write OTC Options only with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System (“primary dealers”). In connection with these special arrangements, the Portfolio intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standard, as modified from time to time, will be implemented and monitored by the adviser. Under these special arrangements, the Portfolio will enter into contracts with primary dealers that provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the options is “in-the-money.” The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” “Strike price” refers to the price at which an option will be exercised. “Cover Assets” refers to the amount of cash, liquid assets or high quality debt instruments that must be segregated to collateralize the value of the futures contracts written by the Portfolio. Under such circumstances, the Portfolio will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”). Although each agreement will provide that the Portfolio’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Portfolio might pay more to repurchase the OTC Option contract than the Portfolio would pay to close out a similar exchange traded option.

Put and Call Options

A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of the sub-adviser.

The Portfolios will not write call options on when-issued securities. The Portfolios purchase call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Portfolio may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such a gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Portfolio may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets or high-quality debt instruments in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Portfolio’s obligation might be more or less than the premium received when it originally wrote the option. Further, a Portfolio might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Portfolio, the Portfolio will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that the writer may be required to by the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapse unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

The purchase of put options may be used to protect a Portfolio’s holdings in an underlying security against a substantial decline in market value. Such protection, of course, only provided during the life of the put option when a Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options also may be used by the Portfolio when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of that Portfolio. This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Portfolio. This asset will be adjusted daily to the option’s current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option, or purchase another call option, on the underlying security with either a different exercise price or expiration date or both. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the dale of the security. There is, of course, no assurance that a Portfolio will be able to effect a closing transaction at a favorable price. If a Portfolio cannot either enter into such a transaction, it maybe required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Stock Index Options

Stock Index options include put and call options with respect to the S&P 500® Index and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Portfolio.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Portfolio of options on a stock index depends on the adviser’s or sub-adviser’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Portfolio could not be able to close out options, which it had purchased, and if restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios purchase put or call options only with respect to an index which the adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Straddles

A straddle consists of a combination of a call and a put written on the same underlying security. A straddle is “covered” when sufficient assets are deposited to meet the Portfolio’s immediate obligations. The Portfolios may use the same liquid assets or high-quality debt instruments to cover both the call and put options when the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will segregate liquid assets or high quality debt instruments equivalent to the amount, if any, by which the put is “in the money.”

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolio’s entire investment therein).

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies’ fees and expenses.

Each Portfolio may invest in other investment companies to the extent permitted under the 1940 Act and the rules nad regulations thereunder. A Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as that Portfolio. No Portfolio will invest in other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

There are some potential disadvantages associated with investing in other investment companies. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio would also bear its pro rata portions of each other investment company’s advisory and operational expenses. When the Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fee, and custodial fees in addition to the expenses of the Portfolio.

Investment Companies that Invest in Senior Loans

Other investment companies include those that invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans, in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Portfolio’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants that must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk

Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rate lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of the dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral

Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loans. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under-collateralized.

Limited Secondary Market

Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Portfolio’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans

The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, a Portfolio may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans

The primary risk arising in connection with subordinated loans is that because the holder’s interested in subordinated, there is the potential for loss in the event of default by the issuer of the loans.

Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Exchange Traded Funds

Exchange Traded Funds (“ETFs”) are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Portfolio.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent the Portfolio’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Portfolio’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Private Funds

U.S. or foreign private limited partnerships or other investment funds, are referred to herein as Private Funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Portfolio’s ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to the Portfolio’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the Portfolio’s entire investment in the Private Fund.

Private Funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Portfolio owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Portfolio receives a stream of cash flows in the form of interest payments from the underlying assets. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers of the securities remain members of the tracked index.

The pooled investments allow the Portfolio to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Portfolio significantly. However, the Portfolio bears any expenses incurred by the trust. In addition, the Portfolio assumes the liquidity risks generally associated the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interest. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

A Portfolio cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private Funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of Portfolio’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structure securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

Real Estate Securities

A Portfolio’s investments in real estate securities include investment in Real Estate Investment Trusts (“REITs”) and other Real Estate Operating Companies (“REICs”). A REIC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. A REIT is a corporation or business trust that meets the definitional requirements of the Code. Investing in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although a Portfolio will not invest directly in real estate, a Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs’ investments are concentrated geographically, by property type or in certain other respects, the REITs may subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self- liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgages elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Restricted and Illiquid Securities

A Portfolio may invest in a restricted security or an illiquid security if the adviser and sub-advisers believe that it presents an attractive opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the adviser or a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio’s liquidity. Further, the lack of an established secondary market it may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.

Because of the nature of these securities, a considerable period of time may elapse between a Portfolio’s decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Portfolio. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when a Portfolio would be permitted to sell them. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Some securities are eligible for purchase or sale without SEC registration by certain “qualified institutional buyers.” Such restricted securities could be treated as liquid because a trading market exists. However, these securities could be less liquid than registered securities traded on established secondary markets. Some liquid and restricted securities include Private Funds. (See discussion of Private Funds.)

A Portfolio may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by a Portfolio at a time when such resale would be desirable. Securities that are not readily marketable will be valued by a Portfolio in good faith pursuant to procedures adopted by the Company’s Board of Directors.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under a Portfolio’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

To Be Announced Sale Commitments

Each Portfolio may enter into To Be Announced (“TBA”) sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss of the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

INVESTMENT TECHNIQUES

Borrowing

If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio’s holdings may be disadvantageous from an investment standpoint.

When a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Portfolio makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the Portfolio’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Lending of Portfolio Securities

In order to generate additional income, each Portfolio may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities do not exceed 33 1/3% of the Portfolio’s total assets. No lending may be made to any companies affiliated with the adviser. These loans earn income for the Portfolios and are collateralized by cash, securities or letters of credit. The Portfolios might experience a loss if the financial institution defaults on the loan. The Portfolios seek to mitigate this risk through contracted indemnification upon default.

The borrower at all times during the loan must maintain with the Portfolios cash or cash equivalent collateral or provide to the Portfolios an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Portfolios any interest paid on such securities, and the Portfolios may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Portfolios or the borrower at any time. The Portfolios may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk or other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Portfolio could incur losses in connection with the investment of such collateral.

Repurchase Agreements

Repurchase agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to a extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio’s rights with respect to such securities to be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Portfolio.

Reverse Repurchase Agreements and Dollar-Roll Transactions

Reverse repurchase agreement transactions involve the sale of U.S. government securities held by a Portfolio, with an agreement that a Portfolio will repurchase such securities at an agreed upon price and date. A Portfolio will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Portfolio will place in a segregated custodial account cash, liquid assets and/or high quality debt instruments having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of a Portfolio’s total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the Portfolio’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks, certain Portfolios may engage in dollar-roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC. In a dollar roll transaction, a Portfolio sells a mortgage security held in the portfolio to a financial institutional such as bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Portfolio exceeding the yield on the sold security. When a Portfolio enters into a dollar-roll transaction, cash, liquid assets and/or high quality debt instruments of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse purchase agreement or dollar-roll transaction produces a gain for a Portfolio depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Portfolio’s net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Portfolio’s yield in the manner described above; however, such transactions also increase a Portfolio’s risk of loss and may result in the shareholder’s loss of principal.

Securities, Interest Rate and Currency Swaps

Interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices in which a Portfolio may invest are described in the Prospectus. A Portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in the currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty’s gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination are generally referred to as “aggregation.”

Swap Transactions

Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps and event-linked swaps. To the extent a Portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Portfolio may also enter into options on swap agreements (“swap options”).

A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum levels. Consistent with a Portfolio’s investment objectives and general investment policies, certain of the Portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.

A Portfolio may enter into credit swap agreements. The “buyer” in a credit contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Portfolio may be either the buyer or seller in a credit default swap transaction. If a Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Portfolio had invested in the reference obligation directly.

A swap option is a great contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Portfolio that may engage in swaps may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Portfolios involve calculating the obligations of the parties to the agreement on a “net basis.” Consequently, a Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Portfolio’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Portfolio’s investment restriction concerning senior securities.

Whether a Portfolio’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they generally have terms of greater than seven days, swap agreements generally are considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Portfolios’ repurchase agreement guidelines). Certain restrictions imposed on the Portfolios by the Code may limit the Portfolios ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated to make payments according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commissions merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions foe swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Temporary Defensive Positions

A Portfolio may invest in short-term, high-quality debt instruments and in U.S. government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the adviser’s or the sub-adviser’s determination to do so within the investment guidelines and policies of the Portfolio; (iii) to permit the Portfolio to meet redemption requests; and (iv) to take a temporary defensive position. Although it is expected that a Portfolio will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Portfolio may invest for temporary defensive purposes include (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short- term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. The Portfolios will invest in short- term instruments that do not have a maturity of greater than one year.

Short Sales

A Portfolio may make a short sale of securities it already owns or have the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales “against the box”). In a short sale that is not “against the box,” a Portfolio sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Portfolio must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Portfolio must replace the security borrowed by purchasing it at the market price at the time of replacement. The Portfolio is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Portfolio has a short position can range from one day to more than a year. Until the Portfolio replaces the security, the proceeds of the short sale are retained by the broker, and the Portfolio must pay to the broker a negotiated portion of any dividends or interest, which accrue during the period of the loan. To meet current margin requirements, the Portfolio must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

Short sales by a Portfolio that are not made “against the box” create opportunities to increase the Portfolio’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Portfolio’s net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Portfolio may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Portfolio might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Portfolio makes a short sale “against the box,” the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Portfolio will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Portfolio can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Portfolio, because the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Portfolio’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the Commission, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless the Portfolio’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Portfolio will comply with these requirements. In addition, as a matter of policy, the Portfolios’ Board has determined that no Portfolio will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Portfolio’s total assets, taken at market value.

The extent to which a Portfolio may enter into short sales transactions may be limited by the Code requirements for qualification of the Portfolio as a regulated investment company. See “Dividends, Distributions and Taxes.”

When-Issued Securities and Delayed-Delivery Securities

In order to secure prices or yields deemed advantageous at the time the Portfolios may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Portfolios may also enter into forward commitments. The Portfolios will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of the securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Portfolio will segregate on its books or those of its custodian assets consisting of cash, liquid assets and/or higher quality debt instruments in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked to market” daily. Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, a Portfolio may realize a capital gain or loss. When a Portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in a Portfolio’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

When the time comes to pay for the securities acquired on a delayed-delivery basis, a Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation). Depending on market conditions, the Portfolios could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are those that have the characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents 3% of the trust’s assets. The remaining 97% consists of trust-preferred securities, which are then sold to investors. The trust uses the sale proceeds to purchase a subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the funds received to make dividend payments to the holders of the trust-preferred securities. The primary advantage for this particular structure is that the trust-preferred securities are treated by the financial institution as debt securities for tax purposes, and as equity for the purpose of calculating capital requirements.

In certain instances, this structure involves more than one financial institution and, accordingly, more than one trust. In this pooled offering, a separate trust is created that issues securities to investors and uses the proceeds to purchase the trust-preferred securities issued by the special-purpose trust subsidiaries of the participating financial institutions. Therefore, the trust-preferred securities held by investors are backed by the trust- preferred securities issued by the trust subsidiaries.

In identifying the risks of trust-preferred securities, the adviser and sub-advisers evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

Portfolio Turnover

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios. Each Portfolio’s historical turnover rates are included in the Financial Highlights tables in the Prospectuses.

The portfolio turnover rate for ING VP Global Science and Technology and ING VP International Equity decreased from 163% and 137%, respectively, in 2004 to 118% and 97%, respectively, in 2005. The decrease in the portfolio turnover rate for ING VP Global Science and Technology is attributable to [            ] The decrease in the portfolio turnover rate for ING VP International Equity is attributable to the [            ] .

DIRECTORS/TRUSTEES AND OFFICERS

Management of each Company/Trust

Set forth in the table below is information about each Director/Trustee of each Company/Trust and the Portfolios.

Name, Address and Age	Position(s) Held with each Company/Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee(2)	Other Board Memberships held by Director/Trustee
Directors/Trustees who are “Non-Interested Persons”

Albert E. DePrince, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 66	Director/Trustee	June 1998 – Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 – Present.).	[ ]	President-Elect, Academy of Economics and Finance (February 2005 – Present).

Maria Teresa Fighetti 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 63	Director/Trustee	April 1994 – Present	Retired. Formerly, Associate Commissioner/Attorney, New York City Department of Mental Health (June 1973 – October 2002).	[ ]	None.

Sidney Koch 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 72	Director/Trustee	April 1994 –Present	Self-Employed Consultant (June 2000 – Present).	[ ]	None.

Dr. Corine T. Norgaard 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 69	Director/Trustee	June 1991 –Present	Retired. Formerly, President, Thompson Enterprises (September 2004 – September 2005); and Dean of the Barney School of Business, University of Hartford (August 1996 – June 2004).	[ ]	Mass Mutual Corporate and Participation Investors (April 1997 – Present); Mass Mutual Premier Series (April 1997 – Present); and Mass Mutual MML Series II (April 2005 – Present).

Edward T. O’Dell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 71	Director/Trustee	June 2002 – Present	Retired. Formerly, Partner of Goodwin Procter LLP (June 1966 – September 2000).	[ ]	None.

Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Director/Trustee	January 2003 – Present	President, Obermeyer & Associates, Inc. (November 1999 – Present).	[ ]	None.

Directors/Trustees who are “Interested Persons”

(1)	Directors serve until their successors are duly elected and qualified.
(2)	For the purposes of this table, “Fund Complex” means the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolios, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

Officers

Information about each Company’s/Trust’s officers are set forth in the table below:

Name, Address and Age	Position Held with the Company/Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	President and Chief Executive Officer	December 2006 –Present	President and Chief Executive Officer, ING Investments, LLC(2) and ING Funds Services, LLC[3] (December 2006 – Present); Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001– December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Executive Vice President	April 2002 – Present	Executive Vice President ING Investments LLC(2) (December 2001 - Present). Formerly, Chief Compliance Officer, ING Investments, LLC (2) and Directred Services, LLC (October 2004 – December 2005); Chief Financial Officer and Treasurer, ING Investments, LLC (2) (December 2001 – March 2005); and Senior Vice President, ING Investments, LLC (2) (June 1998 - December 2001).

Stanley D. Vyner 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Executive Vice President	March 2002 – Present	Executive Vice President, ING Investments, LLC (2) (July 2000 – Present) and Chief Investment Risk Officer, ING Investments, LLC (January 2003 – Present). Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC (2) (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Chief Compliance Officer Executive Vice President	November 2004 –Present March 2006 – Present	Chief Compliance Officer of the ING Funds (November 2004 - Present) and ING Investments, LLC(2) and Directed Services, LLC (March 2006 – Present) and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 - October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 - May 2001).

Robert S. Naka 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Executive Vice President and Chief Operating Officer and Assistant Secretary	March 2006 – Present March 2002 – Present	Executive Vice President and Chief Operating Officer ING Funds Services, LLC, (3) and ING Investments, LLC (2) (March 2006 – Present). Formerly, Senior Vice President, ING Fund Services, LLC (3) (August 1999 – October 2001); Assistant Secretary, ING Funds Services, LLC (3) (October 2001 – Present).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC (3) (April 2005 – Present). Formerly, Vice President, ING Funds Services, LLC (3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC (2) (March 2001 – September 2002).

Name, Address and Age	Position Held with the Company/Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	June 2006 – Present	Senior Vice President, ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006); and Attorney–Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).
Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 36	Senior Vice President	June 2006 – Present	Senior Vice President of Operations, ING Funds Services, LLC(3) (May 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (September 2001 – May 2006).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Senior Vice President	December 2003 – Present	Senior Vice President, ING Investments, LLC (2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC (2) (January 2001 – October 2003).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 39	Vice President and Treasurer	March 2002 – Present	Vice President and Treasurer, ING Funds Services, LLC (3) (October 2001 – Present) and ING Investments, LLC (2) (August 1997 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	March 2003 – Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (4) (July 1995 ? Present); and Vice President, ING Investments, LLC (2) (February 2003 – Present); and Director of Compliance, ING Investments, LLC (2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC (2) (October 2001 – October 2004).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC (3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC (3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC (2) (September 1999 – October 2001).
Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Vice President	January 2007 – Present

Vice President, ING Funds Services, LLC (December 2006 – Present). Formerly, Senior Vice President, UMB Invest

ment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC (3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC (3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC (3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Name, Address and Age	Position Held with the Company/Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Last Five Years
Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	March 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC for more than the last five years.
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Secretary	September 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Assistant Secretary	September 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel, AIG American General (January 1999 – November 2002).

(1)	The officers hold office until the next annual meeting of Trustees and until their successors shall have been elected and qualified.
(2)	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that, was known as Pilgrim America Investments, Inc.
(3)	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that, was known as Pilgrim America Group, Inc.
(4)	ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that, was known as Pilgrim Securities.

BOARDS OF DIRECTORS/TRUSTEES

The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Board is comprised of experienced executives who oversee ING Funds’ activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.

Frequency

The Board currently conducts regular meetings four (4) times a year. The Audit Committee also meets regularly four (4) times per year, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee listed below operates pursuant to a charter approved by the Board.

Committees

The Board has established an Audit Committee whose functions include, among other things, meeting with the independent registered public accounting firm of each Company/Trust to review the scope of the Company’s/Trust’s audit, its financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell and Mr. Obermeyer . Mr. Obremeyer currently serves as Chairperson and Dr. Nogaard currently serves as Vice Chairperson of the Audit Committee. The Audit Committee held four [4] meetings during the fiscal year ended December 31, 2006.

The Board has established a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Portfolios and all other matters in which the adviser or any affiliated entity has an actual or potential conflict of interest. The Contracts Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer and Mr. O’Dell. Mr. Koch currently serves as Chairperson and Dr. DePrince currently serves as Vice Chairperson of the Contracts Committee. The Contracts Committee held six [6] meetings during the fiscal year ended December 31, 2006.

The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director/Trustee vacancies on the Board. The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer and Mr. O'Dell. The Nominating Committee is willing to consider nominations for vacancies received from shareholders and will assess shareholder nominees in the same manner as it reviews its own nominees. Shareholders wishing to submit a nomination for Director/Trustee at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Portfolio) in writing to the Nominating Committee, c/o the Secretary of the Portfolios, ING Variable Products Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Any recommendation made by a shareholder must contain sufficient information for the Nominating Committee to make an assessment of the candidate's suitability for the position of Independent Director. The Nominating Committee held two[2] meetings during the fiscal year ended December 31, 2006.

The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently consists of Mr. Koch, Dr. DePrince, Ms. Fighetti, Dr. Norgaard, Mr. Obermeyer and Mr. O’Dell. The Valuation Committee held no[0] meetings during the fiscal year ended December 31, 2006.

The Board has established a Compliance Committee for the purposes of (1) providing oversight with respect to compliance by the Portfolios and their service providers with applicable laws, regulations and internal policies and procedures affecting the operations of the Portfolios and (2) to serve as a committee, and in such capacity to receive, retain and act upon reports of evidence of possible material violations of applicable U. S. federal or state securities laws and breaches of fiduciary duty arising under U. S. federal or state laws. The Compliance Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer and Mr. O’Dell. Dr. Norgaard currently serves as Chairperson of the Compliance Committee and Mr. O’Dell currently serves as Vice Chairperson of the Compliance Committee. The Compliance Committee held four[4] meetings during the fiscal year ended December 31, 2006.

DIRECTOR/TRUSTEE OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director/Trustee.

Name of Director/Trustee	Dollar Range of Equity Securities in the Portfolio as of December 31, 2005						Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	VP Money Market Portfolio	VP Intermediate Bond Portfolio	VP Balanced, Inc.	Strategic Allocation Portfolios, Inc.	Variable Portfolios, Inc.	VP Growth and Income Portfolio
Independent Directors/Trustees
Albert E. DePrince, Jr.							[ ] [ ]
Maria Theresa Fighetti							[ ]
Sidney Koch							[ ]
Corine T. Norgaard							[ ]
Edward T. O’Dell							[ ]
Joseph E. Obermeyer							[ ]
Interested Directors/Trustees

(1)	Includes the value of shares in which a Director/Trustee has an indirect interest through a deferred compensation plan.

INDEPENDENT DIRECTOR/TRUSTEE OWNERSHIP OF SECURITIES

Set forth in the table below is the information regarding each Independent Director’s/Trustee’s (and his/her immediate family members) share ownership as of December 31, 2006 in securities of the Portfolio’s Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or Principal Underwriter of the Portfolio (not including registered investment companies).

Name of Director/Trustee	Name of Owner’s and Relationship to Director’ Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Albert E. DePrince, Jr.				$—
Maria Theresa Fighetti				$—
Sidney Koch				$—
Corine T. Norgaard				$—
Edward T. O’Dell				$—
Joseph E. Obermeyer				$—

DIRECTOR/TRUSTEE COMPENSATION

Each Portfolio pays each Director/Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $60,000; (ii) $7,500 for each in person meeting of the Board; (iii) $7,500 for each Contracts Committee meeting attended in person; (iv) $3,500 per attendance of any committee meeting (except Contracts Committee) held in conjunction with a meeting of the Board and $5,000 for meetings (except Contracts Committee) not held in conjunction with a meeting of the Board; (v) $2,500 per telephonic meeting; (vi) $35,000 annual fee to the Chairperson of the Contracts Committee, $15,000 annual fee to the Chairperson of both the Audit and Compliance Committees and $5,000 annual fee to the Chairperson of the Nominating Committee (for periods in which the Committee has operated); and (vii) $20,000 annual fee to the Vice Chairperson of the Contracts Committee and $7,500 annual fee to the Vice Chairperson of both the Audit and Compliance Committees. The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets as a percentage of the average net assets of all the Portfolios managed by the adviser for which the Directors/Trustees serve in common as Directors/Trustees.

The following table sets forth information provided by the Portfolios’ adviser regarding compensation of Directors/Trustees by each Portfolio and other funds managed by ING Investments, LLC and its affiliates for the fiscal year ended December 31, 2006. Officers of the company and Directors/Trustees who are interested persons of the company do not receive any compensation from the Portfolios or any other funds managed by ING Investments, LLC or its affiliates. None of these Directors/Trustees was entitled to receive pension or retirement benefits.

Name of Person and Position	VP Money Market Portfolio		VP Intermediate Bond Portfolio		VP Balanced Portfolio		Strategic Allocation Moderate Portfolio		Strategic Allocation Growth Portfolio		Strategic Allocation Conservative Portfolio		VP International Equity Portfolio
Corine Norgaard Trustee/Director	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Sidney Koch Trustee/Director	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Maria Theresa Fighetti(1) Trustee/Director	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Albert E. DePrince, Jr.(1) Trustee/Director	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Edward T. O’Dell(1) Trustee/Director	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Joseph E. Obermeyer(1) Trustee/Director	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Name of Person and Position	VP Global Science and Technology Portfolio			VP Growth Portfolio			VP Small Company Portfolio			VP Index Plus LargeCap Portfolio			VP Index Plus MidCap Portfolio			VP Plus Index SmallCap Portfolio			VP Value Opportunity Portfolio			Total Compensation from the Portfolios and ING Mutual Funds Complex Paid to Directors/ Trustees
Corine Norgaard Trustee/Director	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Sidney Koch Trustee/Director	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Maria Theresa Fighetti(1) Trustee/Director	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Albert E. DePrince, Jr.(1) Trustee/Director	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Edward T. O’Dell(1) Trustee/Director	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Joseph E. Obermeyer(1) Trustee/Director	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

(1)	Includes amounts deferred pursuant to a deferred compensation plan during the fiscal year ended December 31, 2006, Ms. Fighetti, Dr. DePrince and Mr. Obermeyer deferred $[ ], $[ ] and $[ ] respectively, of their compensation from the Portfolios.

The Board has adopted a retirement policy under with each Independent Director/Trustee is subject to mandatory retirement as of the later of (i) the March 31 next occurring after he or she attains the age of 72 and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

As of April [ ], 2007 officers and Directors/Trustees owned less than 1% of the outstanding shares of each Portfolio. To the best knowledge of the Portfolios, the names and addresses of the holders of 25% or more of the outstanding shares of each class of the Portfolios’ equity securities as of April [ ], 2007, and the percentage of the outstanding shares held by such holders are set forth in the table below. Shares of the Portfolios are issued in connection with investments in variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and qualified pension plans. As of April [ ], 2007, separate accounts of the following life insurance companies and/or qualified pension plans owned of record or beneficially 5% or more of the shares of the following Portfolios:

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio

*	The above entities are indirect wholly-owned subsidiaries of ING Groep. ING Groep is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with more than 113,000 employees. ING Groep’s principal executive offices are located at Strawinskylaan 2631, 1077 Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

ADVISER

The investment adviser for each Portfolio is ING Investments, which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Directors/Trustees of the Portfolios, has the overall responsibility for the management of each Portfolio’s subject to delegation of certain responsibilities to other ING Investments advisers including ING Investment Management Co. (“ING IM”) and BlackRock Advisors (each a “Sub-Adviser” and collectively, “Sub-Advisers”). ING IM is the Sub-Adviser to all the Portfolios except ING VP Global Science and Technology Portfolio; and BlackRock Advisors is the Sub-Adviser to ING VP Global Science and Technology Portfolio. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”)(NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. The principal executive offices of ING Groep are located at Strawinskylaan 2631, 1077 Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

On February 26, 2001, the name of the Adviser changed from “Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.” On March 1, 2002, the name of the Adviser was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.” Prior to March 1, 2002, ING IM served as Adviser to all the Portfolios (except VP Global Science and Technology Portfolio). On that date ING Investments, LLC began serving as adviser and ING IM began serving as the Sub-Adviser to each Portfolio (except VP Global Science and Technology Portfolio). BlackRock Advisors has served as the Sub-Adviser to VP Global Science and Technology Portfolio since January 1, 2004. Prior to January 1, 2004, AIC Asset Management LLC served as Sub-Adviser.

ING Investments serves pursuant to investment management agreements (“Investment Advisory Agreements”) between ING Investments and each Company/Trust on behalf of the Portfolios. The Investment Advisory Agreements requires the ING Investments to oversee the provision of all investment advisory and portfolio management services for each of the Portfolios. Pursuant to sub-advisory agreements between ING Investments and the Sub-Advisers (each a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) ING Investments has delegated certain management responsibilities to Sub-Advisers for each of the Portfolios. ING Investments oversees the investment management of the Sub-Advisers for the Portfolios.

The Investment Advisory Agreements requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio’s assets and the purchase or sale of its portfolio securities. The Investment Advisory Agreements provides that ING Investments is not subject to liability to the Portfolios for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.

After an initial term through December 31, 2002 the Investment Advisory Agreements and Sub-Advisory Agreements with ING IM (through April 1, 2004 for VP Global Science and Technology), continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Directors/Trustees who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.

Please see the Portfolio’s annual shareholder report dated December 31, 2006 for information regarding the basis of the Board's approval of the investment advisory and investment sub-advisory relationships. However, the discussion regarding ING VP Global Science and Technology Portfolio will be contained in the Portfolio’s annual shareholder report that will be dated December 31, 2006.

Each Investment Advisory Agreement may be terminated without penalty with not less than 60 days’ notice by the Board or by a vote of the holders of a majority of the Portfolio’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by ING Investments. The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of the Sub-Advisers. For its services, each Portfolio pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio(1)	Annual Advisory Fee
VP Strategic Allocation Growth	0.60% of the Portfolio’s average daily net assets.

VP Balanced	0.50% of the Portfolio’s average daily net assets.

VP Intermediate Bond	0.40% of the Portfolio’s average daily net assets.

VP Strategic Allocation Moderate	0.60% of the Portfolio’s average daily net assets.

VP Growth	0.60% of the Portfolio’s average daily net assets.

VP Growth and Income

0.50% on first $10 billion of the Portfolio’s average daily net assets;

0.45% on next $5 billion of the Portfolio’s average daily net assets; and

0.425% of the Portfolio’s average daily net assets in excess of $15 billion.

VP Index Plus LargeCap	0.35% of the Portfolio’s average daily net assets.

VP Index Plus MidCap	0.40% of the Portfolio’s average daily net assets.

VP Index Plus SmallCap	0.40% of the Portfolio’s average daily net assets.

VP International Equity	0.85% of the Portfolio’s average daily net assets.

VP Strategic Allocation Conservative	0.60% of the Portfolio’s average daily net assets.

VP Money Market	0.25% of the Portfolio’s average daily net assets.

VP Small Company	0.75% of the Portfolio’s average daily net assets.

VP Global Science and Technology	0.95% of the Portfolio’s average daily net assets.

VP Value Opportunity	0.60% of the Portfolio’s average daily net assets.

(1)	To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Total Advisory Fees Paid

During the fiscal years ended December 31, 2006, 2005, and 2004, the Portfolios paid ING Investments the following investment advisory fees:

Name of Portfolio	2006			2005	2004
VP Strategic Allocation Growth	$	[	]	$1,642,269	$1,414,839
VP Balanced	$	[	]	$6,472,484	$6,905,210
VP Intermediate Bond	$	[	]	$6,204,024	$5,104,847
VP Strategic Allocation Moderate	$	[	]	$1,701,116	$1,429,520
VP Growth	$	[	]	$1,047,664	$1,242,189
VP Growth and Income	$	[	]	$16,269,780	$17,953,307
VP Index Plus LargeCap	$	[	]	$6,164,505	$5,330,565
VP Index Plus MidCap	$	[	]	$3,777,373	$2,454,995
VP Index Plus SmallCap	$	[	]	$2,203,160	$1,046,533
VP International Equity	$	[	]	$474,708	$385,383
VP Strategic Allocation Conservative	$	[	]	$918,506	$850,962
VP Money Market	$	[	]	$2,721,032	$2,874,118
VP Small Company	$	[	]	$3,570,754	$3,658,965
VP Global Science and Technology	$	[	]	$727,106	$840,414
VP Value Opportunity	$	[	]	$1,200,566	$1,443,302

SUB-ADVISERS

The Investment Advisory Agreement for each of the Portfolios provides that ING Investments, with the approval of a Portfolio’s Board, may select and employ investment advisers to serve as sub-advisers for any of the Portfolios, and shall monitor the Sub-Advisers’ investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Management, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors/Trustees and officers of a Portfolio who are employees of ING Investments or its affiliates and office rent of a Portfolio. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the Sub-Advisory Agreements.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Portfolios are borne by the Portfolios, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Portfolio’s net asset value; taxes, if any, and the preparation of each Portfolio’s tax return; cost of stock certificates and any other expenses

(including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Portfolios under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors/Trustees of the Portfolios who are not employees of the Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreements may be terminated without payment of any penalties by the Adviser, the Directors/Trustees, on behalf of a Portfolio, or the shareholders of a Portfolio upon 60 days’ prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect from year to year, subject to the annual approval of the appropriate Board, on behalf of a Portfolio, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors/Trustees, on behalf of a Portfolio who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Pursuant to the Sub-Advisory Agreements between the Adviser and ING IM, ING IM acts as Sub-Adviser to all the Portfolios except VP Global Science and Technology Portfolio. In this capacity, ING IM, subject to the supervision and control of the Adviser and the Board, on behalf of the Portfolio, manages the Portfolios’ portfolio investments consistently with the Portfolios’ investment objectives, and executes any of the Portfolios’ investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Adviser. ING IM’s address is 230 Park Avenue, New York, NY 10169. ING IM is a wholly-owned subsidiary of ING Groep.

VP Global Science and Technology Portfolio and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into a new investment sub-advisory agreement and to make material changes to the Sub-Advisory Agreement with the approval of the VP Global Science and Technology Portfolio’s Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Board (including a majority of the Board’s disinterested Directors) of VP Global Science and Technology Portfolio must approve a new or amended Sub-Advisory Agreement with the Sub-Adviser. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change. The Adviser remains responsible for providing general management services to VP Global Science and Technology Portfolio, including overall supervisory responsibility for the general management services to VP Global Science and Technology Portfolio, including overall supervisory responsibility for the general management and investment of VP Global Science and Technology Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set VP Global Science and Technology Portfolio’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of VP Global Science and Technology Portfolio’s assets; (iii) when appropriate, allocate and reallocate VP Global Science and Technology Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-adviser and (v) implement procedures reasonably designed to ensure that the sub-adviser complies with VP Global Science and Technology Portfolio’s investment objectives, policies and restrictions.

Effective on or about September 30, 2006, ING Investments entered into an interim sub-advisory agreement (“Interim Agreement”) with BlackRock Advisors, LLC (“BlackRock Advisors”) on behalf of ING VP Global Science and Technology Portfolio, replacing BlackRock Advisors, Inc. The Interim

Agreement was entered into in accordance with Rule 15a-4 under the 1940 Act, which permits an investment adviser, to enter into interim sub-advisory arrangements with a sub-adviser, prior to shareholder approval, provided that the conditions of Rule 15a-4 are met. Rule 15a-4 requires, among other things, that the interim contract have a duration of no greater than 150 days following the date on which the previous contract was terminated, and that the compensation to be received under the interim contract is not grater than that payable under the previous agreement. The Interim Agreement provides for compensation to be paid to BlackRock Advisors, LLC, that is identical to the compensation that had been payable to BlackRock Advisors, Inc. (“BlackRock”) under the previous sub-advisory agreement and the Interim Agreement will terminate automatically as of February 27, 2007, or on such earlier date on which ING Investments, LLC enters into the new sub-advisory agreement with BlackRock Advisors provided that, in the latter case the proposal has been approved by shareholders. Pursuant to a Sub-Advisory Agreement between the Adviser and BlackRock Advisors, BlackRock Advisors serves as Sub-Adviser to VP Global Science and Technology Portfolio. BlackRock has served as Sub-Adviser since January 2, 2004. Prior to January 2, 2004 AIC Asset Management LLC served as Sub-Adviser. In this capacity, BlackRock Advisors subject to the supervision and control of the Adviser and the Board, on behalf of the Portfolio, manages the Portfolio’s investment portfolio consistently with the Portfolio’s investment objective, and executes any of the Portfolio’s investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are unpaid monthly by the Adviser. BlackRock Advisors’ address is 100 Bellevue Parkway, Wilmington, Delaware 19809. Founded in 1994, BlackRock Advisors is a wholly-owned subsidiary of BlackRock, one of the largest publicly-traded investment management firms in the U.S.

Sub-Advisory Fees

As compensation to each Sub-Adviser for its services, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets managed during the month:

Portfolio	Sub-advisory Fee
VP Growth	0.270% of the Portfolio’s average daily net assets.
ING VP International Equity	0.383% of the Portfolio’s average daily net assets.
ING VP Small Company	0.338% of the Portfolio’s average daily net assets.
ING VP Value Opportunity	0.270% of the Portfolio’s average daily net assets.
ING VP Global Science and Technology*	0.500% on first $200 million of the Portfolio’s average daily net assets;
0.450% on next $300 million of the Portfolio’s average daily net assets; and
0.400% of the Portfolio’s average daily net assets in excess of $500 million.
ING VP Balanced	0.225% of the Portfolio’s average daily net assets.
ING VP Growth and Income	0.225% on first $10 billion of the Portfolio’s average daily net assets;
0.203% on next $5 billion of the Portfolio’s average daily net assets; and
0.191% of the Portfolio’s average daily net assets in excess of $15 billion.
ING VP Intermediate Bond	0.180% of the Portfolio’s average daily net assets.
ING VP Money Market	0.113% of the Portfolio’s average daily net assets.
ING VP Index Plus LargeCap	0.158% of the Portfolio’s average daily net assets.
ING VP Index Plus MidCap	0.180% of the Portfolio’s average daily net assets.
ING VP Index Plus SmallCap	0.180% of the Portfolio’s average daily net assets.
ING VP Strategic Allocation Growth	0.270% of the Portfolio’s average daily net assets.
ING VP Strategic Allocation Moderate	0.270% of the Portfolio’s average daily net assets.
ING VP Strategic Allocation Conservative	0.270% of the Portfolio’s average daily net assets.

*	For purposes of calculating fees under the Sub-Advisory Agreement, the assets of the series shall be aggregated with the assets of ING Global Science and Technology Fund, a series of ING Series Fund, Inc., a registered investment company that is not a party to the Sub-Advisory Agreement. The aggregated assets will be applied to the above schedule and the resulting fee shall be prorated back to these two series and their respective Investment Sub-Adviser based on relative net assets.

Sub-Advisory Fees Paid

During the fiscal years ended December 31, 2006, 2005 and 2004 the Adviser paid the Sub-Advisers the following fees respectively.

Portfolio	2006			2005	2004
VP Growth	$	[	]	$471,448	$558,986
VP International Equity	$	[	]	$213,618	$173,422
VP Small Company	$	[	]	$1,606,837	$1,646,534
VP Value Opportunity	$	[	]	$541,577	$649,487
VP Global Science and Technology*	$	[	]	$382,687	$442,322
VP Balanced	$	[	]	$2,912,617	$3,107,345
VP Growth and Income	$	[	]	$7,321,389	$8,078,989
VP Intermediate Bond	$	[	]	$2,791,811	$2,297,172
VP Money Market	$	[	]	$1,224,463	$1,293,353
VP Index Plus LargeCap	$	[	]	$2,774,030	$2,398,764
VP Index Plus MidCap	$	[	]	$1,699,821	$1,104,743
VP Index Plus SmallCap	$	[	]	$991,424	$470,938
VP Strategic Allocation Growth	$	[	]	$739,020	$643,285
VP Strategic Allocation Moderate	$	[	]	$765,501	$636,679
VP Strategic Allocation Conservative	$	[	]	$413,327	$382,934

•	From January 2, 2004 to September 30, 2006, BlackRock Advisors, . was the Sub-Adviser to the Portfolio.

•	Effective September 30, 2006 BlackRock Advisors, LLC became the Sub-Adviser to the Portfolio.

Portfolio Managers

VP Growth and Income Portfolio, VP Growth Portfolio, VP Small Company Portfolio, VP Index Plus LargeCap Portfolio, VP Index Plus MidCap Portfolio, CP Index Plus SmallCap Portfolio, VP Value Opportunity Portfolio, VP Intermediate Bond Portfolio, VP Money Market Portfolio, VP International Equity Portfolio and the VP Strategic Allocation Portfolios.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2006.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Omar Aguilar	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Joseph Basset	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Kenneth Bragdon	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Christopher F. Corapi	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Vincent Costa	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Douglas Coté	[ ]	$[ ]	[ ]	$[ ]	[ ](1)	$[ ]
Mary Ann Fernandez	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Brian Gendreau	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Carl Ghielen	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Martin Jansen	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
James B. Kauffmann	[ ]	$[ ]	[ ]	$[ ]	[ ](2)	$[ ]
Michael Leskinen	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Scott Lewis	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Steve Salopek	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Richard Welsh	[ ]	$[ ]	[ ]	$[ ]	[ ]$	$[ ]
David S. Yealy	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

(1)	[ ] of these Accounts with Total Assets of $ have advisory fee that is also based on the performance of the Account.

(2)	[ ] of these Accounts with Total Assets of $ has an advisory fee that is also based on the performance of the Account.

Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from that of the portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may not be appropriate for the Portfolio. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio, maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee. As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation

ING VP Balanced Portfolio, ING VP Growth and Income Portfolio, ING VP Growth Portfolio, ING VP Small Company Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus Small Cap Portfolio, ING VP Value Opportunity Portfolio, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and the ING VP Strategic Allocation Portfolios.

For each of the portfolio managers (each a “Portfolio Manager” and collectively the “Portfolio Managers”) of the Portfolios listed above, compensation consists of (a) base salary; (b) bonus which is based on ING IM performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and, in certain instances, (c) long-term equity awards tied to the performance of the parent company, ING Groep.

The Portfolio Managers for the Portfolios listed above are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (the S&P 500® Index and LBAB Index for

Ms. Fernandez as Portfolio Manager to ING VP Balanced Portfolio; the S&P 500® Index for Mr. Aguilar as Portfolio Manager for ING VP Balanced Portfolio; the LBAB Index for Mr. Kauffmann as Portfolio Manager to ING VP Intermediate Bond Portfolio and ING VP Balanced Portfolio; the S&P 500® Index for Mr. Corapi and Mr. Lewis as Portfolio Managers for ING VP Growth and Income Portfolio; the Russell 1000 Growth Index for Mr. Bragdon and Mr. Welsh as Portfolio Managers for ING VP Growth Portfolio; the S&P 500® Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index for Mr. Aguilar, Mr. Costa and Mr. Coté as Portfolio Managers for ING VP Index Plus LargeCap, ING VP Index Plus MidCap and ING VP Index Plus SmallCap Portfolios, respectively; the iMoney Net First Tier Retail Index for Mr. Yealy as Portfolio Manager for ING VP Money Market Portfolio; the Russell 2000® Index for Mr. Salopek and Mr. Basset as Portfolio Managers for ING VP Small Company Portfolio; the Strategic Allocation Balanced Composite, the Strategic Allocation Growth Composite and the Strategic Allocation Income Composite for Ms. Fernandez and Mr. Gendreau as Portfolio Managers for the ING VP Strategic Allocation Conservative, ING VP Strategic Allocation Growth and the ING VP Strategic Allocation Moderate Portfolios, respectively (these composites are comprised of the Russell 3000® Index, MSCI EAFE® Index and the LBAB Index); and the Russell 1000 Value Index for Mr. Lewis and Mr. Leskinen as Portfolio Managers for the ING VP Value Opportunity Portfolio) and where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio Managers whose base salary compensation exceeds a particular threshold may participate in ING IM’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING IM stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Compensation

ING VP International Equity Portfolio

Regarding Martin Jansen’s compensation as the Portfolio Manager for the Portfolio listed above, the compensation consists of (a) base salary and (b) bonus, which is based on ING IM’s performance, 3 and 5 year pre-tax performance of the accounts they as portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for.

The Portfolio Manager is also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has a defined index, (here, the MSCI EAFE® Index) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for the Portfolio Manager. The measures for these Portfolio Managers are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by these Portfolio Managers. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the Portfolio Managers’ scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

If the Portfolio Manager’s base salary compensation exceeds a particular threshold he/she may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Regarding Carl Ghielen’s compensation as the Portfolio Manager for the Portfolio listed above, the compensation consists of (a) base salary; (b) bonus which is based on investment performance, 3 and 5 year pre-tax performance of the accounts the portfolio manager is primarily and jointly responsible for relative to account benchmarks and peer universe performance; and (c) long-term equity awards tied to the performance of the parent company, ING Groep.

The Portfolio Manager is also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. The measures used are outlined on a “scorecard” that is reviewed annually. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods for all accounts managed. The results are calculated on an asset weighted performance basis of the individual team scorecards.

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolios owned by the portfolio managers as of December 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Securities of the Portfolio Owned
Omar Aguilar	[ ]
Joseph Basset	[ ]
Kenneth Bragdon	[ ]
Christopher F. Corapi	[ ]
Vincent Costa	[ ]
Douglas Coté	[ ]
Mary Ann Fernandez	[ ]
Brian Gendreau	[ ]
Carl Ghielen	[ ]
Martin Jansen	[ ]
James B. Kauffmann	[ ]
Michael Leskinen	[ ]
Scott Lewis	[ ]

ING VP Global Science and Technology Portfolio

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2006.

Portfolio Manager	Registered Investment Companies					Other Pooled Investment Vehicles					Other Accounts
	Number of Accounts		Total Assets			Number of Accounts		Total Assets			Number of Accounts		Total Assets
Thomas P. Callan	[	]	$	[	]	[	]	$	[	]	[	](1)	$	[	]
Jean Rosenbaum	[	]	$	[	]	[	]		[	]	[	]	$	[	]
Erin Xie	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]

(1)	[ ] of these Accounts with Total Assets of $ million is subject to an advisory fee that is also based on the performance of the Account.

Potential Material Conflicts of Interest

BlackRock Advisors, LLC (“BlackRock Advisors”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock Advisors has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock Advisors furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock Advisors may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock Advisors, or in which portfolio managers have a personal interest in the receipt of such fees) which may be the same as or different from those made to the Portfolio. In addition, BlackRock Advisors, its affiliates, and any officer, director, stockholder, or employee may or may not have an interest in the securities whose purchase and sale BlackRock Advisors recommends to the Portfolio. BlackRock Advisors, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock Advisors with respect to the same securities. Moreover, BlackRock Advisors may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock Advisors’ (or its affiliates’) officers, directors, or employees are directors or officers, or companies as to which BlackRock Advisors or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategies utilized for the Portfolio. In connection, it should be noted that Mr. Callan and Ms. Xie currently manage certain accounts that are subject to performance fees. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock Advisory owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock Advisors purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock Advisors attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock Advisors has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock Advisors with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation

BlackRock Advisors’ financial arrangements with its portfolio managers, its competitive compensation, and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock Advisors such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base Compensation – Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary Compensation – In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) – The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock Advisors common stock. Mr. Callan, Ms. Rosenbaum and Ms. Xie have received awards under the LTIP.

Deferred Compensation Program – A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm's investment products. Each portfolio manager is permitted to allocate his or her deferred amounts among various options, including to certain of the firm's hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior portfolio managers, including Mr. Callan and Ms. Rosenbaum, was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers, including Ms. Xie, Ms. Rosenbaum and Mr. Callan is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

Options and Restricted Stock Awards – While incentive stock options are not currently being awarded to BlackRock Advisors employees, BlackRock, Inc previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock Advisors. These awards vest over a period of years. Mr. Callan and Ms. Rosenbaum have been granted stock options in prior years, and Mr. Callan participates in BlackRock Advisors’ restricted stock program.

Incentive Savings Plans – BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock Advisors’ employees are eligible to participate, including an Employee Stock Purchase Plan (“ESPP”) and a 401(k) plan. The 401(k) plan may involve a company match of the employee’s contribution of up to 6% of the employee’s salary. The firm's 401(k) plan offers a range of investment options, including registered investment companies managed by the firm. Each portfolio manager is eligible to participate in these plans.

Annual Incentive Compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock Advisors, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's teamwork and contribution to the overall performance of these portfolios and BlackRock Advisors. Unlike many other firms, portfolio managers at BlackRock Advisors compete against benchmarks, rather than each other. In most cases, including for the portfolio managers of the Portfolio, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolio or other accounts are measured. A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to the Portfolio’s portfolio managers, such benchmarks include the following:

Portfolio Manager, Portfolio(s) Managed, Benchmarks Applicable to Each Manager

Portfolio Manager	Portfolios Managed	Benchmarks Applicable to Each Portfolio Manager
Thomas P. Callan, CFA	Health Sciences opportunities Global Science & Technology Opportunities U.S. Opportunities International Opportunities Global opportunities	A combination of market-based indices (e.g., Standard & Poor’s 500® Index, Lipper Health/Biotechnology Funds Index, The Russell 3000 Healthcare Index, The S&P/Citgroup Extended Market Index, The S&P/CitiGroupExtended Market Global Ex-U.S.Index, The Pacific Stock Exchange Technology Index, The S&P/Citigroup Global BMI), certain customized indices and certain fund industry peer groups.
Erin Xie, PhD	Health Sciences Opportunities Global Science & Technology Opportunities Global Opportunities	The S&P/Citigroup Extended Market Index, The Pacific Stock Exchange Technology Index, The S&P/Citigroup Global BMI), certain customized indices and certain fund industry peer groups.
Jean M. Rosenbaum, CFA	U.S. Opportunities Global Science & Technology Opportunities Global Opportunities	A combination of market-based indices (e.g., The S&P/Citigroup Extended Market Index, The Pacific Stock Exchange Technology Index, The S&P/Citigroup Global BMI), certain customized indices and certain fund industry peer groups.

The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in theses other capacities.

Portfolio Manager Ownership of Securities

As of December 31, 2006, the end of the Fund’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Portfolio Manager	Dollar Range of Securities of the Portfolio Owned
Thomas Callan	[ ]
Jean Rosenbaum	[ ]
Erin Xie	[ ]

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”) serves as administrator for each of the Portfolios pursuant to an Administration Agreement. The Administrator is an affiliate of ING Investments. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Portfolios’ business, except for those services performed by ING Investments under the Investment Advisory Agreements, the Sub-Advisors under the applicable Sub-Advisory Agreements, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement, and such other service providers as may be retained by the Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Portfolios. The Administrator is also responsible for monitoring the Portfolios in compliance with applicable legal requirements and for investment policies and restrictions of the Portfolios.

Prior to April 1, 2002, ING IM provided administrative services of the Portfolios pursuant to administrative agreements. The services provided by ING IM included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semi-annual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholders communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board. Since its appointments as Administrator on April 1, 2002, ING Funds Services has provided substantially similar administrative services to the Portfolios pursuant to the Administration Agreements.

The Administration Agreement may be cancelled by the Board, without payment of any penalty, by a vote of a majority of the Directors/Trustees upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Company/Trust.

Administration Fees Paid

For its services, the Administrator is entitled to receive from the Portfolios a fee at an annual rate of 0.055% of the first $5 billion of the Portfolio’s average daily net assets and 0.03% thereafter. During the fiscal years ended December 31, 2006, 2005, and 2004, the Portfolios paid the Administrator the following administrative fees:

Name of Portfolio	2006	2005	2004
VP Strategic Allocation Growth	$	$150,536	$129,691
VP Balanced	$	$711,952	$759,557
VP Intermediate Bond	$	$853,026	$701,899
VP Strategic Allocation Moderate	$	$155,930	$131,037
VP Growth	$	$96,032	$113,865
VP Growth and Income	$	$1,789,672	$1,974,822
VP Index Plus LargeCap	$	$968,680	$837,646
VP Index Plus MidCap	$	$519,372	$337,553
VP Index Plus SmallCap	$	$302,925	$143,895
VP International Equity	$	$30,715	$24,936
VP Strategic Allocation Conservative	$	$84,194	$78,003
VP Money Market	$	$598,609	$632,293
VP Small Company	$	$261,847	$268,319
VP Global Science and Technology	$	$42,094	$48,654
VP Value Opportunity	$	$110,048	$132,300

EXPENSE LIMITATION AGREEMENTS

ING Investments has entered into expense limitation agreements with the following Portfolios, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of these Portfolios which exclude interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolios’ Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments do not exceed the expense limitation shown on the following table:

Portfolio	ADV Class	Class I	Class S
VP Growth	1.30%	0.80%	1.05%
VP International Equity	1.65%	1.15%	1.40%
VP Small Company	1.45%	0.95%	1.20%
VP Value Opportunity	1.30%	0.80%	1.05%
VP Global Science and Technology	1.65%	1.15%	1.40%
VP Index Plus LargeCap	1.05%	0.55%	0.80%
VP Index Plus MidCap	1.10%	0.60%	0.85%
VP Index Plus SmallCap	1.10%	0.60%	0.85%
VP Strategic Allocation Growth	1.25%	0.75%	1.00%
VP Strategic Allocation Moderate	1.20%	0.70%	0.95%
VP Strategic Allocation Conservative	1.15%	0.65%	0.90%

Each Portfolio may at a later date reimburse ING Investments for investment management fees waived or reduced and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

The expense limitation agreements provide that the expense limitations shall continue until May 1, 2007. The expense limitation agreements are contractual and, after the initial term, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to lead Independent Director/Trustee upon thirty (30) days’ prior to the end of the then-current term or upon termination of the Investment Management Agreement. Each Expense Limitation Agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to the Adviser as its principal place of business.

CUSTODIAN

The cash and securities owned by each of the Portfolios are held by The Bank of New York, One Wall Street, New York, New York 10286, as custodian, which takes no part in the decisions relating to the purchase or sale of the Portfolio’s securities.

The custodian does not participate in determining the investment policies of a Portfolio nor in deciding which securities are purchased or sold by a Portfolio. A Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

TRANSFER AGENT

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri serves as the transfer agent and dividend-paying agent to the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, MA 02110, serves as independent auditors to the Portfolios. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA 02109.

PRINCIPAL UNDERWRITER

Shares of the Portfolios are offered on a continuous basis. The Portfolio’s principal underwriter is ING Funds Distributor, LLC, 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor, LLC is a Delaware Corporation and is an indirect wholly-owned subsidiary of ING Groep N.V. and an affiliate of ING Investments, LLC. As principal underwriter for each Portfolio, ING Funds Distributor, LLC has agreed to use its best efforts to distribute the shares of each Portfolio thereof.

DISTRIBUTION SERVICING ARRANGEMENTS

Shares are distributed by Distributor. The Class S shares of the Portfolios are subject to a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Distribution Plan, the Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets regardless of expenses of the Class S shares of each Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors/Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control of the Portfolios could be deemed to have a financial interest in the Plan. No other interested person of the Portfolios has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Portfolios’ assets and potential continued growth, 2) the services provided to the Portfolios and its shareholders by the Distributor, and 3) the Distributor’s shareholder distribution-related expenses and costs.

ING Investments and the Sub-Advisers or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with access to registered representatives of the securities dealer.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the following Portfolios paid to the Distributor for the fiscal year ended December 31, 2006 were as follows:

Portfolio	ADV Class*			Class I			Class S
VP Balanced
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

VP Growth
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

VP Growth and Income
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

VP Index Plus LargeCap
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]

VP Small Company
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

Strategic Allocation Growth
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

Strategic Allocation Conservative
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

VP Global Science and Technology
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

VP International Equity
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

VP Value Opportunity
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

VP Intermediate Bond
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

VP Money Market
Advertising	$	[	]	$	[	]	$	[	]
Printing	$	[	]	$	[	]	$	[	]
Salaries & Commissions	$	[	]	$	[	]	$	[	]
Broker Servicing	$	[	]	$	[	]	$	[	]
Miscellaneous	$	[	]	$	[	]	$	[	]
Total	$	[	]	$	[	]	$	[	]

*	ADV Class shares had not commenced operations as of the date of this SAI.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN

Effective April 30, 2006, ADV Class shares of the Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class shares.

The shareholder service fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services (“Services”) including, but not limited to: acting as the shareholder of record; processing purchase and redemption orders; maintaining participant account records; answering participant questions regarding the Portfolios; facilitation of the tabulation of shareholder votes in the event of a meeting of Portfolio shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Portfolios and to service providers, provision of support services including providing information about the Portfolios and answering questions concerning the Portfolios, and provision of other services as may be agreed upon from time to time.

The distribution fee may be used to cover expenses incurred in promoting the sale of ADV Class and Class S shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Plan has been approved by the Board, including all of the Directors/Trustees who are not “interested persons”, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan (“Independent Directors/Trustees”), cast in person at a meeting called for that purpose. The Plan must be renewed annually by the Board, including the Independent Directors/Trustees. The Plan may be terminated as to a Portfolio at any time, without any penalty, by such Directors/Trustees on not more than 30 days’ written notice.

Any material amendments to the Plan must be approved by the Independent Directors/ Trustees.

ADV Class shares have not commenced operations as of the date of this SAI.

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolios are required by the SEC to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolios post their portfolio holdings schedule on ING’s website on a calendar-quarter basis and is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., the Portfolios will post the quarter-ending June 30 holdings on August 1).

The Portfolios also compile a list composed of their ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios annual or semi-annual shareholder reports, or view on ING’s website, the Portfolios’ portfolio holdings schedule. The Top Ten lists are also provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, the Portfolios may provide their complete portfolio holdings to certain unaffiliated third-parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolios’ disclosure of their portfolio holdings may include disclosure:

•	To the Portfolios’ independent registered public accounting firm, named herein, for use in providing audit opinions;

•	To financial printers for the purpose of preparing the Portfolios’ regulatory filings;

•	For the purpose of due diligence regarding a merger or acquisition;

•	To a new adviser or sub-adviser prior to the commencement of its management of a Portfolio;

•	To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P’s, such agencies may receive more raw data for the Portfolios that is posted on the Portfolios’ website;

•	To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolios;

•	To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; and

•	To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios’ shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolios’ Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ adviser, sub-advisers, principal underwriter or any affiliated person of the Portfolios, their adviser, or their principal underwriter, on the other. Such Policies authorize the Portfolios’ administrator to implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios’ shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-advisers, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios’ administrator to authorize the release of the Portfolios’ portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios’ Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios’ Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Portfolio are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in each Portfolio’s Prospectuses. The value of shares redeemed may be more or less than the shareholder’s costs, depending upon the market value of the portfolio securities at the time of redemption.

Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange (“NYSE”) is closed for other than customary weekend or holiday closings, (b) when trading on NYSE is restricted, (c) when an emergency exists, as a result, as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays

(nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolios will not redeem shares: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.

Shares of the Portfolios are offered, on a continuous basis, to both registered and unregistered separate accounts of affiliated Participating Insurance Companies to Portfolio variable annuity contracts (the “VA Contracts”) and variable life insurance policies (“VLI Policies”). Each separate account contains divisions, each of which corresponds to a Portfolio. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Portfolio which corresponds to that division. Each separate account purchases and redeems shares of these Portfolios for its divisions as net asset value without sales or redemption charges.

The Portfolios may offer the shares of their Portfolios to certain pension and retirement plans qualified under the Code. The relationships of pension and retirement plans and pension and retirement plan participants to the Portfolio would be subject, in part, to the provisions of the individual pension and retirement plans and applicable law. Accordingly, such relationships could be different from those described in the Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

The Board monitors for possible conflict among separate accounts (and will do so for pension and retirement plans) buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or pension and retirement plan) withdrawing because of a conflict.

Each Portfolio ordinarily affects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g. purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio’s NAV per share next computed on the day on which the separate account processes such transactions. Each Portfolio effects order to purchase or redeem its shares that are not based on such transactions at the Portfolio’s net asset value per share next computed on the day on which the Portfolio receives the orders.

Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the contract.

BROKERAGE ALLOCATION AND TRADING POLICIES

The Sub-Advisers for all of the Portfolios place orders for the purchase and sale of securities, supervise their execution and negotiate brokerage commissions on behalf of each Portfolio. For purposes of this section, discussion of the Adviser includes the Sub-Advisers. It is the practice of the Adviser to seek the best execution of orders and to negotiate brokerage commissions, which in the Adviser’s opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser’s appraisal of the firm’s ability to execute the order in the desired manner, the value of research, brokerage and other services provided by the firm. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Portfolios although the Adviser may place orders with broker-dealers that have sold shares of the Portfolios or Variable Contracts whose proceeds are invested in Variable Contracts. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed-income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser’s staff since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser’s staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser, and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Portfolios. While this information may be useful in varying degrees and may tend to reduce the Adviser’s expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser’s expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Portfolios and their shareholders. The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or Sub-Advisers.

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results, taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

Brokerage commissions were paid as follows:

Portfolio	2006			2005	2004
VP Strategic Allocation Growth	$	[	]	$569,023	$569,540
VP Balanced	$	[	]	$1,834,030	$2,231,525
VP Intermediate Bond	$	[	]	$108,000	$37,260
VP Strategic Allocation Moderate	$	[	]	$484,242	$437,879
VP Growth	$	[	]	$529,114	$733,221
VP Growth and Income	$	[	]	$7,313,411	$14,253,479
VP Index Plus LargeCap	$	[	]	$1,630,411	$1,190,365
VP Index Plus MidCap	$	[	]	$1,241,433	$979,999
VP Index Plus SmallCap	$	[	]	$645,169	$512,444
VP International Equity	$	[	]	$191,738	$206,356
VP Strategic Allocation Conservative	$	[	]	$179,602	$177,859
VP Money Market	$	[	]	$0	$0
VP Small Company	$	[	]	$1,299,305	$1,715,852
VP Global Science and Technology	$	[	]	$395,781	$712,803
VP Value Opportunity	$	[	]	$260,745	$163,134

For the fiscal years ended December 31, 2006, 2005 and 2004, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers because of research services:

	Commissions Paid on Total Transactions
Portfolio Name	2006	2005	2004	2003
VP Balanced		$275,396	$289,732
VP Growth and Income		$1,293,626	$4,067,211
VP Growth		$114,966	$240,614
VP Small Company		$28,356	$146,863
VP Index Plus LargeCap		$181,000	$221,099
VP Index Plus MidCap		$71,476	$2,962
VP Index Plus SmallCap		$27,058	$0
VP Value Opportunity		$29,950	$25,007
VP Intermediate Bond		$0	$0
VP Money Market		$0	$0
VP Global Science and Technology		$0	$0
VP International Equity		$0	$0
VP Strategic Allocation Moderate		$57,154	$49,487
VP Strategic Allocation Growth		$67,951	$60,972
VP Strategic Allocation Conservative		$19,765	$21,581

During the fiscal year ended December 31, 2006, the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2006:

Portfolio	Security Description	Market Value
VP Strategic Allocation Growth
VP Balanced

VP Intermediate Bond
VP Strategic Allocation Moderate
VP Growth
VP Growth and Income
VP Index Plus LargeCap

VP Index Plus MidCap
VP Index Plus SmallCap
VP International Equity
VP Strategic Allocation Conservative
VP Money Market
VP Small Company
VP Global Science and Technology
VP Value Opportunity

CODE OF ETHICS

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

The Portfolios, ING Investments, the Sub-Advisers and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all “access persons,” as defined by the Investment Adviser’s Act of 1940, who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Portfolio that may rise from personal trading of securities that may be purchased or held by a Portfolio or of Portfolio shares. The Code of Ethics also prohibits short-term trading of a Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all holdings and security transactions with the ING Funds’ Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios’ portfolio securities. The procedures and guidelines delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Portfolios, including the procedures of ING Investments, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valuated at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See “Net Asset Value” in the “Information for Investors” section of the Prospectuses. The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If a significant event which is likely to impact the value of one or more foreign securities held by the Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio’s NAV is calculated on any business day, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolios to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolios determines their NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolios’ NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to a Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

TAX CONSIDERATIONS

The following is only a limited discussion of certain additional tax considerations generally affecting each Portfolio. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio and no explanation is provided with respect to the tax treatment of any Portfolio shareholder. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Holders of VA Contracts or VLI Policies must consult the contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such VA Contracts or VLI Policies.

Qualification as a Regulated Investment Company

Each Portfolio intends to elect to qualify as a “regulated investment company” (“RIC”) under the provisions of Subchapter M of the Code. If a Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it attributes.

To qualify for treatment as a RIC, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt form tax).

Excise Tax

Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

-	98% of the Portfolio’s ordinary income for the calendar year;

-	98% of the Portfolio’s capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

-	any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

Diversification

Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate accounts used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs. Failure by a Portfolio to both qualify as a RIC and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (“IRS”) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. To date, the treasury Department has issued only a few such pronouncements. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no insurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio’s investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

Foreign Investments

Investment income from foreign securities maybe subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio’s assets to be invested in various countries is not known.

General Summary

The discussion of “Taxes” in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury regulations now in effect as currently interpreted by the courts and the Internal revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

PERFORMANCE INFORMATION

Performance information for each Portfolio including the yield and effective yield of ING VP Money Market Portfolio, the yield of ING VP Intermediate Bond Portfolio, the dividend yield of ING VP Money Market Portfolio and ING VP Bond Portfolio and the total return of all Portfolios, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Yields

Current yield for ING VP Money Market Portfolio will be based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

The yield and effective yield for ING VP Money Market Portfolio for the seven days ended December 31, 2004, were 1.94% and 1.94%, respectively.

30-Day Yield for Certain Non-Money Market Portfolios

Quotations of yield for ING VP Intermediate Bond Portfolio will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

YIELD = 2[( a – b + 1)[6] - 1]
cd

Where:	a =	dividends and interest earned during the period
	b =	the expenses accrued for the period (net of reimbursements)
	c =	the average daily number of shares outstanding during the period
	d =	the maximum offering price per share on the last day of the period

For purposes of determining net investment income during the period (variable “a” in the formula), interest earned on debt obligations held by the Portfolio is calculated each day during the period according to the formulas below, and then added together for each day in the period:

•	Certain mortgage-backed, asset-backed and CMO securities: Generally, interest is computed by taking daily interest income (coupon rate times face value divided by 360 or 365, as the case may be) adjusted by that day’s pro-rata share of the most recent paydown gain or loss from the security;

•	Other debt obligations: Generally, interest is calculated by computing the yield to maturity of each debt obligation held based on the market value of the obligations (including current interest accrued) at the close of each day, dividing the result by 360 and multiplying the quotient by the market value of the obligation (including current accrued interest).

For purposes of this calculation, it is assumed that each month contains 30 days.

Undeclared earned income will be subtracted from the net asset value per share (variable “d” in the formula). Undeclared earned income is the net investment income, which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

For the 30-day period ended December 31, 2006:

Class I

Portfolio	Yield
VP Intermediate Bond	4.55%

Class S

Portfolio	Yield
VP Intermediate Bond	4.29%

Average Annual Total Return

Quotations of average annual total return for any Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over a period of one, five and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the formula:

P (1 + T)n = ERV

Where:	P =	a hypothetical initial payment of $1,000
	T =	an average annual total return
	n =	the number of years
	ERV =	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

All total return figures reflect the deduction of Portfolio expenses (an on annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

On July 16, 2001, the existing shares of the following eight series: VP Growth, VP Index Plus LargeCap, VP Index Plus MidCap, VP Index Plus SmallCap, VP International, VP Small Company, VP Global Science and Technology and VP Value Opportunity Portfolios were redesignated as Class I Shares and a new class of shares, Class S shares was introduced; of the new eight series introduced for Class S Shares, the following four Class S shares are offered to the public, VP Index Plus LargeCap, VP Index Plus MidCap, VP Index Plus SmallCap, and VP Value Opportunity Portfolios. On November 1, 2001, the existing shares of VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income Portfolios were redesignated as Class R Shares and a new class of shares, Class S, was introduced. On May 1, 2002 the existing shares of VP Balanced, VP Intermediate Bond, VP Growth and Income, and VP Money Market Portfolios were redesignated as Class R shares and a new class of shares, Class S, was introduced. Effective May 1, 2004, the Class R shares were redesignated as Class I shares. Effective April 29, 2005, the ADV Class shares were introduced for the VP Balanced, VP Growth and Income, VP Growth, VP Value Opportunity, VP Intermediate Bond, VP International Equity, VP Strategic Allocation Balanced, VP Strategic Allocation Growth and VP Strategic Allocation Income Portfolios.

For periods prior to the Class S inception date, Class S performance is derived from the historical performance of Class I shares, adjusted to reflect the Class S shares’ 0.25% Rule 12b-1 distribution fee. Performance information will be computed separately for each class. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Total Return Quotations as of December 31, 2006

Class I

Portfolio Name	1 Year	5 Years	10 Years	Since Inception	Inception Date
VP Strategic Allocation Growth					07/05/95
VP Balanced					04/03/89
VP Intermediate Bond					05/23/73
VP Strategic Allocation Moderate					07/05/95
VP Growth					12/13/96
VP Growth and Income					12/31/79
VP Index Plus LargeCap					09/16/96
VP Index Plus MidCap					12/16/97
VP Index Plus SmallCap					12/19/97
VP International Equity					12/22/97
VP Strategic Allocation Conservative					07/05/95
VP Money Market					01/01/80
VP Small Company					12/27/96
VP Global Science and Technology					05/01/00
VP Value Opportunity					12/13/96

Class S

Portfolio Name	1 Year	5 Years	10 Years	Since Inception	Inception Date
VP Strategic Allocation Growth					08/05/05
VP Balanced					05/29/03
VP Intermediate Bond					05/03/02
VP Strategic Allocation Moderate					6/7/05
VP Growth					11/01/01
VP Growth and Income					06/11/03
VP Index Plus LargeCap					07/16/01
VP Index Plus MidCap					07/16/01
VP Index Plus SmallCap					07/16/01
VP International Equity					11/01/01
VP Strategic Allocation Conservative					08/05/05
VP Money Market					N/A
VP Small Company					11/01/01
VP Global Science and Technology					07/20/05
VP Value Opportunity					07/16/01

Class I (revised for Class S shares)(1)

Portfolio Name	1 Year	5 Years	10 Years	Since Inception	Inception Date
VP Strategic Allocation Growth					07/05/95
VP Balanced					04/03/89
VP Intermediate Bond					05/23/79
VP Strategic Allocation Moderate					07/05/95
VP Growth					12/13/96
VP Growth and Income					12/31/79
VP Index Plus LargeCap					09/16/96
VP Index Plus MidCap					12/16/97
VP Index Plus SmallCap					12/19/97
VP International Equity					12/22/97
VP Strategic Allocation Conservative					07/05/95
VP Money Market					01/01/80
VP Small Company					12/27/96
VP Global Science and Technology					05/01/00
VP Value Opportunity					12/13/96

(1)	The performance for Class I shares is adjusted to reflect the Class S shares’ 0.25% distribution fee.

ADV Class shares have not yet commenced operations as of the date of this statement of additional information.

Performance information for a Portfolio may be compared, in reports and promotional literature, to: (a) the S&P’s 500® Index, the Russell 2000 Index, the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Intermediate Government Bond Index, Merrill Lynch High-Yield Index, Salomon Brothers Broad Investment Grade Bond Index, Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Portfolio.

FINANCIAL STATEMENTS

The Financial Statements and the independent auditors’ reports thereon, appearing in each Portfolio’s annual shareholder report for the period ending December 31, 2006, are incorporated by reference in this Statement. Each Portfolio’s annual and semi-annual shareholder reports are available upon request and without charge by calling 1-800-992-0180.

APPENDIX A

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date: July 29, 2003

Revision Date: March 30, 2006

I.	INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors1 (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors2 of the Board. Only the Board may amend these Procedures and Guidelines. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.	DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to ING Investments, LLC (the “Adviser”) the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund, in accordance with the then-current Procedures and Guidelines approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate. The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

[1]	Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

[2]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Effective Date: 07/29/03 Revision Date: 03/30/06

III.	APPROVAL AND REVIEW OF PROCEDURES

The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3. The Board hereby approves such procedures.

Any material changes to the Adviser’s proxy voting procedures (the “Adviser Procedures”) must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures. The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.

IV.	VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures.

A.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to

Effective Date: 07/29/03 Revision Date: 03/30/06

the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in Section IV.B. above and Section V. below.

Effective Date: 07/29/03 Revision Date: 03/30/06

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures), in substantially the form attached hereto as Exhibit 2. As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as directed by the Guidelines, or in accordance with the recommendation of the Agent, where applicable. Cases in which any member of the Proxy Group or a participating Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist, except that, upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

V.	CONFLICTS OF INTEREST

In any case in which there appears to be a conflict of interest with respect to the Agent’s recommendation on a matter requiring case-by-case consideration, no action shall be taken on such matter (i.e., a “Non-Vote”). In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report when so required, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote Within

Effective Date: 07/29/03 Revision Date: 03/30/06

Guidelines so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.

VI.	REPORTING AND RECORD RETENTION

A.	Reporting by the Funds

Annually in August, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B.	Reporting to the Boards

At each regularly scheduled meeting, the Board will receive a report from the Adviser’s Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, (1) that was voted Out-of-Guidelines; and (2) for which the Proxy Group initially recommended a vote Out-of-Guidelines, but which was ultimately voted Within Guidelines in accordance with Section V hereof. Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending, an Out-of-Guidelines Vote.

Effective Date: 07/29/03 Revision Date: 03/30/06

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING VP BALANCED PORTFOLIO, INC.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING GET FUNDS

ING VP BOND PORTFOLIO

ING VP MONEY MARKET PORTFOLIO

ING VARIABLE FUNDS

ING VARIABLE PORTFOLIOS, INC.

ING SERIES FUND, INC.

Effective Date: 07/29/03 Revision Date: 03/30/06

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

FORM OF CONFLICTS REPORT

Effective Date: 07/29/03 Revision Date: 03/30/06

FORM OF CONFLICT OF INTEREST REPORT – PROXY GROUP MEMBERS

PROXY VOTING OF THE ING FUNDS

Issuer:

Meeting Date:

1.	To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal? This does not include former business relationships with which you have had no communication for at least one year and have no expectation of future or ongoing communication.
	Explanation:	YES ☐	NO ☐

2.	To your knowledge, (1) does any ING Entity have a Material Business Relationship with the Issuer or (2) is any ING Entity actively seeking to have a Material Business Relationship with the Issuer?
	Explanation:	YES ☐	NO ☐

3.	Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer? This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.
	Explanation:	YES ☐	NO ☐

4.	Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?
	Explanation:	YES ☐	NO ☐

Name:	Date:

Certification: As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders. I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.

Definitions:

Affiliate means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the Issuer; (B) any company 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the Issuer; (D) any officer, director, partner, copartner, or employee of the Issuer; (E) if the Issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the Issuer is an unincorporated investment company not having a board of directors, the depositor thereof.

ING Entity means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC, ING Funds Distributor, LLC, ING Investment Management Co., ING Investment Management Americas, Directed Services, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC.

Issuer includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, merger partner, subsidiary or parent, or company under common control, but does not include entities associated with the Issuer solely through the provision of consulting, advisory or other professional services.

Material Business Relationship means, but, subject to review by Counsel, may not be limited to, a relationship which you know to constitute (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 5% of the outstanding securities of the Issuer (“5% Issuer”) (except that an Issuer’s affiliation with a 5% Issuer shall not constitute a de facto conflict of interest for ING with the first Issuer).

** Please return to ING Funds Proxy Coordinator at 480-477-2786 or proxycoordinator@ingfunds.com **

Effective Date: 07/29/03 Revision Date: 03/30/06

EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

DIRECTED SERVICES, INC.

AND

ING LIFE INSURANCE AND ANNUITY COMPANY

PROXY VOTING PROCEDURES

I.	INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

Effective Date: 07/29/03 Revision Date: 03/30/06

II.	ROLES AND RESPONSIBILITIES

A.	Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group, or a Fund’s Valuation, Proxy and Brokerage Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to

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call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

Effective Date: 07/29/03 Revision Date: 03/30/06

matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.	Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.	VOTING PROCEDURES

A.	In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

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B.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy

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Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.	The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.	ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.	Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the

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Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.	Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

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The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.	REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

Effective Date: 07/29/03 Revision Date: 03/30/06

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Manager – Special Projects, ING Funds Services, LLC

Julius Drelick	Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

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EXHIBIT 4

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.	INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Adviser will not subordinate the interest of beneficial owners to unrelated objectives. The Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.	GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

PROPOSAL	Guidelines

THE BOARD OF DIRECTORS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.

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PROPOSAL	Guidelines
Voting on director nominees in uncontested elections not subject to specific policies described herein	Case-by-Case

Voting on independent outside director nominees in any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence	Case-by-Case

Votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. Do not withhold votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.	Withhold

Votes from a nominee in connection with poison pill considerations (e.g., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee	Withhold

Provided that a nominee served on the board during the relevant time period, votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally do not withhold votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.	Withhold

Voting on a nominee who has not acted upon withhold votes representing a majority of the votes cast at the previous annual meeting	Case-by-Case

Votes from inside directors or affiliated outside directors who sit on the audit committee	Withhold

Votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a case-by-case basis if the committee is majority insider-controlled.	Do Not Withhold

Votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).	Do Not Withhold

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
In cases in which the Agent has identified a “pay for performance disconnect”, votes on nominees who sit on the compensation committee or from the pay package recipient.	Do Not Withhold

•   Compensation committee members who served during the relevant time period if the Agent has raised other considerations regarding compensation practices, but do not withhold votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member

Case-by-Case

Independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote against auditor ratification if concerns exist regarding such fees, e.g., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.	For

It shall generally be the policy of the Funds that a board should be majority independent. Inside director or affiliated outside director nominees in cases in which the full board is not majority independent, excluding any non-voting director (e.g., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to withhold or vote for nominees in a manner consistent with votes cast by the Fund(s) in the previous year.	Case-by-Case

Nominees who sit on up to (and including) seven public company boards, unless the nominee is also CEO of a public company, in which case the public company board threshold shall be four	For

Nominees who are not public company CEOs but sit on more than seven public company boards, or public company CEO nominees who sit on more than four public company boards	Case-by-Case

Proposals Regarding Board Composition or Board Service

•   Shareholder proposals to impose new board structures or policies, including those requiring that the positions of Chairman and CEO be held separately, except consider such proposals on a case-by-case basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Against

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PROPOSAL	Guidelines

•   Management proposals to adopt or amend board structures or policies, except consider such proposals on a case-by-case basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

For

• Shareholder proposals seeking more than a simple majority of independent directors	Against

• Shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors	Against

• Shareholder proposals to limit the number of public company boards on which a director may serve	Against

• Shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director)	Against

• Shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein	Against

•   Shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee)

For

• Shareholder proposals to limit the tenure of outside directors	Against

•   Shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally do not vote against management proposals seeking to establish a retirement age for directors

Against

Shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board	Against

Director and Officer Indemnification and Liability Protection	Case-by-Case

• Limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care	Against

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PROPOSAL	Guidelines
• Proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	Against

•   Proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)    The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)    Only if the director’s legal expenses would be covered

For

PROXY CONTESTS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

Voting for director nominees in contested elections	Case-by-Case

Reimburse proxy solicitation expenses	Case-by-Case

AUDITORS

Management proposals to ratify auditors, except in cases of high non-audit fees	For

Non-Audit Services

•   Approval of auditors when total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees. Vote against management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote for shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote against.

Case-by-Case

Auditor Independence

• Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or capping the level of non-audit services	Case-by-Case

Audit Firm Rotation

• Shareholder proposals asking for mandatory audit firm rotation	Against

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PROPOSAL	Guidelines
PROXY CONTEST DEFENSES

Board Structure: Staggered vs. Annual Elections

• Proposals to classify	Against

• Proposals to repeal classified boards and to elect all directors annually	For

Shareholder Ability to Remove Directors

• Proposals that provide that directors may be removed only for cause	Against

• Proposals to restore shareholder ability to remove directors with or without cause	For

• Proposals that provide that only continuing directors may elect replacement to fill board vacancies	Against

• Proposals that permit shareholders to elect directors to fill board vacancies	For

Cumulative Voting

• Management proposals to eliminate cumulative voting, unless the company maintains a classified board of directors	For

• Shareholder proposals to restore or permit cumulative voting, in cases in which the company maintains a classified board of directors	For

Time-Phased Voting

• Proposals to implement time-phased or other forms of voting that do not promote a one share, one vote standard	Against

• Proposals to eliminate such forms of voting	For

Shareholder Ability to Call Special Meetings

• Proposals to restrict or prohibit shareholder ability to call special meetings	Against

• Proposals that remove restrictions on the right of shareholders to act independently of management	For

Shareholder Ability to Act by Written Consent

• Proposals to restrict or prohibit shareholder ability to take action by written consent	Against

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
• Proposals to allow or make easier shareholder action by written consent	For

Shareholder Ability to Alter the Size of the Board

• Proposals that seek to fix the size of the board	Case-by-Case

• Proposals that give management the ability to alter the size of the board without shareholder approval	Against

TENDER OFFER DEFENSES

Poison Pills

• Proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:	For

(1)    shareholders have approved adoption of the plan,

(2)    a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or

(3)    the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate

Against

• Shareholder proposals to redeem a company’s poison pill	Case-by-Case

• Management proposals to ratify a poison pill	Case-by-Case

Fair Price Provisions

• Proposals to adopt fair price provisions	Case-by-Case

• Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares	Against

Greenmail

• Proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments	For

• Antigreenmail proposals when they are bundled with other charter or bylaw amendments	Case-by-Case

Pale Greenmail	Case-by-Case

Unequal Voting Rights

• Dual-class exchange offers	Against

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
• Dual-class recapitalizations	Against

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

• Management proposals to require a supermajority shareholder to approve charter and bylaw amendments	Against

•   Shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal

For

Supermajority Shareholder Vote Requirement to Approve Mergers

• Management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations	Against

• Shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations	For

White Squire Replacements	For

Amendments to Corporate Documents

•   Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, proposals seeking to remove shareholder approval requirements by:

(1)    moving article provisions to portions of the charter not requiring shareholder approval or

(2)    in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends against because a similar reduction in shareholder rights is requested.

Against

• Proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified	Against

• Proposals seeking charter or bylaw amendments to remove anti-takeover provisions	For

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
MISCELLANEOUS

Shareholder proposals to adopt confidential voting, use independent tabulators, and use independent inspectors of election	For

Management proposals to adopt confidential voting	For

Open Access

• Shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board	Case-by-Case

Majority Voting Standard

• Management proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders	For

• Shareholder proposals seeking adoption of the majority voting standard	Against

• Proposals seeking adoption of the majority voting standard for issuers with a history of board malfeasance	Case-by-Case

Bundled or “Conditioned” Proxy Proposals	Case-by-Case

Shareholder Advisory Committees	Case-by-Case

Management proposals for Other Business, in connection with proxies of U.S. issuers, except in connection with a proxy contest in which a Fund is not voting in support of management	For

Proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding	Case-by-Case

CAPITAL STRUCTURE

Common Stock Authorization

•   Proposals to increase the number of shares of common stock, taking into consideration whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders’ proportionate interest. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Case-by-Case

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines

•    Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards. Consider on a case-by-case basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

For

•    Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a case-by-case basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

For

•    Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

For

•   Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)

Against

•   Shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote against such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)

For

Stock Distributions: Splits and Dividends

•   Management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a case-by-case basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized

For

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines

Reverse Stock Splits

• Management proposals to implement a reverse stock split when the number of shares authorized for issue is proportionately reduced	For

• Proposals to implement a reverse stock split that do not proportionately reduce the number of shares of authorized for issue	Case-by-Case

Preferred Stock

•   Proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock) ), but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

Against

•   Proposals to issue or create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense. Generally vote against in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

For

•   Proposals to issue or authorize preferred stock in cases where the company specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

For

•   Proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry performance in terms of shareholder returns

Case-by-Case

Shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification	For

Management Proposals to Reduce the Par Value of Common Stock	For

Shareholder Proposals that Seek Preemptive Rights or Management Proposals that Seek to Eliminate Them	Case-by-Case

Debt Restructuring	Case-by-Case

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
Share Repurchase Programs	For

Management Proposals to Cancel Repurchased Shares	For

Tracking Stock	Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation and employee benefit plans, unless otherwise provided for herein, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.	Case-by-Case

•   Generally vote in accordance with the Agent’s recommendations for equity-based plans with costs within such cap and against those with costs in excess of it, but consider plans case-by-case if the Agent raises other considerations with respect to the plan.

• Proposals seeking approval of plans for which the Agent suggests cost assessment may not be possible due to the issuer’s method of disclosing shares allocated to the plan(s)	Case-by-Case

• Proposals for plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance	For

• Proposals for plans administered by potential grant recipients	Against

• Proposals for plans for which the Agent raises other considerations not otherwise provided for herein	Case-by-Case

Restricted Stock Plans

•   Proposals for restricted stock plans, or the issuance of shares in connection with such plans, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Proposals for plans that do not meet the Agent’s criteria in this regard may be supported, but vote against if disclosure is provided regarding neither vesting nor performance requirements.

Case-by-Case

Management Proposals Seeking Approval to Reprice/Replace Options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms	Case-by-Case

• Proposals that meet the Agent’s criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support	For

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines

•   Management proposals seeking approval of compensation plans that:

(1)    permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval,

(2)    include provisions that permit repricing/replacement transactions that do not meet the Agent’s criteria (except regarding burn rate as noted above), or

(3)    give the board sole discretion to approve option repricing/replacement programs

Against

Director Compensation, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. Do not vote against plans for which burn rate is the sole consideration raised by the Agent.	Case-by-Case

Employee Stock Purchase Plans	Case-by-Case

OBRA-Related Compensation Proposals

• Amendments that Place a Cap on Annual Grants or Amend Administrative Features	For

• Amendments to Add Performance-Based Goals	For

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA	Case-by-Case

• Approval of Cash or Cash-and-Stock Bonus Plan	For

Shareholder Proposals Regarding Executive and Director Pay

•   Proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors or proposals seeking such disclosure if providing it would be out of step with market practice and potentially disruptive to the business

Against

•   Proposals that seek to impose new compensation structures or policies, including “claw back” recoupments, unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein

Against

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
Golden and Tin Parachutes

•   Shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such “parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements

For

•   Shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange

Against

• All proposals to ratify or cancel golden or tin parachutes	Case-by-Case

Employee Stock Ownership Plans (ESOPs)	For

401(k) Employee Benefit Plans	For

Shareholder proposals to expense stock options, unless company has already publicly committed to expensing options by a specific date	For

Shareholder proposals requiring mandatory periods for officers and directors to hold company stock	Against

STATE OF INCORPORATION

Voting on State Takeover Statutes	Case-by-Case

Voting on Reincorporation Proposals	Case-by-Case

• Management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported	For

• Shareholder reincorporation proposals not also supported by the company	Against

MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Mergers and Acquisitions	Case-by-Case

Corporate Restructuring, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
Appraisal Rights	For

Changing Corporate Name	For

Adjournment of Meeting

• Proposals to adjourn a meeting when the primary proposal is also voted FOR	For

MUTUAL FUND PROXIES

Election of Directors	Case-by-Case

Converting Closed-end Fund to Open-end Fund	Case-by-Case

Proxy Contests	Case-by-Case

Investment Advisory Agreements	Case-by-Case

Approving New Classes or Series of Shares	For

Preferred Stock Proposals	Case-by-Case

1940 Act Policies	Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction	Case-by-Case

Change Fundamental Investment Objective to Nonfundamental	Case-by-Case

Name Rule Proposals	Case-by-Case

Disposition of Assets/Termination/Liquidation	Case-by-Case

Changes to the Charter Document	Case-by-Case

Changing the Domicile of a Fund	Case-by-Case

Change in Fund’s Subclassification	Case-by-Case

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval	For

Distribution Agreements	Case-by-Case

Master-Feeder Structure	For

Mergers	Case-by-Case

Shareholder Proposals to Establish Director Ownership Requirement	Against

Reimburse Shareholder for Expenses Incurred	Case-by-Case

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
Terminate the Investment Advisor	Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES

Unless otherwise specified herein. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.	Case-by-Case

Shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter, absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein.	Against

•   Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as:

•    consumer and public safety

•    environment and energy

•    labor standards and human rights

•    military business and political concerns

•    workplace diversity and non-discrimination

•    sustainability

•    social issues

•    vendor activities

•    economic risk, or

•    matters of science and engineering

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Proposals in cases in which the Agent recommends voting against such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate, unless otherwise provided for herein. For purposes of these global Guidelines, “against” shall mean withholding of support for a proposal, resulting in submission of a vote of against or abstain, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.	Against

Proposals for which the Agent recommends support of practices described herein as associated with a firm against vote:

(1)    as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or

(2)    as the more favorable choice in cases in which shareholders must choose between alternate proposals

Case-by-Case

Routine Management Proposals	For

• The opening of the shareholder meeting	For

• That the meeting has been convened under local regulatory requirements	For

• The presence of quorum	For

• The agenda for the shareholder meeting	For

• The election of the chair of the meeting	For

• The appointment of shareholders to co-sign the minutes of the meeting	For

• Regulatory filings (e.g., to effect approved share issuances)	For

• The designation of inspector or shareholder representative(s) of minutes of meeting	For

• The designation of two shareholders to approve and sign minutes of meeting	For

• The allowance of questions	For

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines

• The publication of minutes	For

• The closing of the shareholder meeting	For

• Other similar routine management proposals	For

Discharge of Management/Supervisory Board Members

•   Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders

For

Director Elections

•   Votes on director nominees in contested elections, or in uncontested elections not subject to policies described herein. Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.

Case-by-Case

•   For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee

Against

•   For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, the slate.

Against

• In tax haven markets, non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee	Do Not Vote Against

• Non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange	Do Not Vote Against

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
• In cases in which committee membership is unclear, non-independent director nominees if no other issues have been raised in connection with his/her nomination	Case-by-Case

•   Individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a case-by-case basis

Against

•   For issuers in Canada and tax haven markets, votes on bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent’s standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Against

•   Nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•    Bundled slates of nominees in (Hong Kong or France);

•    Simultaneous reappointment of retiring directors (South Africa);

•    In markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a case-by-case basis); or

•    Nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa)

Against

• Nominees for which the Agent has raised concerns regarding scandals or internal controls	Case-by-Case

•   For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

• For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

• Proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations	For

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
Independent Statutory Auditors

•   With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote against all nominees.

Against

• Incumbent nominees at companies implicated in scandals or exhibiting poor internal controls	Against

Nominating Committee

• Proposals that permit non-board members to serve on the nominating committee	Against

Director Remuneration	Case-by-Case

• Proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse	For

Retirement Bonuses

With respect to Japanese companies:

• Proposals if all payments are for directors and auditors who have served as executives of the company	For

•   Proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served

Against

• If Agent raises scandal or internal control considerations, bonus proposals only for nominees whom a Fund is also voting against for that reason	Against

Stock Option Plans for Independent Internal Statutory Auditors

• With respect to Japanese companies, proposals regarding option grants to independent internal statutory auditors, following the Agent’s guidelines	Against

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
Equity Compensation Plans

•   Votes with respect to compensation plans, unless otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company’s share plans and analysis of plan features

Case-by-Case

Shares Reserved for Equity Compensation Plans

•   Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

• Equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:	Against

•   Exceed Agent’s recommended dilution limits;

•   Provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (e.g., Japan);

•   Are administered by potential grant recipients;

•   Permit financial assistance in the form of interest-free, non-recourse loans in connection with executive’s participation;

•   For restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•   Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans;

•   Provide for terms or participation that is markedly out of line with market practice

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines

•      Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that:

(1)    Performance targets are adequately increased in proportion to the additional time available,

(2)    The amount of compensation subject to retesting is de minimis as a percentage of overall compensation or relative to market practice, or

(3)    The issuer has committed to cease retesting within a reasonable period of time.

•   Such plans or the related issuance of shares that

(1)    Do not suffer from the defects noted above or

(2)    Otherwise meet the Agent’s tests if the considerations raised by the Agent pertain solely to performance hurdles or the company’s rationale in support of the plan or its participants

For

• Proposals in connection with such plans or the related issuance of shares in other instances	Case-by-Case

Remuneration Reports

•   Reports that include compensation plans permitting:

(1)    Practices or features not supported under these Guidelines

(2)    Financial assistance or retesting under the conditions described above, or

(3)    Provisions for retirement benefits to outside directors, except that reports will generally be voted for if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report)

Against

• Except as described above, votes on provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, “leaver” status and vesting or performance criteria	Case-by-Case

Shareholder Proposals Regarding Executive and Director Pay

• The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

•   Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to support general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.

For

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
• Specific issuance requests, based on the proposed use and the company’s rationale	Case-by-Case

•   Proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval

Against

Increases in Authorized Capital

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•   Nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding

For

• Specific proposals to increase authorized capital, unless:	For

•    The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•    The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Against

• Proposals to adopt unlimited capital authorizations	Against

Preferred Stock

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•   Creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders

For

• Creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests	For

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines

•   Creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid

Against

Poison Pills/Protective Preference Shares

•   Management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent’s standards, but generally not regarding director nominees or remuneration in connection with poison pill considerations raised by the Agent

Against

Approval of Financial Statements and Director and Auditor Reports

• Management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting	For

Remuneration of Auditors

• Proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company	For

Indemnification of Auditors	Against

Allocation of Income and Dividends

•   Management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent’s recommendations against payouts deemed too low according to Agent’s methodology

For

Stock (Scrip) Dividend Alternatives	For

• Stock (scrip) dividend proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value	Against

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Case-by-Case

• Debt issuances for companies when the gearing level is between zero and 100 percent	For

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
• Proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards	Case-by-Case

Financing Plans

• Adoption of financing plans if they are in the best economic interests of shareholders	For

Related Party Transactions	Case-by-Case

• Approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms	For

Approval of Donations

• Proposals for which adequate, prior disclosure of amounts is not provided	Against

Capitalization of Reserves

• Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares	For

Amendments to Articles of Association	Case-by-Case

• That are editorial in nature	For

• Where shareholder rights are protected	For

• Where there is negligible or positive impact on shareholder value	For

• For which management provides adequate reasons for the amendments or the Agent otherwise supports management’s position	For

• Which the company is required to do so by law (if applicable)	For

• With respect to article amendments for Japanese companies:

• Management proposals to amend a company’s articles to expand its business lines	For

•    Management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/ reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns

For

Effective Date: 07/29/03 Revision Date: 03/30/06

PROPOSAL	Guidelines
• If anti-takeover concerns exist, management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date	Against

•   Management proposals regarding amendments to authorize share repurchases at the board’s discretion, unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest (generally following the Agent’s guidelines)

Against

Other Business

• Management proposals for Other Business in connection with global proxies, voting in accordance with the Agent’s market-specific recommendations	Against

Effective Date: 07/29/03 Revision Date: 03/30/06

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

PART C:

OTHER INFORMATION

ITEM 23.	EXHIBITS

(a)

(1)    Articles of Incorporation, dated September 22, 1994—Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 19, 1995 and incorporated herein by reference.

(2)    Articles Supplementary, dated March 12, 1996—Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registrant’s Form N-1A Registration Statement on April 15, 1997 and incorporated herein by reference.

(3)    Articles of Amendment, dated April 6, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Form N-1A Registration Statement on Aril 27, 1998 and incorporated herein by reference.

(4)    Articles Supplementary dated June 8, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on September 7, 2001 and incorporated herein by reference.

(5)    Article of Amendment dated June 8, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on September 7, 2001 and incorporated herein by reference.

(6)    Articles of Amendment and Restatement, dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(7)    Articles of Amendment, dated, October 1, 2002 – Filed as an Exhibit to Post Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(8)    Articles of Amendment, dated April 30, 2004 (redesignation of Class R shares to Class I shares) – Filed as an exhibit to Post-Effective Amendment No. 21 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(9)    Articles Supplementary, effective April 29, 2005 (Issuance of Class ADV shares) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(10)  Articles of Amendment, effective April 28, 2006 – Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(b)	Second Amended and Restated Bylaws – Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(c)	Instruments Defining Rights of Holders—Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registrant’s Form N-1A Registration Statement on April 25, 1996 and incorporated herein by reference.

(d)

(1)    Investment Management Agreement between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc) dated March 1, 2002—Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)     Amended Schedule A to the Investment Management Agreement between ING Strategic Allocation Portfolios, Inc. and ING Investments, LLC, dated December 2003 – Filed as an exhibit to Post-Effective Amendment No. 21 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(2)    Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated March 1, 2002—Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)     Amended Schedule A to the Sub-Advisory Agreement between ING Investments, LLC and ING IM – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)    First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING IM effective as of July 29, 2003 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(3)    Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Strategic Allocation Portfolios, Inc. restated April 1, 2005 – Filed as an Exhibit to Post Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(e)	Distribution Agreement between ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.) and ING Pilgrim Securities, Inc. dated January 1, 2002—Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)     Amended Schedule of Approvals to Distribution Agreement between ING Strategic Allocation Portfolios, Inc. and ING Funds Distributor, LLC – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

2

(ii)    Substitution Agreement to Distribution Agreement between ING Strategic Allocation Portfolios, Inc. and ING Funds Distributor, LLC dated October 8, 2002 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(f)	Directors’ Deferred Compensation Plan—Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant’s Form N-1A Registration Statement on February 26, 1998 and incorporated herein by reference.

(g)

(1)    Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)     Amended Exhibit A dated April 28, 2006 to the Custody Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(2)	Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003– Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)     Amended Exhibit A dated April 28, 2006 to the Foreign Custody Manager Agreement with the Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(ii)    Amended Schedule 2 to the Foreign Custody Manager Agreement with the Bank of New York dated as of June 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(3)	Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003– Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)     Amended Exhibit A dated April 11, 2006 to the Securities Lending Agreement and Guaranty with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(h)	(1) Administration Agreement between ING Funds Services, LLC and ING Strategic

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Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc) dated April 1, 2002—Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)     Amended Schedule A to Administration Agreement between ING Funds Services, LLC and ING Strategic Allocation Portfolios, Inc.– Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(2)    License Agreement between Aetna Life and Casualty Company and ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.) dated November 8, 1994—Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 19, 1995 and incorporated herein by reference.

(3)    Fund Accounting Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)     Amended Exhibit A dated April 28, 2006 to the Fund Accounting Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(4)    Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i) Amended Schedule A to the Allocation Agreement, dated January 2005 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(5)    Participation Agreement among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated December 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(6)    Agency Agreement with DST Systems, Inc. dated July 7, 2001 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(7)    Administrative and Shareholder Services Agreement between ING Funds Services, LLC and Connecticut General Life Insurance Company dated October 18, 2002 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

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(8)    Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)     Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)    Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 26, 2001 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(9)    Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)     Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed November 9, 1998 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

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(ii)    Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 1, 1999 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iii)  Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed December 31, 1999 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iv)   Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 11, 2000 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(v)    Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vi)   Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 27, 2001 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

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(vii) Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 19, 2001 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)	Opinion and consent of counsel regarding the legality of the securities being registered with regard to Adviser Class shares – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(j)	(1) Consent of Goodwin Procter LLP – To be filed by subsequent Post-Effective amendment.

(2) Consent of KPMG, LLP – To be filed by subsequent Post-Effective amendment.

(k)	N/A

(l)	Agreement Concerning Initial Capital—Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 19, 1995 and incorporated herein by reference.

(m)

(1)    Restated Distribution Plan for Class S shares effective March 24, 2004 – Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(2)    Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(n)	Amended and restated Multi-Class Plan pursuant to Rule 18f-3 for ING Strategic Allocation Portfolios, Inc., effective April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(i)     Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 for ING Strategic Allocation Portfolios, Inc. effective May 2, 2005– Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(o)	N/A

(p)	(1) ING Funds and Advisers Code of Ethics effective May 1, 2004 – Filed as an

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exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(2) ING Investment Management (US) Code of Ethics dated August 2006 – Filed herein.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Strategic Allocation Portfolios, Inc. is a Maryland corporation for which separate financial statements are filed. As of [ ] , 2007, ING Life Insurance and Annuity Company (“ILIAC”) and ING USA Life Insurance & Annuity Co. (“IULAC”), and their affiliates, had the following interest in the Registrant’s outstanding voting securities of ING VP Strategic Allocation Portfolios, through direct ownership or through one of their separate accounts:

ILIAC	% of Portfolio
ING VP Strategic Allocation Moderate Portfolio, Class I	[ ]ING VP Strategic
Allocation Growth Portfolio, Class I	[ ]ING VP Strategic Allocation Conservative
Portfolio, Class I [ ]

IULIAC	% of Portfolio
ING VP Strategic Allocation Moderate Portfolio, Class S	[ ]

ILIAC and IULAC are indirect wholly-owned subsidiaries of ING Groep N.V.

A list of all persons directly or indirectly under common control with ING Generation Portfolios, Inc. is incorporated herein by reference to Item 26 of the Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed with the Securities and Exchange Commission on April 9, 2001.

ITEM 25.	INDEMNIFICATION

Article 9, Section (d) of ING Strategic Allocation Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(d) The Corporation shall indemnify its officers, directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(i) Every person who is or has been a director, officer, employee or agent of the Corporation, and persons who serve at the Corporation’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a director,

8

officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

(ii) The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(iii) No indemnification shall be provided hereunder to a director, officer, employee or agent against any liability to the Corporation or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(iv) The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(v) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (vi) of this paragraph (d), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Directors who are not “interested” persons of the Corporation (as defined in the 1940 Act), or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(vi) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions: (1) the indemnitee provides security for his undertaking, (2) the Corporation is insured against losses arising by reason of any lawful advances or (3) a majority of a quorum of non-party Directors who are not “interested” persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

(vii) Neither the amendment nor repeal of this paragraph (d) of Article Ninth, nor the adoption of any amendment of any other provision of the Charter or By-Laws of the Corporation inconsistent with this paragraph (d) of Article Ninth shall apply to or affect in any respect the applicability of this paragraph (d) with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

9

In addition, ING Strategic Allocation Portfolios, Inc.’s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2007.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Directors, officers and controlling persons of ING Strategic Allocation Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Strategic Allocation Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Strategic Allocation Portfolios, Inc. of expenses incurred or paid by a Director, officer or controlling person of ING Generation Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Generation Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF ADVISER

Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) , together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING IM in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27.	PRINCIPAL UNDERWRITER

(a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included

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in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Generation Portfolios, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-Adviser. The address of each is as follows:

(a)	ING Strategic Allocation Portfolios, Inc.

7337 East Doubletree Ranch Rd.

Scottsdale, Arizona 85258

(b)	ING Investments, LLC

7337 East Doubletree Ranch Rd.

Scottsdale, Arizona 85258

(c)	ING Funds Distributor, Inc.

7337 East Doubletree Ranch Rd.

Scottsdale, Arizona 85258

(d)	State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

(e)	DST Systems, Inc.

P.O. Box 419386

Kansas City, Missouri 64141

(f)	ING Investment Management Co.

230 Park Avenue

New York, New York 10169

ITEM 29.	MANAGEMENT SERVICES

Not Applicable.

ITEM 30.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on 7th day of February, 2007.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Shaun P. Mathews*	President and Chief Executive Officer	February 7, 2007

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	February 7, 2007

Albert E. DePrince Jr.*	Director	February 7, 2007

Maria T. Fighetti*	Director	February 7, 2007

Sidney Koch*	Director	February 7, 2007

Corine T. Norgaard*	Director	February 7, 2007

Joseph E. Obermeyer*	Director	February 7, 2007

Edward O’Dell*	Director	February 7, 2007

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**	Powers of attorney for Shaun P. Mathews, Todd Modic and each Director are attached hereto.

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POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING VP Balanced Portfolio, Inc	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc	33-88334	811-8934
ING Series Fund, Inc	33-41694	811-6352
ING Variable Portfolios, Inc	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 12, 2006.

/s/ Albert E. DePrince, Jr.
Albert E. DePrince, Jr., Director/Trustee

13

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING VP Balanced Portfolio, Inc	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc	33-88334	811-8934
ING Series Fund, Inc	33-41694	811-6352
ING Variable Portfolios, Inc	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 12, 2006.

/s/ Corine T. Norgaard
Corine T. Norgaard, Director/Trustee

14

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING VP Balanced Portfolio, Inc	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc	33-88334	811-8934
ING Series Fund, Inc	33-41694	811-6352
ING Variable Portfolios, Inc	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 12, 2006.

/s/ Edward T. O’Dell
Edward T. O’Dell, Director/Trustee

15

POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING VP Balanced Portfolio, Inc	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc	33-88334	811-8934
ING Series Fund, Inc	33-41694	811-6352
ING Variable Portfolios, Inc	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 12, 2006.

/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

16

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING VP Balanced Portfolio, Inc	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc	33-88334	811-8934
ING Series Fund, Inc	33-41694	811-6352
ING Variable Portfolios, Inc	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 12, 2006.

/s/ Joseph E. Obermeyer
Joseph E. Obermeyer, Director/Trustee

17

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING VP Balanced Portfolio, Inc	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc	33-88334	811-8934
ING Series Fund, Inc	33-41694	811-6352
ING Variable Portfolios, Inc	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 12, 2006.

/s/ Maria T. Fighetti
Maria T. Fighetti, Director/Trustee

18

POWER OF ATTORNEY

I, the undersigned Lead Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING VP Balanced Portfolio, Inc	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc	33-88334	811-8934
ING Series Fund, Inc	33-41694	811-6352
ING Variable Portfolios, Inc	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 12, 2006.

/s/ Sidney Koch
Sidney Koch, Lead Director/Trustee

19

POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety and Shaun P. Mathews, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
ING VP Balanced Portfolio, Inc	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc	33-88334	811-8934
ING Series Fund, Inc	33-41694	811-6352
ING Variable Portfolios, Inc	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 12, 2006.

/s/ Todd Modic
Todd Modic Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary

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EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(p)(2)	ING Investment Management (US) Code of Ethics dated August 2006.

21